          AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 25, 2005

                                                     Registration Nos. 333-51676
                                                                       811-08828
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               -----------------

                                    FORM N-4

                               -----------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]



                         POST-EFFECTIVE AMENDMENT NO. 11                   [X]



                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]



                                AMENDMENT NO. 36                           [X]



                        (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                             Marie C. Swift, Esquire
                           Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                        Boston, Massachusetts 02116-3700


                                    COPY TO:
                            Stephen E. Roth, Esquire
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)



[X]  immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]  on (date) pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts




================================================================================

         This registration statement incorporates by reference the prospectus (the "Prospectus") dated May 1, 2005 for the American Forerunner Series contracts included in Post-Effective Amendment No. 7 to the registration statement on Form N-4 (File No. 333-51676) filed on April 27, 2005 pursuant to paragraph (b) of Rule 485.

         This registration statement incorporates by reference the supplement dated June 27, 2005 to the American Forerunner Series Prospectus dated May 1, 2005 filed on Form 497 (File No. 333-51676) on June 27, 2005.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED NOVEMBER 1, 2005
               TO PROSPECTUS DATED MAY 1, 2005 (AS SUPPLEMENTED)


     This supplement describes an optional benefit, the Guaranteed Minimum Accumulation Benefit ("GMAB"), which may be added by rider to the American Forerunner Series variable annuity Contracts issued by New England Life Insurance Company ("we," "us," or "our"). The GMAB guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. This supplement also describes an enhanced version of the Guaranteed Withdrawal Benefit, which may be added by rider in states where approved to Contracts issued by us. Additionally, this supplement updates information concerning payout options for Death Proceeds and Non-Qualified Contracts.


     This supplement provides information in addition to that contained in the prospectus dated May 1, 2005 (as supplemented) for the Contracts. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 501 Boylston Street, Boston, MA 02116 or call us at (800) 435-4117 to request a free copy.

     Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

1.  FEE TABLE

     In the "Other Contract Fees" in the "FEE TABLE" section of the prospectus, replace the reference to the Guaranteed Withdrawal Benefit with the following:

Guaranteed Withdrawal Benefit and Enhanced Guaranteed
  Withdrawal Benefit(6)................................  Current Charge:              0.50%
                                                         Maximum Guaranteed Charge:   0.95%

     In the "Other Contract Fees" section, add the following:

Guaranteed Minimum Accumulation Benefit(7).............                               0.75%


     You may not have a Guaranteed Withdrawal Benefit, the Guaranteed Minimum Accumulation Benefit or a Guaranteed Minimum Income Benefit in effect at the same time.


     In the "Notes" section, add the following:


(7) The Guaranteed Minimum Accumulation Benefit Rider Charge is based on the Guaranteed Accumulation Amount at the end of the prior contract year. The rider charge is deducted on each contract anniversary pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.



2.  EXAMPLES


     The "Examples" in the "FEE TABLE" section of the prospectus are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. Examples 1-5 in the "Examples" section of the prospectus illustrate the most expensive way to purchase the Contract for each Class of the Contract prior to the availability of the GMAB rider. They assume purchase of the Guaranteed

Minimum Income Benefit Rider (Predictor Plus), as well as certain optional death benefits. With the availability of the GMAB rider, purchasing the Predictor Plus rider is no longer the most expensive way to purchase the Contract in all years shown. Purchasing the Contract with the Predictor Plus rider is the most expensive way to purchase the Contract for a 3, 5 or 10 year period, and purchasing the Contract with the GMAB rider is the most expensive way to purchase the Contract for a 1 year period. You cannot purchase both the Predictor Plus and the GMAB riders. Therefore, we are adding the following Examples 6-10 to the "Examples" section of the prospectus to show the cost of purchasing the Contract, for each Class of the Contract, with the GMAB rider. You can compare these expenses to those shown in Examples 1-5 of the prospectus, which assume that the Predictor Plus rider is purchased.


     Add the following after Example 5 of the "Examples" in the "FEE TABLE" section of the prospectus:


     Examples 6-10 assume that the Contract has (i) the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, (ii) the Guaranteed Minimum Accumulation Benefit Rider, and (iii) the Earnings Preservation Benefit Rider.

     EXAMPLE 6. This example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,130   $1,835    $2,530     $4,399
(b)...............................................  $1,045   $1,586    $2,123     $3,631


          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $  430   $1,295    $2,170     $4,399
(b)...............................................  $  345   $1,046    $1,763     $3,631


     EXAMPLE 7. This example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,377   $2,156    $2,939     $4,830
(b)...............................................  $1,290   $1,899    $2,523     $4,061

          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $  477   $1,436    $2,399     $4,830
(b)...............................................  $  390   $1,179    $1,983     $4,061


     EXAMPLE 8. This example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no withdrawal charges apply to the C Class):


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $  462   $1,390    $2,323     $4,676
(b)...............................................  $  378   $1,144    $1,923     $3,937


     EXAMPLE 9. This example assumes that you invest $10,000 in a L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,153   $1,902    $2,278     $4,594
(b)...............................................  $1,068   $1,655    $1,876     $3,847


          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $  453   $1,362    $2,278     $4,594
(b)...............................................  $  368   $1,115    $1,876     $3,847


     EXAMPLE 10. This example assumes that you invest $10,000 in a P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

          (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $1,219   $1,985    $2,661     $4,309
(b)...............................................  $1,134   $1,735    $2,252     $3,532

          (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted (2)):


                                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
(a)...............................................  $  419   $1,265    $2,121     $4,309
(b)...............................................  $  334   $1,015    $1,712     $3,532



3.  HOW THE CONTRACT WORKS



     In the "Optional Rider Charges" in the "How the Contract Works" section of the prospectus, add the following:



     - Guaranteed Minimum Accumulation Benefit: 0.75% of the Guaranteed Accumulation Amount.



4.  ISSUE AGE



     Replace the first two sentences under "THE CONTRACTS" section of the prospectus with the following:



     Currently, we will issue the Standard Class, C Class, L Class and P Class through the age of 90 in all states except New York. In New York, we will issue the Standard Class to an individual through the age of 82; the L Class through the age of 86, the C Class through the age of 89 and the P Class through the age of 80.



     Effective on or about December 19, 2005, we will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80.



5.  DEATH PROCEEDS AND NON-QUALIFIED CONTRACTS



     Replace the fourth paragraph on p. A-34 with the following:



     Please check with your registered representative regarding the availability of the following in your state.



     There are comparable rules for distribution on the death of the Annuitant under tax qualified plans. However, for Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.



     We also offer a payment option, for both Qualified Contract and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") Your Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available.

6.  EXPENSES


     Replace the "Guaranteed Withdrawal Benefit Rider" section of the "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" section of the prospectus with the following:

GUARANTEED WITHDRAWAL BENEFIT RIDER


     We offer a Guaranteed Withdrawal Benefit ("GWB I") rider which you can select when you purchase the Contract. When available, and if approved in your state, we will offer the Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB") rider instead of the GWB I rider. Collectively, we will refer to these two riders as the "GWB." If you elect the GWB, a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.50% of the Guaranteed Withdrawal Amount on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. The GWB Rider Charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the Enhanced Dollar Cost Averaging ("EDCA") Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccounts that are part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value, you apply your Contract Value to an annuity option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), you cancel the Enhanced GWB rider in accordance with the cancellation provisions, or the Contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change. If you elect an Optional Reset of the GWB on the 3rd (Enhanced GWB only) or 5th Contract Anniversary or thereafter as permitted, we may increase the GWB Rider Charge to the charge applicable to current Contract purchases at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If the GWB I rider is in effect, the GWB Rider Charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider has been added to your Contract, the GWB Rider Charge will not continue if your Benefit Base equals zero. (See "GUARANTEED WITHDRAWAL BENEFIT.")


     Add the following as a new section in the "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" section of the prospectus:

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER


     If you elect the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")



7.  GUARANTEED MINIMUM INCOME BENEFIT


     Add the following to the "GUARANTEED MINIMUM INCOME BENEFIT" section of the prospectus:

     You may not have this benefit in effect at the same time as a Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit.

8.  GUARANTEED WITHDRAWAL BENEFIT


     Add the following as a new section in the "GUARANTEED WITHDRAWAL BENEFIT" section of the prospectus:

ENHANCED GUARANTEED WITHDRAWAL BENEFIT

     In states where approved, we will offer an enhanced version of the Guaranteed Withdrawal Benefit rider ("Enhanced GWB") instead of the GWB rider. This version is the same as the GWB rider described above ("GWB I"), except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an Optional Reset every three Contract Years; (3) waiver of the GWB Rider Charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth Contract Anniversary. A description of these features follows.


     REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.


     OPTIONAL RESET. Starting with the third Contract Anniversary prior to the Owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I, we must receive your request in writing within a 30-day period prior to that Contract Anniversary. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the Owner's 86th birthday.

     GWB RIDER CHARGE. Unlike the GWB I described in your prospectus, we will not continue to assess the GWB Rider Charge if your Benefit Base equals zero.


     CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.


     You may not have the GWB I or Enhanced GWB in effect at the same time as the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit.

     (See Appendix F for examples of the Enhanced GWB.)

     Add the following new section after the "GUARANTEED WITHDRAWAL BENEFIT" section:

GUARANTEED MINIMUM ACCUMULATION BENEFIT


     In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your Contract. The GMAB guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.


     If you elect the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of the Asset Allocation subaccounts available in your Contract (the MetLife Moderate to Aggressive Allocation Subaccount and the MetLife Aggressive Allocation Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is one of the available Asset Allocation subaccounts. No transfers are permitted while this rider is in effect. The Asset Allocation subaccount you choose will determine the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:


                                                         GUARANTEED AMOUNT
ASSET ALLOCATION                                          (% OF PURCHASE     YEARS TO RIDER
SUBACCOUNT                                                   PAYMENTS)       MATURITY DATE
----------------                                         -----------------   --------------
MetLife Conservative Allocation Subaccount.............         130%            10 years
MetLife Conservative to Moderate Allocation
  Subaccount...........................................         120%            10 years
MetLife Moderate Allocation Subaccount.................         110%            10 years



     For more information on the Asset Allocation subaccounts, please see "Investment Advice" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.



     You may elect the GMAB rider when you purchase the Contract, up through age
80. However, you may not elect the GMAB rider if you have also elected a GWB rider or GMIB rider.



     BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your Contract that is shown on your Contract schedule page (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


     On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Contract Value.

  EXAMPLE:

          Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

     Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

     At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation

Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).


     If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.



     If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge.



     Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.


  EXAMPLE:

          Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

          In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000
     ($11,000 - $11,000 = $0).

     RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

     Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


     CANCELLATION. You may elect to cancel the GMAB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Administrative Office) during the 90-day period following the 5(th) Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.

                                   APPENDIX F
                  GUARANTEED WITHDRAWAL BENEFIT (GWB) EXAMPLES

Add the following to Appendix F:

G. HOW THE OPTIONAL RESET WORKS IF ELECTED ON THE 3RD CONTRACT ANNIVERSARY (MAY BE ELECTED PRIOR TO AGE 86) -- ENHANCED GWB

     Assume that a Contract had an initial purchase payment of $100,000 and the fee is .50%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

     The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the GWB Rider Charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

     The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the GWB Rider Charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

     The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the GWB Rider Charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.
(BAR GRAPH)

ANNUAL BENEFIT PAYMENT                                             CUMULATIVE WITHDRAWALS                 CONTRACT VALUE
----------------------                                             ----------------------                 --------------
7350                                                                       7350.00                          105000.00
7350                                                                      14700.00                          125000.00
7350                                                                      22050.00                          130000.00
10384.5                                                                   32434.50                          148350.00
10384.5                                                                   42819.00                          185000.00
10384.5                                                                   53203.50                          195000.00
12590.13                                                                  65793.63                          179859.00
12590.13                                                                  78383.76                          210000.00
12590.13                                                                  90973.89                          223000.00
19780.74                                                                 110754.63                          282582.00
19780.74                                                                 130535.37                          270000.00
19780.74                                                                 150316.11                          278000.00
                                                                                                            315000.00

H.  ANNUAL BENEFIT PAYMENT CONTINUING WHEN THE CONTRACT VALUE REACHES ZERO



     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).



     Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.



     In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.


                                  (BAR CHART)

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                    Telephone: (800) 435-4117
Boston, MA 02116

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                   MAY 1, 2005 AS REVISED ON OCTOBER 25, 2005


     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated May 1, 2005 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.

VA-407-05

                               TABLE OF CONTENTS

                                                               PAGE
                                                              ------
THE COMPANY AND THE VARIABLE ACCOUNT........................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................  II-3
INVESTMENT ADVICE...........................................  II-3
DISTRIBUTION OF THE CONTRACTS...............................  II-4
CALCULATION OF PERFORMANCE DATA.............................  II-5
CALCULATION OF YIELDS.......................................  II-6
NET INVESTMENT FACTOR.......................................  II-8
ANNUITY PAYMENTS............................................  II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-10
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-10
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-12
THE FIXED ACCOUNT...........................................  II-109
TAX STATUS OF THE CONTRACTS.................................  II-109
EXPERTS.....................................................  II-110
LEGAL MATTERS...............................................  II-110
FINANCIAL STATEMENTS........................................  1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti

Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005.

     On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio of the Metropolitan Fund.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Research & Management Company became the subadviser.

     On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Investment Trust Portfolio (formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio and the Met/Putnam Voyager Portfolio ceased to exist.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The sub-adviser to the RCM Global Technology Portfolio (formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Global Adviser became the sub-adviser.

                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the

Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

                                                                                  AGGREGATE AMOUNT OF
                                                                                COMMISSIONS RETAINED BY
                                                         AGGREGATE AMOUNT OF   DISTRIBUTOR AFTER PAYMENTS
                                                         COMMISSIONS PAID TO   TO ITS REGISTERED PERSONS
FISCAL YEAR                                                 DISTRIBUTOR*           AND SELLING FIRMS
-----------                                              -------------------   --------------------------
2001...................................................      $ 5,605,538                   $0
2002...................................................      $23,135,787                   $0
2003...................................................      $25,639,805                   $0

---------------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB (Predictor Plus) rider charge which is assessed as .75% per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Guaranteed Withdrawal Benefit Rider charge which is .50% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and
(2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)
     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined at least 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is .9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity payments remain constant. Initial monthly annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations show the monthly payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that monthly annuity payments vary over time based on fluctuations in annual returns.

     The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer an alternative Assumed Interest Rate (AIR) of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     For each Class, the illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

   THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                               PROSPECTUS TABLES.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     The following tables show the Accumulation Unit Values through December 31, 2004.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.275792        2.290238          981,708
  01/01/2002 to 12/31/2002................................    2.290238        2.288137        7,080,343
  01/01/2003 to 12/31/2003................................    2.288137        2.272253        8,178,961
  01/01/2004 to 12/31/2004................................    2.272253        2.260422        9,122,398
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.101525        1.134100          647,303
  01/01/2002 to 12/31/2002................................    1.134100        1.231358        5,241,579
  01/01/2003 to 12/31/2003................................    1.231358        1.257179       10,255,426
  01/01/2004 to 12/31/2004................................    1.257179        1.289246       12,756,433
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.892562        2.008364        1,521,011
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.568445        1.605937          287,447
  01/01/2002 to 12/31/2002................................    1.605937        1.734481        3,519,888
  01/01/2003 to 12/31/2003................................    1.734481        1.926993       10,119,058
  01/01/2004 to 12/31/2004................................    1.926993        2.026247       11,481,473
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.564295        1.603184        2,078,192
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.448887        1.493541          847,646
  01/01/2002 to 12/31/2002................................    1.493541        1.587441        8,277,460
  01/01/2003 to 12/31/2003................................    1.587441        1.591992       12,674,903
  01/01/2004 to 12/31/2004................................    1.591992        1.616267       12,870,374
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.897455        4.041298          406,052
  01/01/2002 to 12/31/2002................................    4.041298        4.317105        3,666,963
  01/01/2003 to 12/31/2003................................    4.317105        4.501514        6,337,864
  01/01/2004 to 12/31/2004................................    4.501514        4.630921        6,575,235
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.514247        1.488083          360,833
  01/01/2002 to 12/31/2002................................    1.488083        1.267902        2,635,315
  01/01/2003 to 12/31/2003................................    1.267902        1.497971        4,565,858
  01/01/2004 to 04/30/2004................................    1.497971        1.485622        5,151,293
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.771594        4.105109        2,827,616

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount(8)(10) (Class
  B)(previously State Street Large Cap Growth Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    2.352775        2.580603          246,717
BlackRock Legacy Large Cap Growth Subaccount(9)(10) (Class
  E) (previously State Street Large Cap Growth Subaccount
  (Class E)
  07/02/2001* to 12/31/2001...............................    3.019092        2.759654          337,995
  01/01/2002 to 12/31/2002................................    2.759654        1.819502        2,109,027
  01/01/2003 to 12/31/2003................................    1.819502        2.424162        3,737,503
  01/01/2004 to 12/31/2004................................    2.424162        2.600016        4,380,651
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.898156        3.122286        2,171,954
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.815820        2.673516          929,183
  01/01/2002 to 12/31/2002................................    2.673516        2.203304        6,433,899
  01/01/2003 to 12/31/2003................................    2.203304        2.844732       11,096,983
  01/01/2004 to 12/31/2004................................    2.844732        3.150396       14,010,283
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.339585        2.641623          231,769
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.631178        2.390568          138,790
  01/01/2002 to 12/31/2002................................    2.390568        1.899012          675,852
  01/01/2003 to 12/31/2003................................    1.899012        2.376957        1,211,599
  01/01/2004 to 12/31/2004................................    2.376957        2.665706        1,518,691
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.223470        1.321605        1,638,566
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.190228        0.977213        1,679,195
  01/01/2003 to 12/31/2003................................    0.977213        1.209630        5,837,482
  01/01/2004 to 12/31/2004................................    1.209630        1.329439        7,243,365
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.850101        3.569420          179,083
  01/01/2002 to 12/31/2002................................    3.569420        2.731332        1,942,937
  01/01/2003 to 12/31/2003................................    2.731332        3.449245        3,653,650
  01/01/2004 to 12/31/2004................................    3.449245        3.756416        4,668,415
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    7.748492        8.598035           12,295
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.897721        0.832858          120,423
  01/01/2002 to 12/31/2002................................    0.832858        0.656026        1,530,612
  01/01/2003 to 12/31/2003................................    0.656026        0.787176        2,549,167
  01/01/2004 to 12/31/2004................................    0.787176        0.865043        4,277,793
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.979378        0.879571          122,347
  01/01/2002 to 12/31/2002................................    0.879571        0.658378          802,087
  01/01/2003 to 12/31/2003................................    0.658378        0.805710        1,541,735
  01/01/2004 to 04/30/2004................................    0.805710        0.820699        1,666,173
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.425125        0.444253            3,059

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class B)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.575496        0.493571          404,240
  01/01/2002 to 12/31/2002................................    0.493571        0.346224        2,441,313
  01/01/2003 to 12/31/2003................................    0.346224        0.429804        3,861,380
  01/01/2004 to 12/31/2004................................    0.429804        0.444259        3,651,151
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    7.273319        6.648295           19,133
  01/01/2002 to 12/31/2002................................    6.648295        4.839997          340,601
  01/01/2003 to 12/31/2003................................    4.839997        6.209409          539,609
  01/01/2004 to 12/31/2004................................    6.209409        6.781940          612,593
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.072355        1.184182          895,546
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.793209          530,074
  01/01/2003 to 12/31/2003................................    0.793209        1.060741        1,729,925
  01/01/2004 to 12/31/2004................................    1.060741        1.187075        4,063,877
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.811177          217,753
  01/01/2003 to 12/31/2003................................    0.811177        1.138274        1,041,349
  01/01/2004 to 04/30/2004................................    1.138274        1.128525        1,573,543
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    3.062420        3.326459          933,283
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.539245        2.662382          822,817
  01/01/2002 to 12/31/2002................................    2.662382        2.393038        6,928,769
  01/01/2003 to 12/31/2003................................    2.393038        3.130235       13,023,261
  01/01/2004 to 12/31/2004................................    3.130235        3.393317       14,512,972
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.891206        1.559925          131,929
  01/01/2002 to 12/31/2002................................    1.559925        1.091096          722,960
  01/01/2003 to 12/31/2003................................    1.091096        1.446896        1,165,323
  01/01/2004 to 12/31/2004................................    1.446896        1.669317        2,383,428
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.052532        1.032136          223,464
  01/01/2002 to 12/31/2002................................    1.032136        0.865315        2,492,483
  01/01/2003 to 12/31/2003................................    0.865315        1.149827        5,063,817
  01/01/2004 to 12/31/2004................................    1.149827        1.314011        6,327,264
Neuberger Berman Partners Mid Cap Value Subaccount(14)
  (previously Neuberger Berman Partners Mid Cap Value
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.557054        1.507861           78,495
  01/01/2002 to 12/31/2002................................    1.507861        1.341513        1,245,456
  01/01/2003 to 12/31/2003................................    1.341513        1.803959        2,602,170
  01/01/2004 to 12/31/2004................................    1.803959        2.185197        5,612,321

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.953966        0.880596          333,496
  01/01/2002 to 12/31/2002................................    0.880596        0.625777        2,870,903
  01/01/2003 to 12/31/2003................................    0.625777        0.893664        5,115,288
  01/01/2004 to 12/31/2004................................    0.893664        0.980913        6,713,282
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.377286        2.696428          251,711
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.400198        2.272929          202,579
  01/01/2002 to 12/31/2002................................    2.272929        1.758876        1,641,772
  01/01/2003 to 12/31/2003................................    1.758876        2.367243        3,175,066
  01/01/2004 to 12/31/2004................................    2.367243        2.716612        3,573,319
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.223058        1.190110          277,659
  01/01/2002 to 12/31/2002................................    1.190110        0.932989        2,510,267
  01/01/2003 to 12/31/2003................................    0.932989        1.342601        5,066,094
  01/01/2004 to 12/31/2004................................    1.342601        1.556617        6,724,020
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    1.620412        1.824830        2,239,279
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001...............................    1.430867        1.401132        1,221,865
  01/01/2002 to 12/31/2002................................    1.401132        1.086411       10,392,688
  01/01/2003 to 12/31/2003................................    1.086411        1.608449       17,608,402
  01/01/2004 to 12/31/2004................................    1.608449        1.829325       20,138,730
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.948368        0.855536          209,511
  01/01/2002 to 12/31/2002................................    0.855536        0.703293        2,746,997
  01/01/2003 to 12/31/2003................................    0.703293        0.952936        6,042,129
  01/01/2004 to 12/31/2004................................    0.952936        1.122429        8,204,327
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.205297        1.378228          644,662
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.273950        1.164741          480,562
  01/01/2002 to 12/31/2002................................    1.164741        0.947551        4,943,896
  01/01/2003 to 12/31/2003................................    0.947551        1.196835        7,993,525
  01/01/2004 to 12/31/2004................................    1.196835        1.394854        7,655,331
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   36.289090       39.192519           15,147
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   34.383594       38.158780            1,485
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.890720       14.884624            9,455
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.125926        1.221288          978,390
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.251553        1.335628          110,140

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.373789        1.382542          122,188
  01/01/2002 to 12/31/2002................................    1.382542        1.357536        2,439,994
  01/01/2003 to 12/31/2003................................    1.357536        1.597530        5,934,798
  01/01/2004 to 12/31/2004................................    1.597530        1.706473        8,913,662
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.008155        1.055126        1,119,475
  01/01/2002 to 12/31/2002................................    1.055126        1.138865       16,599,383
  01/01/2003 to 12/31/2003................................    1.138865        1.173147       32,638,246
  01/01/2004 to 12/31/2004................................    1.173147        1.216239       40,652,548
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951972        0.775470          389,694
  01/01/2002 to 12/31/2002................................    0.775470        0.529802        2,103,838
  01/01/2003 to 12/31/2003................................    0.529802        0.679683        3,035,424
  01/01/2004 to 12/31/2004................................    0.679683        0.727873        3,243,529
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.140653        0.968377          631,334
  01/01/2003 to 12/31/2003................................    0.968377        1.206674        1,995,924
  01/01/2004 to 12/31/2004................................    1.206674        1.363269        3,127,787
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.931494        0.824824          342,075
  01/01/2002 to 12/31/2002................................    0.824824        0.455853        2,938,916
  01/01/2003 to 12/31/2003................................    0.455853        0.615144        6,230,898
  01/01/2004 to 12/31/2004................................    0.615144        0.715759       12,892,638
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.123126        0.848860          430,464
  01/01/2003 to 12/31/2003................................    0.848860        1.164131        1,406,306
  01/01/2004 to 12/31/2004................................    1.164131        1.223582        1,751,151
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001* to 12/31/2001...............................    0.758331        0.610204           94,456
  01/01/2002 to 12/31/2002................................    0.610204        0.296896        1,890,616
  01/01/2003 to 12/31/2003................................    0.296896        0.462007        5,227,797
  01/01/2004 to 12/31/2004................................    0.462007        0.436579        6,922,678
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.877171        1.179380          975,495
  01/01/2004 to 12/31/2004................................    1.179380        1.403737        4,403,557
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.060502        0.885421          217,557
  01/01/2003 to 12/31/2003................................    0.885421        1.181785        1,785,236
  01/01/2004 to 12/31/2004................................    1.181785        1.408514        2,979,589
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.927136        0.848963          277,020
  01/01/2002 to 12/31/2002................................    0.848963        0.739466        2,846,609
  01/01/2003 to 12/31/2003................................    0.739466        0.964297        5,307,770
  01/01/2004 to 12/31/2004................................    0.964297        1.138554        6,751,783
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998973       12.846559          227,580

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   12.760851       11.278829          168,238
  01/01/2002 to 12/31/2002................................   11.278829        8.393632        1,874,264
  01/01/2003 to 12/31/2003................................    8.393632       11.312295        3,772,092
  01/01/2004 to 12/31/2004................................   11.312295       12.536032        5,226,860
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    8.647461        8.389090          190,117
  01/01/2002 to 12/31/2002................................    8.389090        6.748146        2,226,755
  01/01/2003 to 12/31/2003................................    6.748146        8.803389        4,231,229
  01/01/2004 to 12/31/2004................................    8.803389        9.571662        5,903,453
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.463224        1.350000          295,927
  01/01/2002 to 12/31/2002................................    1.350000        1.076512        2,760,128
  01/01/2003 to 12/31/2003................................    1.076512        1.628167        4,912,135
  01/01/2004 to 12/31/2004................................    1.628167        1.938776        7,451,246


------------
  * Date on which the Contract first became available.
 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock

     Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.235521        2.248592         869,330
  01/01/2002 to 12/31/2002................................    2.248592        2.244279       2,741,837
  01/01/2003 to 12/31/2003................................    2.244279        2.226473       4,235,857
  01/01/2004 to 12/31/2004................................    2.226473        2.212661       3,325,994
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.098614        1.130538         229,823
  01/01/2002 to 12/31/2002................................    1.130538        1.226269       1,687,331
  01/01/2003 to 12/31/2003................................    1.226269        1.250731       4,259,615
  01/01/2004 to 12/31/2004................................    1.250731        1.281348       4,947,365
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.874647        1.988034         432,154
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.558017        1.594464         179,069
  01/01/2002 to 12/31/2002................................    1.594464        1.720371       1,763,673
  01/01/2003 to 12/31/2003................................    1.720371        1.909409       3,667,562
  01/01/2004 to 12/31/2004................................    1.909409        2.005745       4,330,695
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.549486        1.586955         461,685
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.439254        1.482873         406,922
  01/01/2002 to 12/31/2002................................    1.482873        1.574516       3,752,623
  01/01/2003 to 12/31/2003................................    1.574516        1.577453       5,859,702
  01/01/2004 to 12/31/2004................................    1.577453        1.599901       5,492,094
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.828491        3.967810         217,116
  01/01/2002 to 12/31/2002................................    3.967810        4.234371       1,818,388
  01/01/2003 to 12/31/2003................................    4.234371        4.410821       2,755,116
  01/01/2004 to 12/31/2004................................    4.410821        4.533074       3,197,295
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.504179        1.477444          45,831
  01/01/2002 to 12/31/2002................................    1.477444        1.257572         858,351
  01/01/2003 to 12/31/2003................................    1.257572        1.484283       1,751,585
  01/01/2004 to 04/30/2004................................    1.484283        1.471564       2,020,425
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.707949        4.033161         891,992
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10)(previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    2.330500        2.554477          54,378

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10)(previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001...............................    2.999024        2.739942         165,746
  01/01/2002 to 12/31/2002................................    2.739942        1.804690       1,376,184
  01/01/2003 to 12/31/2003................................    1.804690        2.402031       2,242,123
  01/01/2004 to 12/31/2004................................    2.402031        2.573699       2,420,784
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.870725        3.090685         662,509
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.797107        2.654425         441,860
  01/01/2002 to 12/31/2002................................    2.654425        2.185385       3,544,762
  01/01/2003 to 12/31/2003................................    2.185385        2.818779       6,131,831
  01/01/2004 to 12/31/2004................................    2.818779        3.118527       6,895,437
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.313951        2.610948          23,165
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.609765        2.369929          44,802
  01/01/2002 to 12/31/2002................................    2.369929        1.880732         386,064
  01/01/2003 to 12/31/2003................................    1.880732        2.351730         802,697
  01/01/2004 to 12/31/2004................................    2.351730        2.634773         807,025
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.216777        1.313504         679,014
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.186098        0.973172         648,931
  01/01/2003 to 12/31/2003................................    0.973172        1.203420       2,333,920
  01/01/2004 to 12/31/2004................................    1.203420        1.321289       2,689,824
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.807341        3.528018          64,482
  01/01/2002 to 12/31/2002................................    3.528018        2.696948         652,639
  01/01/2003 to 12/31/2003................................    2.696948        3.402424       1,619,258
  01/01/2004 to 12/31/2004................................    3.402424        3.701714       1,851,273
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.709722        8.549344          10,133
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.895771        0.830635         227,620
  01/01/2002 to 12/31/2002................................    0.830635        0.653612         852,130
  01/01/2003 to 12/31/2003................................    0.653612        0.783495       1,327,287
  01/01/2004 to 12/31/2004................................    0.783495        0.860136       1,876,224
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.977250        0.877224          59,840
  01/01/2002 to 12/31/2002................................    0.877224        0.655964         253,040
  01/01/2003 to 12/31/2003................................    0.655964        0.801952         407,327
  01/01/2004 to 04/30/2004................................    0.801952        0.816603         495,237
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.423422        0.442180          32,719

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.574821        0.492742         112,128
  01/01/2002 to 12/31/2002................................    0.492742        0.345299       1,428,969
  01/01/2003 to 12/31/2003................................    0.345299        0.428230       1,722,848
  01/01/2004 to 12/31/2004................................    0.428230        0.442188       1,672,132
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount (Class
  B))
  07/02/2001* to 12/31/2001...............................    7.143398        6.526287          20,628
  01/01/2002 to 12/31/2002................................    6.526287        4.746421         124,713
  01/01/2003 to 12/31/2003................................    4.746421        6.083269         241,556
  01/01/2004 to 12/31/2004................................    6.083269        6.637515         327,032
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.070204        1.181023         222,093
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.792676         149,186
  01/01/2003 to 12/31/2003................................    0.792676        1.058975         633,797
  01/01/2004 to 12/31/2004................................    1.058975        1.183911       1,208,221
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.810632          97,989
  01/01/2003 to 12/31/2003................................    0.810632        1.136381         390,452
  01/01/2004 to 04/30/2004................................    1.136381        1.126278         732,700
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    3.028873        3.287838         403,355
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.518576        2.639391         401,779
  01/01/2002 to 12/31/2002................................    2.639391        2.370004       3,706,789
  01/01/2003 to 12/31/2003................................    2.370004        3.097009       6,468,059
  01/01/2004 to 12/31/2004................................    3.097009        3.353935       7,196,581
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.883025        1.552394          61,360
  01/01/2002 to 12/31/2002................................    1.552394        1.084738         353,346
  01/01/2003 to 12/31/2003................................    1.084738        1.437020         558,019
  01/01/2004 to 12/31/2004................................    1.437020        1.656261       1,248,080
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.051488        1.030593          46,529
  01/01/2002 to 12/31/2002................................    1.030593        0.863149         722,105
  01/01/2003 to 12/31/2003................................    0.863149        1.145792       2,198,172
  01/01/2004 to 12/31/2004................................    1.145792        1.308088       2,709,058
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.552941        1.503129          34,558
  01/01/2002 to 12/31/2002................................    1.503129        1.335969         361,709
  01/01/2003 to 12/31/2003................................    1.335969        1.794722       1,093,194
  01/01/2004 to 12/31/2004................................    1.794722        2.171830       2,103,590

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.953804        0.880011         258,180
  01/01/2002 to 12/31/2002................................    0.880011        0.624749       1,365,065
  01/01/2003 to 12/31/2003................................    0.624749        0.891300       2,155,256
  01/01/2004 to 12/31/2004................................    0.891300        0.977339       2,642,995
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.353603        2.667795         142,465
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.383050        2.255570          52,241
  01/01/2002 to 12/31/2002................................    2.255570        1.743692         707,530
  01/01/2003 to 12/31/2003................................    1.743692        2.344473       1,480,073
  01/01/2004 to 12/31/2004................................    2.344473        2.687786       1,827,947
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.219826        1.186373          69,714
  01/01/2002 to 12/31/2002................................    1.186373        0.929131         980,925
  01/01/2003 to 12/31/2003................................    0.929131        1.335715       2,248,054
  01/01/2004 to 12/31/2004................................    1.335715        1.547082       2,975,158
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    1.614218        1.816649         923,895
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001...............................    1.429451        1.399052         558,279
  01/01/2002 to 12/31/2002................................    1.399052        1.083716       5,041,638
  01/01/2003 to 12/31/2003................................    1.083716        1.602866       8,227,912
  01/01/2004 to 12/31/2004................................    1.602866        1.821151       9,465,838
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.945862        0.852843          67,835
  01/01/2002 to 12/31/2002................................    0.852843        0.700383       1,081,587
  01/01/2003 to 12/31/2003................................    0.700383        0.948053       2,542,236
  01/01/2004 to 12/31/2004................................    0.948053        1.115559       3,433,665
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.189706        1.359497         392,318
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.261053        1.152377         239,674
  01/01/2002 to 12/31/2002................................    1.152377        0.936556       2,208,624
  01/01/2003 to 12/31/2003................................    0.936556        1.181769       3,422,333
  01/01/2004 to 12/31/2004................................    1.181769        1.375915       3,077,245
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   35.648033       38.474665           1,897
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   33.837186       37.527489           2,359
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.798623       14.768490           5,741
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.119764        1.213800         371,795

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.242603        1.325197          59,871
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.366705        1.374725          65,506
  01/01/2002 to 12/31/2002................................    1.374725        1.348510       1,037,918
  01/01/2003 to 12/31/2003................................    1.348510        1.585325       3,312,961
  01/01/2004 to 12/31/2004................................    1.585325        1.691740       4,095,184
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.007769        1.054194         654,487
  01/01/2002 to 12/31/2002................................    1.054194        1.136725       7,591,886
  01/01/2003 to 12/31/2003................................    1.136725        1.169775      15,537,661
  01/01/2004 to 12/31/2004................................    1.169775        1.211528      18,151,277
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951810        0.774950         212,536
  01/01/2002 to 12/31/2002................................    0.774950        0.528917         890,937
  01/01/2003 to 12/31/2003................................    0.528917        0.677876       1,542,446
  01/01/2004 to 12/31/2004................................    0.677876        0.725210       1,804,841
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.140016        0.967184         213,941
  01/01/2003 to 12/31/2003................................    0.967184        1.203982         814,656
  01/01/2004 to 12/31/2004................................    1.203982        1.358864         985,057
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.931134        0.824088         228,099
  01/01/2002 to 12/31/2002................................    0.824088        0.454985       1,350,231
  01/01/2003 to 12/31/2003................................    0.454985        0.613351       2,740,053
  01/01/2004 to 12/31/2004................................    0.613351        0.712958       4,790,384
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.122499        0.847818         145,764
  01/01/2003 to 12/31/2003................................    0.847818        1.161541         533,469
  01/01/2004 to 12/31/2004................................    1.161541        1.219636         685,966
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001* to 12/31/2001...............................    0.758038        0.609663          58,620
  01/01/2002 to 12/31/2002................................    0.609663        0.296343         684,856
  01/01/2003 to 12/31/2003................................    0.296343        0.460690       2,171,669
  01/01/2004 to 12/31/2004................................    0.460690        0.434898       2,948,050
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.875803        1.176753         580,830
  01/01/2004 to 12/31/2004................................    1.176753        1.399207       1,886,163
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.059909        0.884331          32,461
  01/01/2003 to 12/31/2003................................    0.884331        1.179161         558,061
  01/01/2004 to 12/31/2004................................    1.179161        1.403980       1,235,141

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.926780        0.848208         161,048
  01/01/2002 to 12/31/2002................................    0.848208        0.738078       1,165,514
  01/01/2003 to 12/31/2003................................    0.738078        0.961516       2,377,369
  01/01/2004 to 12/31/2004................................    0.961516        1.134133       2,677,862
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998890       12.837948         110,329

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------

American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   12.540653       11.078671          95,874
  01/01/2002 to 12/31/2002................................   11.078671        8.236410         893,722
  01/01/2003 to 12/31/2003................................    8.236410       11.089325       1,811,737
  01/01/2004 to 12/31/2004................................   11.089325       12.276627       2,524,388
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    8.498265        8.240238         126,008
  01/01/2002 to 12/31/2002................................    8.240238        6.621767       1,040,860
  01/01/2003 to 12/31/2003................................    6.621767        8.629898       2,297,752
  01/01/2004 to 12/31/2004................................    8.629898        9.373627       3,012,257
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.458585        1.345052         130,815
  01/01/2002 to 12/31/2002................................    1.345052        1.071482         961,486
  01/01/2003 to 12/31/2003................................    1.071482        1.618945       1,641,739
  01/01/2004 to 12/31/2004................................    1.618945        1.925863       2,958,867


------------
  * Date on which the Contract first became available.
 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value,

     MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.215646        2.228040          22,885
  01/01/2002 to 12/31/2002................................    2.228040        2.222654         117,801
  01/01/2003 to 12/31/2003................................    2.222654        2.203913         356,634
  01/01/2004 to 12/31/2004................................    2.203913        2.189142         363,839
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.097162        1.128756           9,922
  01/01/2002 to 12/31/2002................................    1.128756        1.223720         112,812
  01/01/2003 to 12/31/2003................................    1.223720        1.247509         707,358
  01/01/2004 to 12/31/2004................................    1.247509        1.277406         779,958
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.865753        1.977947           4,438
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.552828        1.588756          32,226
  01/01/2002 to 12/31/2002................................    1.588756        1.713360         194,906
  01/01/2003 to 12/31/2003................................    1.713360        1.900673         701,179
  01/01/2004 to 12/31/2004................................    1.900673        1.995567         766,733
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.542135        1.578902              --
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.434460        1.477564          75,153
  01/01/2002 to 12/31/2002................................    1.477564        1.568096         592,262
  01/01/2003 to 12/31/2003................................    1.568096        1.570238         896,737
  01/01/2004 to 12/31/2004................................    1.570238        1.591785         870,170
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.794455        3.931554          41,262
  01/01/2002 to 12/31/2002................................    3.931554        4.193573         201,281
  01/01/2003 to 12/31/2003................................    4.193573        4.366140         409,883
  01/01/2004 to 12/31/2004................................    4.366140        4.484905         401,399
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.499169        1.472163              --
  01/01/2002 to 12/31/2002................................    1.472163        1.252454         146,985
  01/01/2003 to 12/31/2003................................    1.252454        1.477500         590,860
  01/01/2004 to 04/30/2004                                    1.477500        1.464598         646,784
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.676530        3.997661         224,054
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    2.319442        2.541513              --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    2.989036        2.730133          15,331
  01/01/2002 to 12/31/2002................................    2.730133        1.797334         103,979
  01/01/2003 to 12/31/2003................................    1.797334        2.391051         137,582
  01/01/2004 to 12/31/2004................................    2.391051        2.560650         114,456
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.857108        3.075004          34,314
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.787793        2.644925          76,898
  01/01/2002 to 12/31/2002................................    2.644925        2.176472         330,044
  01/01/2003 to 12/31/2003................................    2.176472        2.805879         581,668
  01/01/2004 to 12/31/2004................................    2.805879        3.102700         608,869
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.301239        2.595745              --
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.599120        2.359679           9,164
  01/01/2002 to 12/31/2002................................    2.359679        1.871658          81,051
  01/01/2003 to 12/31/2003................................    1.871658        2.339210         109,289
  01/01/2004 to 12/31/2004................................    2.339210        2.619432          89,857
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.213445        1.309472          23,210
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.184038        0.971161         105,515
  01/01/2003 to 12/31/2003................................    0.971161        1.200335         643,424
  01/01/2004 to 12/31/2004................................    1.200335        1.317242         735,390
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.786132        3.507490          17,785
  01/01/2002 to 12/31/2002................................    3.507490        2.679909         114,121
  01/01/2003 to 12/31/2003................................    2.679909        3.379242         204,578
  01/01/2004 to 12/31/2004................................    3.379242        3.674651         314,160
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.690409        8.525102              --
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.894797        0.829520          11,890
  01/01/2002 to 12/31/2002................................    0.829520        0.652409         116,329
  01/01/2003 to 12/31/2003................................    0.652409        0.781667         134,035
  01/01/2004 to 12/31/2004................................    0.781667        0.857699         164,171
MFS Investors Trust Subaccount(12) (previously MFS
  Research Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.976187        0.876044             857
  01/01/2002 to 12/31/2002................................    0.876044        0.654750          11,992
  01/01/2003 to 12/31/2003................................    0.654750        0.800071          33,231
  01/01/2004 to 04/30/2004                                    0.800071        0.814554          33,430
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.422573        0.441147              --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.574484        0.492330           8,715
  01/01/2002 to 12/31/2002................................    0.492330        0.344836          92,649
  01/01/2003 to 12/31/2003................................    0.344836        0.427435         425,315
  01/01/2004 to 12/31/2004................................    0.427435        0.441146         407,120
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    7.079287        6.466098           1,703
  01/01/2002 to 12/31/2002................................    6.466098        4.700289           9,125
  01/01/2003 to 12/31/2003................................    4.700289        6.021138          15,301
  01/01/2004 to 12/31/2004................................    6.021138        6.566431          14,227
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.069130        1.179446           3,456
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.792413           3,190
  01/01/2003 to 12/31/2003................................    0.792413        1.058109          36,493
  01/01/2004 to 12/31/2004................................    1.058109        1.182350         100,985
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.810370          17,439
  01/01/2003 to 12/31/2003................................    0.810370        1.135448         115,232
  01/01/2004 to 04/30/2004                                    1.135448        1.125169         208,801
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    3.012237        3.268696           4,827
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.508301        2.627971          57,009
  01/01/2002 to 12/31/2002................................    2.627971        2.358576         407,484
  01/01/2003 to 12/31/2003................................    2.358576        3.080534         657,276
  01/01/2004 to 12/31/2004................................    3.080534        3.334420         707,314
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.878947        1.548648          10,059
  01/01/2002 to 12/31/2002................................    1.548648        1.081589          82,679
  01/01/2003 to 12/31/2003................................    1.081589        1.432146         106,543
  01/01/2004 to 12/31/2004................................    1.432146        1.649816         246,945
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.050967        1.029828         223,464
  01/01/2002 to 12/31/2002................................    1.029828        0.862076         183,553
  01/01/2003 to 12/31/2003................................    0.862076        1.143803         551,005
  01/01/2004 to 12/31/2004................................    1.143803        1.305163         570,838
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.550889        1.500772           9,241
  01/01/2002 to 12/31/2002................................    1.500772        1.333202         170,229
  01/01/2003 to 12/31/2003................................    1.333202        1.790103         263,931
  01/01/2004 to 12/31/2004................................    1.790103        2.165156         276,099

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.953723        0.879717           1,538
  01/01/2002 to 12/31/2002................................    0.879717        0.624228         120,614
  01/01/2003 to 12/31/2003................................    0.624228        0.890113         234,024
  01/01/2004 to 12/31/2004................................    0.890113        0.975547         244,173
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.341850        2.653593             200
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.374519        2.246929           5,907
  01/01/2002 to 12/31/2002................................    2.246929        1.736142          36,115
  01/01/2003 to 12/31/2003................................    1.736142        2.333159         109,120
  01/01/2004 to 12/31/2004................................    2.333159        2.673476         143,530
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.218212        1.184509           9,068
  01/01/2002 to 12/31/2002................................    1.184509        0.927217          82,611
  01/01/2003 to 12/31/2003................................    0.927217        1.332307         370,220
  01/01/2004 to 12/31/2004................................    1.332307        1.542362         433,301
BlackRock Strategic Value Subaccount (Class B) (previously
  State Street Research Aurora Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.611130        1.812573           8,779
BlackRock Strategic Value Subaccount (Class E) (previously
  State Street Research Aurora Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    1.428743        1.398010          79,337
  01/01/2002 to 12/31/2002................................    1.398010        1.082359         549,921
  01/01/2003 to 12/31/2003................................    1.082359        1.600054         897,467
  01/01/2004 to 12/31/2004................................    1.600054        1.817044         991,746
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.944611        0.851503          21,894
  01/01/2002 to 12/31/2002................................    0.851503        0.698933         299,954
  01/01/2003 to 12/31/2003................................    0.698933        0.945612         422,833
  01/01/2004 to 12/31/2004................................    0.945612        1.112130         521,668
FI International Stock Subaccount (Class B)
  05/01/2004** to 12/31/2004..............................    1.181986        1.350228          54,651
FI International Stock Subaccount (Class E)
  07/02/2001* to 12/31/2001...............................    1.254650        1.146238          84,462
  01/01/2002 to 12/31/2002................................    1.146238        0.931094         191,102
  01/01/2003 to 12/31/2003................................    0.931094        1.174289         386,520
  01/01/2004 to 12/31/2004................................    1.174289        1.366522         352,767
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   35.331647       38.120554              --
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   33.567147       37.215656             753
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.752805       14.710742              72
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.116697        1.210073          47,316
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.238152        1.320013           6,538

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.363175        1.370828              --
  01/01/2002 to 12/31/2002................................    1.370828        1.344021          98,324
  01/01/2003 to 12/31/2003................................    1.344021        1.579261         282,645
  01/01/2004 to 12/31/2004................................    1.579261        1.684424         348,733
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.007576        1.053729         194,398
  01/01/2002 to 12/31/2002................................    1.053729        1.135650       1,187,935
  01/01/2003 to 12/31/2003................................    1.135650        1.168086       2,538,171
  01/01/2004 to 12/31/2004................................    1.168086        1.209173       2,548,866
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951729        0.774690          20,766
  01/01/2002 to 12/31/2002................................    0.774690        0.528474         217,421
  01/01/2003 to 12/31/2003................................    0.528474        0.676985         261,235
  01/01/2004 to 12/31/2004................................    0.676985        0.723893         202,516
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.139697        0.966597           6,516
  01/01/2003 to 12/31/2003................................    0.966597        1.202647          88,459
  01/01/2004 to 12/31/2004................................    1.202647        1.356678         186,066
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.930955        0.823724           1,317
  01/01/2002 to 12/31/2002................................    0.823724        0.454554          49,482
  01/01/2003 to 12/31/2003................................    0.454554        0.612473         348,218
  01/01/2004 to 12/31/2004................................    0.612473        0.711580         352,341
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.122185        0.847289          34,333
  01/01/2003 to 12/31/2003................................    0.847289        1.160234         233,535
  01/01/2004 to 12/31/2004................................    1.160234        1.217653         303,779
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001* to 12/31/2001...............................    0.757892        0.609392           3,655
  01/01/2002 to 12/31/2002................................    0.609392        0.296061          37,645
  01/01/2003 to 12/31/2003................................    0.296061        0.460017         167,704
  01/01/2004 to 12/31/2004................................    0.460017        0.434044         283,676
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.875120        1.175443         122,050
  01/01/2004 to 12/31/2004................................    1.175443        1.396950         197,750
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.059613        0.883783           2,226
  01/01/2003 to 12/31/2003................................    0.883783        1.177842          74,852
  01/01/2004 to 12/31/2004................................    1.177842        1.401707         103,024
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.926602        0.847843           8,799
  01/01/2002 to 12/31/2002................................    0.847843        0.737386         106,045
  01/01/2003 to 12/31/2003................................    0.737386        0.960144         220,241
  01/01/2004 to 12/31/2004................................    0.960144        1.131947         197,420
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998849       12.833645           6,184

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.65% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   12.432061       10.980001          16,988
  01/01/2002 to 12/31/2002................................   10.980001        8.158972         128,625
  01/01/2003 to 12/31/2003................................    8.158972       10.979584         227,255
  01/01/2004 to 12/31/2004................................   10.979584       12.149050         273,335
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    8.424689        8.166857           9,169
  01/01/2002 to 12/31/2002................................    8.166857        6.559523         108,984
  01/01/2003 to 12/31/2003................................    6.559523        8.544503         255,290
  01/01/2004 to 12/31/2004................................    8.544503        9.276225         273,228
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.456272        1.342581          15,917
  01/01/2002 to 12/31/2002................................    1.342581        1.068990         202,341
  01/01/2003 to 12/31/2003................................    1.068990        1.614374         325,669
  01/01/2004 to 12/31/2004................................    1.614374        1.919465         357,067


------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large

     Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.45% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  05/01/2003 to 12/31/2003................................    2.201294        2.181647         588,176
  01/01/2004 to 12/31/2004................................    2.181647        2.165940       1,081,808
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/2003 to 12/31/2003................................    1.221309        1.244426         831,124
  01/01/2004 to 12/31/2004................................    1.244426        1.273611       2,078,402
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.856901        1.967911         492,276
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.706369        1.891974       1,049,643
  01/01/2004 to 12/31/2004................................    1.891974        1.985439       2,244,541
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.534818        1.570890         958,888
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.561708        1.563055         892,208
  01/01/2004 to 12/31/2004................................    1.563055        1.583709       1,611,308
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  05/01/2003 to 12/31/2003................................    4.153850        4.322625         349,469
  01/01/2004 to 12/31/2004................................    4.322625        4.437981       1,192,970
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  05/01/2003 to 12/31/2003................................    1.247335        1.470726         420,632
  01/01/2004 To 04/30/2004................................    1.470726        1.457644         746,550
MFS Total Return Subaccount
  05/01/2004 to 12/31/2004................................    3.645377        3.962474           5,466
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    2.308436        2.528615          88,821
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E))
  05/01/2003 to 12/31/2003................................    1.789982        2.380083         360,586
  01/01/2004 to 12/31/2004................................    2.380083        2.547627         646,165
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.843555        3.059403       1,075,169
Davis Venture Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    2.167576        2.793015       1,013,251
  01/01/2004 to 12/31/2004................................    2.793015        3.086927       2,470,166
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.288597        2.580629          43,054
FI Value Leaders Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.862607        2.326735          65,915
  01/01/2004 to 12/31/2004................................    2.326735        2.604158         107,931

                                                                    1.45% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.210121        1.305453         867,956
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2003* to 12/31/2003...............................    0.969147        1.197248         675,815
  01/01/2004 to 12/31/2004................................    1.197248        1.313196       1,548,748
MetLife Stock Index Subaccount
  05/01/2003 to 12/31/2003................................    2.663010        3.356265         280,055
  01/01/2004 to 12/31/2004................................    3.356265        3.647836         750,148
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    7.671145        8.500928           1,000
MFS Investors Trust Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.651213        0.779841         117,844
  01/01/2004 to 12/31/2004................................    0.779841        0.855266         321,671
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  05/01/2003 to 12/31/2003................................    0.653545        0.798203         107,751
  01/01/2004 To 04/30/2004................................    0.798203        0.812518         139,304
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    0.421725        0.440116          14,584
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  05/01/2003 to 12/31/2003................................    0.344376        0.426653         159,748
  01/01/2004 to 12/31/2004................................    0.426653        0.440119         233,843
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  05/01/2003 to 12/31/2003................................    4.654534        5.959547          32,870
  01/01/2004 to 12/31/2004................................    5.959547        6.496004          80,772
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    1.068057        1.177872         282,255
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2003 to 12/31/2003................................    0.792143        1.057210         141,369
  01/01/2004 to 12/31/2004................................    1.057210        1.180754         413,570
FI Mid Cap Opportunities Subaccount(4)
  05/01/2003 to 12/31/2003................................    0.810093        1.134487         166,188
  01/01/2004 To 04/30/2004................................    1.134487        1.124032         311,182
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.995692        3.249665         623,081
Harris Oakmark Focused Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    2.347167        3.064101       1,008,302
  01/01/2004 to 12/31/2004................................    3.064101        3.314970       2,238,370
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  05/01/2003 to 12/31/2003................................    1.078416        1.427230         128,598
  01/01/2004 to 12/31/2004................................    1.427230        1.643328         503,079
MetLife Mid Cap Stock Index Subaccount
  05/01/2003 to 12/31/2003................................    0.861006        1.141814         449,810
  01/01/2004 to 12/31/2004................................    1.141814        1.302240       1,349,973

                                                                    1.45% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  05/01/2003 to 12/31/2003................................    1.330422        1.785481         144,438
  01/01/2004 to 12/31/2004................................    1.785481        2.158483         853,984
Franklin Templeton Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.623692        0.888912         289,136
  01/01/2004 to 12/31/2004................................    0.888912        0.973743       1,011,488
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.330155        2.639467         186,451
Loomis Sayles Small Cap Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.728611        2.321876         271,700
  01/01/2004 to 12/31/2004................................    2.321876        2.659214         463,290
Russell 2000 Index Subaccount
  05/01/2003 to 12/31/2003................................    0.925275        1.328844         567,797
  01/01/2004 to 12/31/2004................................    1.328844        1.537582       1,290,069
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004 to 12/31/2004................................    1.608047        1.808505         850,913
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  05/01/2003 to 12/31/2003................................    1.080993        1.617970         997,945
  01/01/2004 to 12/31/2004................................    1.617970        1.836470       2,212,853
Morgan Stanley EAFE Index Subaccount
  05/01/2003 to 12/31/2003................................    0.697528        0.943244         448,521
  01/01/2004 to 12/31/2004................................    0.943244        1.108790       1,319,462
FI International Stock Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.174316        1.341022         207,260
FI International Stock Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.925665        1.166856         463,974
  01/01/2004 to 12/31/2004................................    1.166856        1.357192         608,112
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004 to 12/31/2004................................   35.018069       37.769701           1,549
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004 to 12/31/2004................................   33.299262       36.906414           2,810
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004 to 12/31/2004................................   12.707150       14.653220           4,214
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004 to 12/31/2004................................    1.113637        1.206357         411,092
T.Rowe Price Small Cap Growth Subaccount
  05/01/2004 to 12/31/2004................................    1.233717        1.314848          60,296
Lord Abbett Bond Debenture Subaccount
  05/01/2003 to 12/31/2003................................    1.351684        1.587476         749,060
  01/01/2004 to 12/31/2004................................    1.587476        1.692338       2,634,228
PIMCO Total Return Subaccount
  05/01/2003 to 12/31/2003................................    1.134583        1.166403       2,588,733
  01/01/2004 to 12/31/2004................................    1.166403        1.206825       7,383,838

                                                                    1.45% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  05/01/2003 to 12/31/2003................................    0.528032        0.676043         112,568
  01/01/2004 to 12/31/2004................................    0.676043        0.722524         307,447
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2003 to 12/31/2003................................    0.965995        1.201297         163,329
  01/01/2004 to 12/31/2004................................    1.201297        1.354476         548,426
T. Rowe Price Mid Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.454161        0.611635         499,074
  01/01/2004 to 12/31/2004................................    0.611635        0.710250       2,971,928
Met/AIM Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.846774        1.158960         110,103
  01/01/2004 to 12/31/2004................................    1.158960        1.215706         287,164
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  05/01/2002 to 12/31/2002................................    0.609113        0.295777
  01/01/2003 to 12/31/2003................................    0.295777        0.464083         742,655
  01/01/2004 to 12/31/2004................................    0.464083        0.437661       1,262,601
Harris Oakmark International Subaccount (Class B)(8)
  05/01/2003 to 12/31/2003................................    0.874438        1.174138         354,194
  05/01/2004 to 12/31/2004................................    1.174138        1.394699       1,794,947
MFS Research International Subaccount
  05/01/2003 to 12/31/2003................................    0.728277        0.947848         285,128
  01/01/2004 to 12/31/2004................................    0.947848        1.116891         892,029
Neuberger Berman Real Estate Subaccount
  05/01/2004 to 12/31/2004................................    9.998808       12.829343          99,217
                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)

American Funds Growth Subaccount
  05/01/2003 to 12/31/2003................................    8.082710       10.871528         400,545
  01/01/2004 to 12/31/2004................................   10.871528       12.023456       1,223,281
American Funds Growth-Income Subaccount
  05/01/2003 to 12/31/2003................................    6.498317        8.460555         507,933
  01/01/2004 to 12/31/2004................................    8.460555        9.180484       1,248,923
American Funds Global Small Capitalization Subaccount
  05/01/2003 to 12/31/2003................................    1.066463        1.609753         399,819
  01/01/2004 to 12/31/2004................................    1.609753        1.913012       1,411,315

---------------
 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.176424        2.187507         324,274
  01/01/2002 to 12/31/2002................................    2.187507        2.180026       1,244,380
  01/01/2003 to 12/31/2003................................    2.180026        2.159484       1,156,155
  01/01/2004 to 12/31/2004................................    2.159484        2.142861         961,402
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.094262        1.125213         138,917
  01/01/2002 to 12/31/2002................................    1.125213        1.218660         563,451
  01/01/2003 to 12/31/2003................................    1.218660        1.241099       1,159,329
  01/01/2004 to 12/31/2004................................    1.241099        1.269569       1,344,094
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.848098        1.957932         154,913
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)( )
  07/02/2001* to 12/31/2001...............................    1.542500        1.577405         191,781
  01/01/2002 to 12/31/2002................................    1.577405        1.699410         532,430
  01/01/2003 to 12/31/2003................................    1.699410        1.883316       1,201,121
  01/01/2004 to 12/31/2004................................    1.883316        1.975363       1,377,461
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.527541        1.562924         208,245
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.424919        1.467007         381,965
  01/01/2002 to 12/31/2002................................    1.467007        1.555340       1,252,719
  01/01/2003 to 12/31/2003................................    1.555340        1.555910       1,725,027
  01/01/2004 to 12/31/2004................................    1.555910        1.575680       1,601,190
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.727288        3.860039         225,528
  01/01/2002 to 12/31/2002................................    3.860039        4.113183         582,376
  01/01/2003 to 12/31/2003................................    4.113183        4.278163         884,002
  01/01/2004 to 12/31/2004................................    4.278163        4.390130       1,021,364
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.489198        1.461634          58,534
  01/01/2002 to 12/31/2002................................    1.461634        1.242258         298,841
  01/01/2003 to 12/31/2003................................    1.242258        1.464011         600,760
  01/01/2004 to 04/30/2004................................    1.464011        1.450750         640,572
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.614511        3.927621         579,574
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    2.297490        2.515792          18,136

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001...............................    2.969160        2.710625         332,685
  01/01/2002 to 12/31/2002................................    2.710625        1.782699         415,897
  01/01/2003 to 12/31/2003................................    1.782699        2.369215         648,081
  01/01/2004 to 12/31/2004................................    2.369215        2.534722         692,328
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.830075        3.043892         217,157
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.769260        2.626035         429,539
  01/01/2002 to 12/31/2002................................    2.626035        2.158768       1,057,579
  01/01/2003 to 12/31/2003................................    2.158768        2.780284       1,776,807
  01/01/2004 to 12/31/2004................................    2.780284        3.071317       1,936,388
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.276034        2.565613           6,905
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.577961        2.339294          45,616
  01/01/2002 to 12/31/2002................................    2.339294        1.853635         101,294
  01/01/2003 to 12/31/2003................................    1.853635        2.314366         143,730
  01/01/2004 to 12/31/2004................................    2.314366        2.589016         196,755
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.206809        1.301449         220,558
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.179929        0.967136         249,450
  01/01/2003 to 12/31/2003................................    0.967136        1.194167       1,007,194
  01/01/2004 to 12/31/2004................................    1.194167        1.309160       1,087,646
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.744067        3.466792          56,920
  01/01/2002 to 12/31/2002................................    3.466792        2.646163         315,866
  01/01/2003 to 12/31/2003................................    2.646163        3.333363         556,570
  01/01/2004 to 12/31/2004................................    3.333363        3.621129         635,795
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.651943        8.476841           6,064
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.892852        0.827308          69,338
  01/01/2002 to 12/31/2002................................    0.827308        0.650024         209,693
  01/01/2003 to 12/31/2003................................    0.650024        0.778025         545,215
  01/01/2004 to 12/31/2004................................    0.778025        0.852847         972,831
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.974065        0.873709          35,218
  01/01/2002 to 12/31/2002................................    0.873709        0.652353         254,373
  01/01/2003 to 12/31/2003................................    0.652353        0.796346         380,102
  01/01/2004 To 04/30/2004................................    0.796346        0.810495         380,811
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.420880        0.439089          34,839

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.573810        0.491512          65,984
  01/01/2002 to 12/31/2002................................    0.491512        0.343921         287,464
  01/01/2003 to 12/31/2003................................    0.343921        0.425877         576,326
  01/01/2004 to 12/31/2004................................    0.425877        0.439098         467,041
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    6.952785        6.347384           6,420
  01/01/2002 to 12/31/2002................................    6.347384        4.609377          26,015
  01/01/2003 to 12/31/2003................................    4.609377        5.898786          63,892
  01/01/2004 to 12/31/2004................................    5.898786        6.426552          91,826
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.066985        1.176301         129,326
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.791872          12,191
  01/01/2003 to 12/31/2003................................    0.791872        1.056317         262,962
  01/01/2004 to 12/31/2004................................    1.056317        1.179166         601,733
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.809819          11,006
  01/01/2003 to 12/31/2003................................    0.809819        1.133534         167,196
  01/01/2004 To 04/30/2004................................    1.133534        1.122903         220,307
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.979250        3.230759         111,252
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.487876        2.605275         590,460
  01/01/2002 to 12/31/2002................................    2.605275        2.335866       1,289,841
  01/01/2003 to 12/31/2003................................    2.335866        3.047827       1,761,538
  01/01/2004 to 12/31/2004................................    3.047827        3.295711       1,907,611
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.870817        1.541172          42,264
  01/01/2002 to 12/31/2002................................    1.541172        1.075284         155,536
  01/01/2003 to 12/31/2003................................    1.075284        1.422361         192,066
  01/01/2004 to 12/31/2004................................    1.422361        1.636902         440,269
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.049924        1.028297          35,737
  01/01/2002 to 12/31/2002................................    1.028297        0.859924         181,927
  01/01/2003 to 12/31/2003................................    0.859924        1.139806         492,520
  01/01/2004 to 12/31/2004................................    1.139806        1.299299         690,995
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.546791        1.496064          16,557
  01/01/2002 to 12/31/2002................................    1.496064        1.327685         153,771
  01/01/2003 to 12/31/2003................................    1.327685        1.780927         375,475
  01/01/2004 to 12/31/2004................................    1.780927        2.151900         589,905

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.953560        0.879131         120,968
  01/01/2002 to 12/31/2002................................    0.879131        0.623174         325,762
  01/01/2003 to 12/31/2003................................    0.623174        0.887726         527,481
  01/01/2004 to 12/31/2004................................    0.887726        0.971956         726,261
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.318528        2.625426          24,798
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.357548        2.229758          97,823
  01/01/2002 to 12/31/2002................................    2.229758        1.721148         169,262
  01/01/2003 to 12/31/2003................................    1.721148        2.310693         270,331
  01/01/2004 to 12/31/2004................................    2.310693        2.645080         342,764
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.214991        1.180793          41,596
  01/01/2002 to 12/31/2002................................    1.180793        0.923380         296,688
  01/01/2003 to 12/31/2003................................    0.923380        1.325456         811,431
  01/01/2004 to 12/31/2004................................    1.325456        1.532894       1,053,344
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    1.604973        1.804450         222,843
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001...............................    1.427329        1.395932         796,821
  01/01/2002 to 12/31/2002................................    1.395932        1.079667       1,933,552
  01/01/2003 to 12/31/2003................................    1.079667        1.594479       2,609,789
  01/01/2004 to 12/31/2004................................    1.594479        1.808899       2,962,805
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.942114        0.848828          61,803
  01/01/2002 to 12/31/2002................................    0.848828        0.696033         348,113
  01/01/2003 to 12/31/2003................................    0.696033        0.940753         582,434
  01/01/2004 to 12/31/2004................................    0.940753        1.105307         803,232
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.166701        1.331885          71,817
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.241943        1.134064         190,791
  01/01/2002 to 12/31/2002................................    1.134064        0.920290         690,284
  01/01/2003 to 12/31/2003................................    0.920290        1.159496       1,070,308
  01/01/2004 to 12/31/2004................................    1.159496        1.347955       1,098,003
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   34.707273       37.422077             914
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   33.033515       36.599740              14
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.661659       14.595923           1,409
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.110588        1.202656         122,399
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.229301        1.309708          17,031

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.356144        1.363080         115,521
  01/01/2002 to 12/31/2002................................    1.363080        1.335094         363,197
  01/01/2003 to 12/31/2003................................    1.335094        1.567206       1,029,336
  01/01/2004 to 12/31/2004................................    1.567206        1.669891       1,378,405
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.007189        1.052798         385,965
  01/01/2002 to 12/31/2002................................    1.052798        1.133503       2,638,927
  01/01/2003 to 12/31/2003................................    1.133503        1.164719       4,369,658
  01/01/2004 to 12/31/2004................................    1.164719        1.204478       5,126,077
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951567        0.774171          88,806
  01/01/2002 to 12/31/2002................................    0.774171        0.527591         299,874
  01/01/2003 to 12/31/2003................................    0.527591        0.675148         381,833
  01/01/2004 to 12/31/2004................................    0.675148        0.721206         430,386
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.139061        0.965412          63,403
  01/01/2003 to 12/31/2003................................    0.965412        1.199970         512,105
  01/01/2004 to 12/31/2004................................    1.199970        1.352301         665,384
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.930595        0.822988          35,676
  01/01/2002 to 12/31/2002................................    0.822988        0.453700         216,411
  01/01/2003 to 12/31/2003................................    0.453700        0.610707         903,798
  01/01/2004 to 12/31/2004................................    0.610707        0.708818       1,758,734
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.121558        0.846253          40,889
  01/01/2003 to 12/31/2003................................    0.846253        1.157663         150,184
  01/01/2004 to 12/31/2004................................    1.157663        1.213737         264,999
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001 to 12/31/2001................................    0.757599        0.608856         236,284
  01/01/2002 to 12/31/2002................................    0.608856        0.295504         625,233
  01/01/2003 to 12/31/2003................................    0.295504        0.458700       1,054,382
  01/01/2004 to 12/31/2004................................    0.458700        0.432367       1,010,293
Harris Oakmark International Subaccount Class B(6)
  05/01/2003** to 12/31/2003..............................    0.873756        1.172825         108,362
  01/01/2004 to 12/31/2004................................    1.172825        1.392442         546,118
Harris Oakmark International Subaccount Class E(7)
  05/01/2002** to 12/31/2002..............................    1.059020        0.882701          50,270
  01/01/2003 to 12/31/2003................................    0.882701        1.175232         167,729
  01/01/2004 to 12/31/2004................................    1.175232        1.397200         190,072
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.926246        0.847093          69,731
  01/01/2002 to 12/31/2002................................    0.847093        0.736001         320,965
  01/01/2003 to 12/31/2003................................    0.736001        0.957376         614,709
  01/01/2004 to 12/31/2004................................    0.957376        1.127554         784,506
Neuberger Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998767       12.825046          35,814

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   12.217535       10.785149          87,006
  01/01/2002 to 12/31/2002................................   10.785149        8.006151         303,680
  01/01/2003 to 12/31/2003................................    8.006151       10.763174         527,329
  01/01/2004 to 12/31/2004................................   10.763174       11.897655         656,687
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    8.279336        8.021955          93,671
  01/01/2002 to 12/31/2002................................    8.021955        6.436681         361,204
  01/01/2003 to 12/31/2003................................    6.436681        8.376130         567,631
  01/01/2004 to 12/31/2004................................    8.376130        9.084320         828,577
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.451655        1.337649         101,630
  01/01/2002 to 12/31/2002................................    1.337649        1.063984         495,579
  01/01/2003 to 12/31/2003................................    1.063984        1.605210         756,241
  01/01/2004 to 12/31/2004................................    1.605210        1.906657       1,228,886

------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.137897        2.147717        2,305,462
  01/01/2002 to 12/31/2002................................    2.147717        2.138245        6,180,906
  01/01/2003 to 12/31/2003................................    2.138245        2.115984        6,920,157
  01/01/2004 to 12/31/2004................................    2.115984        2.097591        5,191,065
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.091369        1.121676          576,433
  01/01/2002 to 12/31/2002................................    1.121676        1.213610        2,200,010
  01/01/2003 to 12/31/2003................................    1.213610        1.234725        5,129,426
  01/01/2004 to 12/31/2004................................    1.234725        1.261783        5,784,518
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.830604        1.938113          839,207
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.532241        1.566132          299,653
  01/01/2002 to 12/31/2002................................    1.566132        1.685586        1,305,077
  01/01/2003 to 12/31/2003................................    1.685586        1.866126        3,416,991
  01/01/2004 to 12/31/2004................................    1.866126        1.955371        4,306,888
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.513080        1.547102        1,287,290
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.415442        1.456523          713,433
  01/01/2002 to 12/31/2002................................    1.456523        1.542685        3,752,159
  01/01/2003 to 12/31/2003................................    1.542685        1.541705        6,457,226
  01/01/2004 to 12/31/2004................................    1.541705        1.559729        7,595,926
BlackRock Bond Income Subaccount (Class B)(10) (previously
  State Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.661310        3.789816          381,067
  01/01/2002 to 12/31/2002................................    3.789816        4.034315        1,414,185
  01/01/2003 to 12/31/2003................................    4.034315        4.191937        2,401,613
  01/01/2004 to 12/31/2004................................    4.191937        4.297336        3,094,533
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.479293        1.451191          175,118
  01/01/2002 to 12/31/2002................................    1.451191        1.232142          690,524
  01/01/2003 to 12/31/2003................................    1.232142        1.450638        2,287,605
  01/01/2004 To 04/30/2004................................    1.450638        1.437026        3,136,968
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.553516        3.858783          305,548
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    2.275739        2.490322          153,254

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001...............................    2.949416        2.691262          456,780
  01/01/2002 to 12/31/2002................................    2.691262        1.768199        1,436,860
  01/01/2003 to 12/31/2003................................    1.768199        2.347597        2,586,749
  01/01/2004 to 12/31/2004................................    2.347597        2.509078        2,976,657
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.803289        3.013083        1,062,708
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.750849        2.607269          953,766
  01/01/2002 to 12/31/2002................................    2.607269        2.141196        3,273,900
  01/01/2003 to 12/31/2003................................    2.141196        2.754899        5,717,905
  01/01/2004 to 12/31/2004................................    2.754899        3.040225        7,252,181
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.251096        2.535820           67,352
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.556973        2.319096           83,093
  01/01/2002 to 12/31/2002................................    2.319096        1.835790          279,173
  01/01/2003 to 12/31/2003................................    1.835790        2.289801          347,415
  01/01/2004 to 12/31/2004................................    2.289801        2.558969          449,648
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.200207        1.293472        1,134,902
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.175834        0.963139          942,490
  01/01/2003 to 12/31/2003................................    0.963139        1.188042        3,607,506
  01/01/2004 to 12/31/2004................................    1.188042        1.301140        4,302,227
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.702470        3.426568          432,859
  01/01/2002 to 12/31/2002................................    3.426568        2.612839        1,640,905
  01/01/2003 to 12/31/2003................................    2.612839        3.288101        2,647,636
  01/01/2004 to 12/31/2004................................    3.288101        3.568380        3,377,289
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.613656        8.428836            7,934
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.890911        0.825099          151,361
  01/01/2002 to 12/31/2002................................    0.825099        0.647644          602,750
  01/01/2003 to 12/31/2003................................    0.647644        0.774407          911,633
  01/01/2004 to 12/31/2004................................    0.774407        0.848030        2,183,123
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.971947        0.871376          147,273
  01/01/2002 to 12/31/2002................................    0.871376        0.649967          452,260
  01/01/2003 to 12/31/2003................................    0.649967        0.792636          764,619
  01/01/2004 To 04/30/2004................................    0.792636        0.806454          938,157
Jennison Growth Subaccount (Class B)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.419194        0.437040           24,491

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.573137        0.490691          475,290
  01/01/2002 to 12/31/2002................................    0.490691        0.342997        1,530,060
  01/01/2003 to 12/31/2003................................    0.342997        0.424301        2,398,264
  01/01/2004 to 12/31/2004................................    0.424301        0.437034        2,207,783
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    6.828543        6.230847           76,773
  01/01/2002 to 12/31/2002................................    6.230847        4.520215          187,509
  01/01/2003 to 12/31/2003................................    4.520215        5.778902          322,231
  01/01/2004 to 12/31/2004................................    5.778902        6.289633          386,337
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.064844        1.173163          476,148
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.791346          539,213
  01/01/2003 to 12/31/2003................................    0.791346        1.054567        1,364,519
  01/01/2004 to 12/31/2004................................    1.054567        1.176032        2,292,827
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.809277          108,375
  01/01/2003 to 12/31/2003................................    0.809277        1.131649          706,917
  01/01/2004 To 04/30/2004................................    1.131649        1.120668        1,045,702
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.946613        3.193249          711,120
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.467618        2.582768          893,806
  01/01/2002 to 12/31/2002................................    2.582768        2.313366        3,917,017
  01/01/2003 to 12/31/2003................................    2.313366        3.015461        6,143,596
  01/01/2004 to 12/31/2004................................    3.015461        3.257444        7,256,083
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.862721        1.533749          284,648
  01/01/2002 to 12/31/2002................................    1.533749        1.069029          723,043
  01/01/2003 to 12/31/2003................................    1.069029        1.412678          979,246
  01/01/2004 to 12/31/2004................................    1.412678        1.624128        2,036,124
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.048883        1.026763          368,177
  01/01/2002 to 12/31/2002................................    1.026763        0.857786        1,293,872
  01/01/2003 to 12/31/2003................................    0.857786        1.135837        2,419,733
  01/01/2004 to 12/31/2004................................    1.135837        1.293477        3,074,816
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.542704        1.491363          156,452
  01/01/2002 to 12/31/2002................................    1.491363        1.322184          452,404
  01/01/2003 to 12/31/2003................................    1.322184        1.771780        1,037,455
  01/01/2004 to 12/31/2004................................    1.771780        2.138702        2,383,258
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.953398        0.878544          201,706
  01/01/2002 to 12/31/2002................................    0.878544        0.622137        1,587,342
  01/01/2003 to 12/31/2003................................    0.622137        0.885371        2,760,571
  01/01/2004 to 12/31/2004................................    0.885371        0.968406        3,158,601

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.295429        2.597547          183,662
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.340698        2.212721          302,661
  01/01/2002 to 12/31/2002................................    2.212721        1.706287          815,619
  01/01/2003 to 12/31/2003................................    1.706287        2.288457        1,349,652
  01/01/2004 to 12/31/2004................................    2.288457        2.617001        1,804,117
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.211779        1.177077          303,150
  01/01/2002 to 12/31/2002................................    1.177077        0.919554          973,414
  01/01/2003 to 12/31/2003................................    0.919554        1.318657        3,524,728
  01/01/2004 to 12/31/2004................................    1.318657        1.523502        5,372,504
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    1.598838        1.796361        1,043,521
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001...............................    1.425916        1.393850          871,034
  01/01/2002 to 12/31/2002................................    1.393850        1.076984        4,781,568
  01/01/2003 to 12/31/2003................................    1.076984        1.588924        7,338,569
  01/01/2004 to 12/31/2004................................    1.588924        1.800791        8,947,533
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.939623        0.846163          157,511
  01/01/2002 to 12/31/2002................................    0.846163        0.693157          814,299
  01/01/2003 to 12/31/2003................................    0.693157        0.935931        2,876,242
  01/01/2004 to 12/31/2004................................    0.935931        1.098540        4,218,893
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.151608        1.313784          400,031
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.229365        1.122021          407,797
  01/01/2002 to 12/31/2002................................    1.122021        0.909605        2,317,297
  01/01/2003 to 12/31/2003................................    0.909605        1.144894        4,436,861
  01/01/2004 to 12/31/2004................................    1.144894        1.329646        4,016,807
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   34.093929       36.736393            7,701
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   32.508364       35.994014            6,226
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.571165       14.481999            8,242
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.104511        1.195282          416,770
T.Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.220510        1.299480           94,897
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.349148        1.355376          163,651
  01/01/2002 to 12/31/2002................................    1.355376        1.326209        1,072,346
  01/01/2003 to 12/31/2003................................    1.326209        1.555220        3,140,944
  01/01/2004 to 12/31/2004................................    1.555220        1.655460        4,755,082

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.006803        1.051871        1,449,917
  01/01/2002 to 12/31/2002................................    1.051871        1.131377        8,141,626
  01/01/2003 to 12/31/2003................................    1.131377        1.161370       15,892,589
  01/01/2004 to 12/31/2004................................    1.161370        1.199811       21,116,440
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951406        0.773651          170,013
  01/01/2002 to 12/31/2002................................    0.773651        0.526708        1,057,349
  01/01/2003 to 12/31/2003................................    0.526708        0.673354        1,888,348
  01/01/2004 to 12/31/2004................................    0.673354        0.718569        2,666,632
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.138424        0.964221          123,638
  01/01/2003 to 12/31/2003................................    0.964221        1.197301        1,188,968
  01/01/2004 to 12/31/2004................................    1.197301        1.347941        1,661,340
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.930236        0.822261          224,552
  01/01/2002 to 12/31/2002................................    0.822261        0.452842        1,291,525
  01/01/2003 to 12/31/2003................................    0.452842        0.608944        3,685,243
  01/01/2004 to 12/31/2004................................    0.608944        0.706063        5,450,409
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.120932        0.845217          218,214
  01/01/2003 to 12/31/2003................................    0.845217        1.155091          812,272
  01/01/2004 to 12/31/2004................................    1.155091        1.209826        1,198,175
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001 to 12/31/2001................................    0.757307        0.608312          515,626
  01/01/2002 to 12/31/2002................................    0.608312        0.294945        1,178,635
  01/01/2003 to 12/31/2003................................    0.294945        0.457377        1,954,576
  01/01/2004 to 12/31/2004................................    0.457377        0.430688        3,286,452
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.925891        0.846337          279,255
  01/01/2002 to 12/31/2002................................    0.846337        0.734602        1,226,544
  01/01/2003 to 12/31/2003................................    0.734602        0.954602        2,308,091
  01/01/2004 to 12/31/2004................................    0.954602        1.123160        2,946,010
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.872394        1.170223          628,467
  01/01/2004 to 12/31/2004................................    1.170223        1.387961        2,665,170
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.058428        0.881613          173,778
  01/01/2003 to 12/31/2003................................    0.881613        1.172603          631,384
  01/01/2004 to 12/31/2004................................    1.172603        1.392678          985,471
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998685       12.816450          145,132

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   12.006710       10.593744          282,325
  01/01/2002 to 12/31/2002................................   10.593744        7.856189        1,029,766
  01/01/2003 to 12/31/2003................................    7.856189       10.551031        1,784,167
  01/01/2004 to 12/31/2004................................   10.551031       11.651464        2,669,570
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    8.136490        7.879612          382,342
  01/01/2002 to 12/31/2002................................    7.879612        6.316148        1,187,975
  01/01/2003 to 12/31/2003................................    6.316148        8.211075        2,126,588
  01/01/2004 to 12/31/2004................................    8.211075        8.896386        3,264,110
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.447052        1.332743          225,130
  01/01/2002 to 12/31/2002................................    1.332743        1.059029        1,200,298
  01/01/2003 to 12/31/2003................................    1.059029        1.596150        2,241,466
  01/01/2004 to 12/31/2004................................    1.596150        1.893997        3,715,173

---------------
  * Date on which the Contract first became available.

 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock

     Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001                                  2.118904        2.128111           29,771
  01/01/2002 to 12/31/2002                                   2.128111        2.117657           41,021
  01/01/2003 to 12/31/2003                                   2.117657        2.094564           60,617
  01/01/2004 to 12/31/2004                                   2.094564        2.075317           86,001
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001                                  1.089927        1.119914            2,467
  01/01/2002 to 12/31/2002                                   1.119914        1.211090          105,974
  01/01/2003 to 12/31/2003                                   1.211090        1.231549          110,715
  01/01/2004 to 12/31/2004                                   1.231549        1.257906           78,199
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004                                 1.821919        1.928279               --
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001                                  1.527141        1.560528            7,228
  01/01/2002 to 12/31/2002                                   1.560528        1.678715           88,719
  01/01/2003 to 12/31/2003                                   1.678715        1.857591          146,249
  01/01/2004 to 12/31/2004                                   1.857591        1.945452           68,056
Salomon Brothers U.S. Government Subaccount (Class B)
  05/01/2004** to 12/31/2004                                 1.505901        1.539252               --
Salomon Brothers U.S. Government Subaccount (Class E)
  07/02/2001* to 12/31/2001                                  1.410730        1.451306           13,733
  01/01/2002 to 12/31/2002                                   1.451306        1.536391          181,818
  01/01/2003 to 12/31/2003                                   1.536391        1.534644          217,461
  01/01/2004 to 12/31/2004                                   1.534644        1.551808          126,292
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001                                  3.628784        3.755214           13,595
  01/01/2002 to 12/31/2002                                   3.755214        3.995483           83,676
  01/01/2003 to 12/31/2003                                   3.995483        4.149513           99,269
  01/01/2004 to 12/31/2004                                   4.149513        4.251714           91,088
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001                                  1.474369        1.446003              820
  01/01/2002 to 12/31/2002                                   1.446003        1.227129           94,937
  01/01/2003 to 12/31/2003                                   1.227129        1.444011          146,261
  01/01/2004 to 04/30/2004                                   1.444011        1.430226          146,763
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004                                 3.523405        3.824817        1,535,576
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004 to 12/31/2004                                   2.264940        2.477683               --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001                                  2.939600        2.681634            2,305
  01/01/2002 to 12/31/2002                                   2.681634        1.760990           91,276
  01/01/2003 to 12/31/2003                                   1.760990        2.336855           38,361
  01/01/2004 to 12/31/2004                                   2.336855        2.496346           30,455
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                                 2.789991        2.997796               --
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                  2.741696        2.597952           89,277
  01/01/2002 to 12/31/2002                                   2.597952        2.132474          282,543
  01/01/2003 to 12/31/2003                                   2.132474        2.742299          277,538
  01/01/2004 to 12/31/2004                                   2.742299        3.024805          253,666
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                                 2.238729        2.521054               --
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001** to 12/31/2001                                 2.546551        2.309067               --
  01/01/2002 to 12/31/2002                                   2.309067        1.826935           13,684
  01/01/2003 to 12/31/2003                                   1.826935        2.277627           16,201
  01/01/2004 to 12/31/2004                                   2.277627        2.544088            6,779
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                                 1.196920        1.289501               --
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002                                 1.173793        0.961149           24,807
  01/01/2003 to 12/31/2003                                   0.961149        1.185006           48,802
  01/01/2004 to 12/31/2004                                   1.185006        1.297165           67,648
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001                                  3.681859        3.406642           16,625
  01/01/2002 to 12/31/2002                                   3.406642        2.596339          150,802
  01/01/2003 to 12/31/2003                                   2.596339        3.265700          171,989
  01/01/2004 to 12/31/2004                                   3.265700        3.542295          139,343
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                                 7.594584        8.404935               --
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                  0.889943        0.823998           57,606
  01/01/2002 to 12/31/2002                                   0.823998        0.646450           78,777
  01/01/2003 to 12/31/2003                                   0.646450        0.772590           90,032
  01/01/2004 to 12/31/2004                                   0.772590        0.845617          143,035
MFS Investors Trust Subaccount(2) (previously MFS
  Research Managers Subaccount)
  07/02/2001* to 12/31/2001                                  0.970890        0.870215               --
  01/01/2002 to 12/31/2002                                   0.870215        0.648769              103
  01/01/2003 to 12/31/2003                                   0.648769        0.790788               --
  01/01/2004 to 04/30/2004                                   0.790788        0.804442               --
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004                                 0.418353        0.436019               --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001                                  0.572801        0.490279               --
  01/01/2002 to 12/31/2002                                   0.490279        0.342550           82,209
  01/01/2003 to 12/31/2003                                   0.342550        0.423547          163,890
  01/01/2004 to 12/31/2004                                   0.423547        0.436039          176,456
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001                                  6.767301        6.173430               --
  01/01/2002 to 12/31/2002                                   6.173430        4.476319               15
  01/01/2003 to 12/31/2003                                   4.476319        5.719929            6,180
  01/01/2004 to 12/31/2004                                   5.719929        6.222331            6,903
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004                                 1.063776        1.171597               --
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002                                 1.000000        0.791084            8,561
  01/01/2003 to 12/31/2003                                   0.791084        1.053691           11,505
  01/01/2004 to 12/31/2004                                   1.053691        1.174467           11,180
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002                                 1.000000        0.809007              100
  01/01/2003 to 12/31/2003                                   0.809007        1.130701           14,525
  01/01/2004 to 04/30/2004                                   1.130701        1.119545           19,127
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                                 2.930429        3.174657               --
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                  2.457558        2.571594           31,498
  01/01/2002 to 12/31/2002                                   2.571594        2.302203          156,026
  01/01/2003 to 12/31/2003                                   2.302203        2.999406          238,717
  01/01/2004 to 12/31/2004                                   2.999406        3.238478          184,359
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001                                  1.858690        1.530039            1,405
  01/01/2002 to 12/31/2002                                   1.530039        1.065914            7,970
  01/01/2003 to 12/31/2003                                   1.065914        1.407866           23,468
  01/01/2004 to 12/31/2004                                   1.407866        1.617785           35,940
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001                                  1.048363        1.025998            2,149
  01/01/2002 to 12/31/2002                                   1.025998        0.856725           93,784
  01/01/2003 to 12/31/2003                                   0.856725        1.133868           95,934
  01/01/2004 to 12/31/2004                                   1.133868        1.290588          103,332
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001                                  1.540666        1.489023               --
  01/01/2002 to 12/31/2002                                   1.489023        1.319459           31,442
  01/01/2003 to 12/31/2003                                   1.319459        1.767245           37,898
  01/01/2004 to 12/31/2004                                   1.767245        2.132160          112,267

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001                                  0.953317        0.878248            3,957
  01/01/2002 to 12/31/2002                                   0.878248        0.621612           15,577
  01/01/2003 to 12/31/2003                                   0.621612        0.884177           40,247
  01/01/2004 to 12/31/2004                                   0.884177        0.966616           27,867
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                                 2.283966        2.583719               --
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                  2.332325        2.204253               --
  01/01/2002 to 12/31/2002                                   2.204253        1.698905           16,519
  01/01/2003 to 12/31/2003                                   1.698905        2.277426           24,524
  01/01/2004 to 12/31/2004                                   2.277426        2.603083           40,810
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001                                  1.210177        1.175227              607
  01/01/2002 to 12/31/2002                                   1.175227        0.917643          191,944
  01/01/2003 to 12/31/2003                                   0.917643        1.315268          248,722
  01/01/2004 to 12/31/2004                                   1.315268        1.518826          176,328
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004                                 1.595779        1.792329               --
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001                                  1.425210        1.392813           12,728
  01/01/2002 to 12/31/2002                                   1.392813        1.075639          182,103
  01/01/2003 to 12/31/2003                                   1.075639        1.586156          285,879
  01/01/2004 to 12/31/2004                                   1.586156        1.796754          245,211
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001                                  0.938381        0.844829               --
  01/01/2002 to 12/31/2002                                   0.844829        0.691710           16,339
  01/01/2003 to 12/31/2003                                   0.691710        0.933511           15,921
  01/01/2004 to 12/31/2004                                   0.933511        1.095151           15,814
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                                 1.144135        1.304826               --
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                  1.223128        1.116046           13,915
  01/01/2002 to 12/31/2002                                   1.116046        0.904300           27,576
  01/01/2003 to 12/31/2003                                   0.904300        1.137651           39,188
  01/01/2004 to 12/31/2004                                   1.137651        1.320573           21,590
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004                                33.791552       36.398522               --
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004                                32.249115       35.695137              334
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004                                12.526193       14.425411               48
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004                                 1.101485        1.191612              509
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004 to 12/31/2004                                   1.216138        1.294395               --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                   1.65% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001                                  1.345666        1.351537            7,688
  01/01/2002 to 12/31/2002                                   1.351537        1.321798           46,992
  01/01/2003 to 12/31/2003                                   1.321798        1.549270           62,320
  01/01/2004 to 12/31/2004                                   1.549270        1.648300           34,421
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001                                  1.006610        1.051401          105,424
  01/01/2002 to 12/31/2002                                   1.051401        1.130316          487,947
  01/01/2003 to 12/31/2003                                   1.130316        1.159692          689,390
  01/01/2004 to 12/31/2004                                   1.159692        1.197478          623,300
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001                                  0.951325        0.773392               --
  01/01/2002 to 12/31/2002                                   0.773392        0.526268           18,358
  01/01/2003 to 12/31/2003                                   0.526268        0.672453           86,569
  01/01/2004 to 12/31/2004                                   0.672453        0.717248           92,804
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002                                 1.138107        0.963637            4,819
  01/01/2003 to 12/31/2003                                   0.963637        1.195970            9,739
  01/01/2004 to 12/31/2004                                   1.195970        1.345769           16,267
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001                                  0.930056        0.821903               --
  01/01/2002 to 12/31/2002                                   0.821903        0.452422            3,510
  01/01/2003 to 12/31/2003                                   0.452422        0.608080           14,309
  01/01/2004 to 12/31/2004                                   0.608080        0.704709           32,581
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002                                 1.120619        0.844696            1,607
  01/01/2003 to 12/31/2003                                   0.844696        1.153810           25,080
  01/01/2004 to 12/31/2004                                   1.153810        1.207879           28,399
RCM Global Technology Subaccount(13) (previously PIMCO
  PEA Innovation Subaccount)
  07/02/2001 to 12/31/2001                                   0.757161        0.608044               --
  01/01/2002 to 12/31/2002                                   0.608044        0.294674              132
  01/01/2003 to 12/31/2003                                   0.294674        0.456720           54,480
  01/01/2004 to 12/31/2004                                   0.456720        0.429854           21,837
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003                                 0.871714        1.168918               --
  01/01/2004 to 12/31/2004                                   1.168918        1.385719               --
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002                                 1.058133        0.881075               95
  01/01/2003 to 12/31/2003                                   0.881075        1.171300           27,562
  01/01/2004 to 12/31/2004                                   1.171300        1.390434           76,946
MFS Research International Subaccount
  07/02/2001* to 12/31/2001                                  0.925713        0.845964               --
  01/01/2002 to 12/31/2002                                   0.845964        0.733917            9,503
  01/01/2003 to 12/31/2003                                   0.733917        0.953240           31,304
  01/01/2004 to 12/31/2004                                   0.953240        1.120997           45,583
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004                                 9.998644       12.812153            2,126

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                   1.90% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001                                 11.902664       10.499323            3,986
  01/01/2002 to 12/31/2002                                  10.499323        7.782270           45,138
  01/01/2003 to 12/31/2003                                   7.782270       10.446540           56,743
  01/01/2004 to 12/31/2004                                  10.446540       11.530293           54,195
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001                                  8.065993        7.809391              117
  01/01/2002 to 12/31/2002                                   7.809391        6.256713           66,264
  01/01/2003 to 12/31/2003                                   6.256713        8.129742           81,136
  01/01/2004 to 12/31/2004                                   8.129742        8.803852           63,638
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001                                  1.444756        1.330307              535
  01/01/2002 to 12/31/2002                                   1.330307        1.056569           20,279
  01/01/2003 to 12/31/2003                                   1.056569        1.591643           54,101
  01/01/2004 to 12/31/2004                                   1.591643        1.887702           75,489

---------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment

     Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.100065        2.108662       1,663,887
  01/01/2002 to 12/31/2002................................    2.108662        2.097260       4,061,865
  01/01/2003 to 12/31/2003................................    2.097260        2.073347       3,569,418
  01/01/2004 to 12/31/2004................................    2.073347        2.053265       2,392,304
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.088486        1.118152         274,931
  01/01/2002 to 12/31/2002................................    1.118152        1.208601       1,449,415
  01/01/2003 to 12/31/2003................................    1.208601        1.228394       1,978,940
  01/01/2004 to 12/31/2004................................    1.228394        1.254055       1,819,977
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.813275        1.918495          31,750
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.522054        1.554944         165,060
  01/01/2002 to 12/31/2002................................    1.554944        1.671871       1,042,646
  01/01/2003 to 12/31/2003................................    1.671871        1.849097       1,664,331
  01/01/2004 to 12/31/2004................................    1.849097        1.935587       1,585,780
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.498756        1.531441          77,187
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.406031        1.446117         353,452
  01/01/2002 to 12/31/2002................................    1.446117        1.530123       2,456,065
  01/01/2003 to 12/31/2003................................    1.530123        1.527621       2,163,056
  01/01/2004 to 12/31/2004................................    1.527621        1.543931       1,709,312
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.596523        3.720899         407,618
  01/01/2002 to 12/31/2002................................    3.720899        3.956996       1,001,017
  01/01/2003 to 12/31/2003................................    3.956996        4.107492       1,240,121
  01/01/2004 to 12/31/2004................................    4.107492        4.206548       1,117,236
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.469458        1.440828         181,947
  01/01/2002 to 12/31/2002................................    1.440828        1.222127         881,791
  01/01/2003 to 12/31/2003................................    1.222127        1.437415       1,416,076
  01/01/2004 to 04/30/2004................................    1.437415        1.423459       1,653,745
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.493549        3.791151           5,563
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    2.254193        2.465109          24,164

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    2.929810        2.672035         160,718
  01/01/2002 to 12/31/2002................................    2.672035        1.753804         603,656
  01/01/2003 to 12/31/2003................................    1.753804        2.326154         761,914
  01/01/2004 to 12/31/2004................................    2.326154        2.483669         603,561
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.776756        2.982586          55,921
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.732567        2.588653         362,611
  01/01/2002 to 12/31/2002................................    2.588653        2.123779       1,875,489
  01/01/2003 to 12/31/2003................................    2.123779        2.729749       2,439,124
  01/01/2004 to 12/31/2004................................    2.729749        3.009453       2,460,437
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.226431        2.506373              --
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.536164        2.299078          59,189
  01/01/2002 to 12/31/2002................................    2.299078        1.818119         141,546
  01/01/2003 to 12/31/2003................................    1.818119        2.265506         155,473
  01/01/2004 to 12/31/2004................................    2.265506        2.529282         161,402
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.193642        1.285543          17,312
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.171754        0.959150         346,899
  01/01/2003 to 12/31/2003................................    0.959150        1.181930         848,193
  01/01/2004 to 12/31/2004................................    1.181930        1.293149         949,348
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.661349        3.386818          48,928
  01/01/2002 to 12/31/2002................................    3.386818        2.579943         429,949
  01/01/2003 to 12/31/2003................................    2.579943        3.243457         892,566
  01/01/2004 to 12/31/2004................................    3.243457        3.516405         740,790
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.575560        8.381102              --
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.888975        0.822900          65,241
  01/01/2002 to 12/31/2002................................    0.822900        0.645272         357,005
  01/01/2003 to 12/31/2003................................    0.645272        0.770805         507,702
  01/01/2004 to 12/31/2004................................    0.770805        0.843241         695,894
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.969834        0.869044          20,965
  01/01/2002 to 12/31/2002................................    0.869044        0.647565         194,801
  01/01/2003 to 12/31/2003................................    0.647565        0.788920         234,214
  01/01/2004 to 04/30/2004................................    0.788920        0.802410         225,884
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.417514        0.435000              --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.572465        0.489875         352,657
  01/01/2002 to 12/31/2002................................    0.489875        0.342094         798,408
  01/01/2003 to 12/31/2003................................    0.342094        0.422767         921,740
  01/01/2004 to 12/31/2004................................    0.422767        0.435018         729,436
BlackRock Investment Trust Subaccount(10)(previously State
  Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    6.706564        6.116491          35,574
  01/01/2002 to 12/31/2002................................    6.116491        4.432809         100,630
  01/01/2003 to 12/31/2003................................    4.432809        5.661499         119,808
  01/01/2004 to 12/31/2004................................    5.661499        6.155683         125,671
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.062708        1.170033          66,119
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.790820         121,578
  01/01/2003 to 12/31/2003................................    0.790820        1.052822         199,452
  01/01/2004 to 12/31/2004................................    1.052822        1.172910         296,236
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.808737          45,544
  01/01/2003 to 12/31/2003................................    0.808737        1.129771         255,104
  01/01/2004 to 04/30/2004................................    1.129771        1.118440         309,471
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.914334        3.156174          30,148
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.447531        2.560471         334,770
  01/01/2002 to 12/31/2002................................    2.560471        2.291097       2,067,511
  01/01/2003 to 12/31/2003................................    2.291097        2.983451       2,738,683
  01/01/2004 to 12/31/2004................................    2.983451        3.219636       2,546,970
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.854664        1.526338          36,995
  01/01/2002 to 12/31/2002................................    1.526338        1.062807         109,598
  01/01/2003 to 12/31/2003................................    1.062807        1.403054         272,854
  01/01/2004 to 12/31/2004................................    1.403054        1.611447         327,760
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.047843        1.025233          66,365
  01/01/2002 to 12/31/2002................................    1.025233        0.855652         639,277
  01/01/2003 to 12/31/2003................................    0.855652        1.131880       1,409,636
  01/01/2004 to 12/31/2004................................    1.131880        1.287679       1,292,709
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.538630        1.486683          20,342
  01/01/2002 to 12/31/2002................................    1.486683        1.316717         288,491
  01/01/2003 to 12/31/2003................................    1.316717        1.762691         658,288
  01/01/2004 to 12/31/2004................................    1.762691        2.125600       1,027,671
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.953235        0.877953          55,533
  01/01/2002 to 12/31/2002................................    0.877953        0.621095         741,502
  01/01/2003 to 12/31/2003................................    0.621095        0.882999         740,456
  01/01/2004 to 12/31/2004................................    0.882999        0.964844         773,936

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.272561        2.569964          13,507
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.323975        2.195813          83,016
  01/01/2002 to 12/31/2002................................    2.195813        1.691550         446,503
  01/01/2003 to 12/31/2003................................    1.691550        2.266443         614,034
  01/01/2004 to 12/31/2004................................    2.266443        2.589231         589,029
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.208576        1.173386         102,424
  01/01/2002 to 12/31/2002................................    1.173386        0.915740         343,070
  01/01/2003 to 12/31/2003................................    0.915740        1.311881         539,219
  01/01/2004 to 12/31/2004................................    1.311881        1.514155         535,835
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    1.592726        1.788307          50,656
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001...............................    1.424505        1.391779         273,428
  01/01/2002 to 12/31/2002................................    1.391779        1.074305       2,295,466
  01/01/2003 to 12/31/2003................................    1.074305        1.583394       2,912,649
  01/01/2004 to 12/31/2004................................    1.583394        1.792726       2,961,741
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.937140        0.843508         226,647
  01/01/2002 to 12/31/2002................................    0.843508        0.690294         498,276
  01/01/2003 to 12/31/2003................................    0.690294        0.931131         682,309
  01/01/2004 to 12/31/2004................................    0.931131        1.091812         794,122
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.136711        1.295929           3,588
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.216918        1.110102          82,951
  01/01/2002 to 12/31/2002................................    1.110102        0.899044         955,576
  01/01/2003 to 12/31/2003................................    0.899044        1.130477       1,331,970
  01/01/2004 to 12/31/2004................................    1.130477        1.311588       1,176,505
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   33.491638       36.063514             239
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   31.991746       35.398525              --
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.481349       14.369004              --
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.098467        1.187953          11,541
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.211782        1.289331           2,226
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.342191        1.347712          42,539
  01/01/2002 to 12/31/2002................................    1.347712        1.317400         416,402
  01/01/2003 to 12/31/2003................................    1.317400        1.543333       1,444,826
  01/01/2004 to 12/31/2004................................    1.543333        1.641160       1,476,855

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.006417        1.050940         562,362
  01/01/2002 to 12/31/2002................................    1.050940        1.129254       4,762,348
  01/01/2003 to 12/31/2003................................    1.129254        1.158024       6,709,034
  01/01/2004 to 12/31/2004................................    1.158024        1.195156       5,534,458
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951244        0.773133         124,762
  01/01/2002 to 12/31/2002................................    0.773133        0.525828         514,392
  01/01/2003 to 12/31/2003................................    0.525828        0.671555         580,545
  01/01/2004 to 12/31/2004................................    0.671555        0.715931         445,932
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.137789        0.963044         137,723
  01/01/2003 to 12/31/2003................................    0.963044        1.194645         183,049
  01/01/2004 to 12/31/2004................................    1.194645        1.343604         300,534
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.929877        0.821539          71,429
  01/01/2002 to 12/31/2002................................    0.821539        0.451995         409,032
  01/01/2003 to 12/31/2003................................    0.451995        0.607194         695,188
  01/01/2004 to 12/31/2004................................    0.607194        0.703329         811,663
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.120305        0.844170          79,574
  01/01/2003 to 12/31/2003................................    0.844170        1.152523         243,889
  01/01/2004 to 12/31/2004................................    1.152523        1.205926         292,038
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001 to 12/31/2001................................    0.757014        0.607775          18,155
  01/01/2002 to 12/31/2002................................    0.607775        0.294387         519,010
  01/01/2003 to 12/31/2003................................    0.294387        0.456051       1,399,521
  01/01/2004 to 12/31/2004................................    0.456051        0.429009       1,186,422
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.871034        1.167616         123,103
  01/01/2004 to 12/31/2004................................    1.167616        1.383482         235,937
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.057837        0.880537          37,801
  01/01/2003 to 12/31/2003................................    0.880537        1.169997         215,054
  01/01/2004 to 12/31/2004................................    1.169997        1.388191         296,319
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.925535        0.845591         121,011
  01/01/2002 to 12/31/2002................................    0.845591        0.733228         442,986
  01/01/2003 to 12/31/2003................................    0.733228        0.951860         634,773
  01/01/2004 to 12/31/2004................................    0.951860        1.118812         645,800
Neuberger Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998603       12.807859          20,978

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.95% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   11.799521       10.405746          68,458
  01/01/2002 to 12/31/2002................................   10.405746        7.709043         494,235
  01/01/2003 to 12/31/2003................................    7.709043       10.343073         819,991
  01/01/2004 to 12/31/2004................................   10.343073       11.410370         909,262
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    7.996107        7.739803         100,571
  01/01/2002 to 12/31/2002................................    7.739803        6.197869         534,754
  01/01/2003 to 12/31/2003................................    6.197869        8.049268         962,599
  01/01/2004 to 12/31/2004................................    8.049268        8.712336         949,614
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.442464        1.327864         105,244
  01/01/2002 to 12/31/2002................................    1.327864        1.054096         469,062
  01/01/2003 to 12/31/2003................................    1.054096        1.587124         820,699
  01/01/2004 to 12/31/2004................................    1.587124        1.881399         926,661

------------
  * Date on which the Contract first became available.
 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock

     Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.081394        2.089393          3,726
  01/01/2002 to 12/31/2002................................    2.089393        2.077056        115,911
  01/01/2003 to 12/31/2003................................    2.077056        2.052347        206,527
  01/01/2004 to 12/31/2004................................    2.052347        2.031450        278,708
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.087046        1.116398         62,580
  01/01/2002 to 12/31/2002................................    1.116398        1.206098        196,049
  01/01/2003 to 12/31/2003................................    1.206098        1.225242        367,394
  01/01/2004 to 12/31/2004................................    1.225242        1.250210        515,898
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.804672        1.908760         51,649
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.516984        1.549379         38,272
  01/01/2002 to 12/31/2002................................    1.549379        1.665060        132,507
  01/01/2003 to 12/31/2003................................    1.665060        1.840643        154,353
  01/01/2004 to 12/31/2004................................    1.840643        1.925771        164,886
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.491645        1.523669         77,794
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.401347        1.440939         61,324
  01/01/2002 to 12/31/2002................................    1.440939        1.523888        241,884
  01/01/2003 to 12/31/2003................................    1.523888        1.520638        298,044
  01/01/2004 to 12/31/2004................................    1.520638        1.536104        314,814
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.564549        3.686901         21,660
  01/01/2002 to 12/31/2002................................    3.686901        3.918881        103,404
  01/01/2003 to 12/31/2003................................    3.918881        4.065889        139,465
  01/01/2004 to 12/31/2004................................    4.065889        4.161855        194,839
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.464563        1.435667          1,192
  01/01/2002 to 12/31/2002................................    1.435667        1.217133         66,379
  01/01/2003 to 12/31/2003................................    1.217133        1.430821         95,693
  01/01/2004 To 04/30/2004................................    1.430821        1.416697         76,285
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.463946        3.757780        748,598
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10)(previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004* to 12/31/2004...............................    2.243496        2.452599          2,210

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001...............................    2.920053        2.662472          3,467
  01/01/2002 to 12/31/2002................................    2.662472        1.746649         35,532
  01/01/2003 to 12/31/2003................................    1.746649        2.315518         54,177
  01/01/2004 to 12/31/2004................................    2.315518        2.471073         77,526
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004* to 12/31/2004...............................    2.763584        2.967454        118,920
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.723469        2.579391         24,718
  01/01/2002 to 12/31/2002................................    2.579391        2.115126         83,313
  01/01/2003 to 12/31/2003................................    2.115126        2.717278        186,217
  01/01/2004 to 12/31/2004................................    2.717278        2.994202        211,415
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.214200        2.491778             --
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.525819        2.289129          2,385
  01/01/2002 to 12/31/2002................................    2.289129        1.809350          4,199
  01/01/2003 to 12/31/2003................................    1.809350        2.253454          2,026
  01/01/2004 to 12/31/2004................................    2.253454        2.514566          6,254
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.190373        1.281597         65,000
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.169719        0.957165          6,240
  01/01/2003 to 12/31/2003................................    0.957165        1.178909        133,374
  01/01/2004 to 12/31/2004................................    1.178909        1.289198        194,259
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.640953        3.367114          1,602
  01/01/2002 to 12/31/2002................................    3.367114        2.563650         12,885
  01/01/2003 to 12/31/2003................................    2.563650        3.221364         43,016
  01/01/2004 to 12/31/2004................................    3.221364        3.490703         64,423
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.556583        8.357337             --
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.888009        0.821799             --
  01/01/2002 to 12/31/2002................................    0.821799        0.644076            113
  01/01/2003 to 12/31/2003................................    0.644076        0.768987             --
  01/01/2004 to 12/31/2004................................    0.768987        0.840830         20,198
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.968779        0.867885             --
  01/01/2002 to 12/31/2002................................    0.867885        0.646387         34,021
  01/01/2003 to 12/31/2003................................    0.646387        0.787096         41,109
  01/01/2004 To 04/30/2004................................    0.787096        0.800424         47,051
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.416677        0.433984             --
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.572129        0.489463          9,969
  01/01/2002 to 12/31/2002................................    0.489463        0.341629         47,944
  01/01/2003 to 12/31/2003................................    0.341629        0.421983         80,148
  01/01/2004 to 12/31/2004................................    0.421983        0.433993         74,239

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    6.646372        6.060088             --
  01/01/2002 to 12/31/2002................................    6.060088        4.389732            474
  01/01/2003 to 12/31/2003................................    4.389732        5.603676          1,915
  01/01/2004 to 12/31/2004................................    5.603676        6.089758          8,720
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.061641        1.168471          8,354
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.790550            177
  01/01/2003 to 12/31/2003................................    0.790550        1.051924         39,697
  01/01/2004 to 12/31/2004................................    1.051924        1.171322         55,769
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.808467            100
  01/01/2003 to 12/31/2003................................    0.808467        1.128826          1,646
  01/01/2004 To 04/30/2004................................    1.128826        1.117321         29,700
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.898327        3.137798         61,517
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.437546        2.549392         37,773
  01/01/2002 to 12/31/2002................................    2.549392        2.280051        155,827
  01/01/2003 to 12/31/2003................................    2.280051        2.967584        250,141
  01/01/2004 to 12/31/2004................................    2.967584        3.200907        299,987
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.850647        1.522653          1,120
  01/01/2002 to 12/31/2002................................    1.522653        1.059709          7,895
  01/01/2003 to 12/31/2003................................    1.059709        1.398268         16,456
  01/01/2004 to 12/31/2004................................    1.398268        1.605146         76,130
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.047323        1.024468         11,128
  01/01/2002 to 12/31/2002................................    1.024468        0.854588        105,536
  01/01/2003 to 12/31/2003................................    0.854588        1.129909        134,757
  01/01/2004 to 12/31/2004................................    1.129909        1.284793        241,100
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partner Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.536596        1.484349             --
  01/01/2002 to 12/31/2002................................    1.484349        1.313988         26,949
  01/01/2003 to 12/31/2003................................    1.313988        1.758158         63,043
  01/01/2004 to 12/31/2004................................    1.758158        2.119071        112,493
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.953154        0.877663          4,721
  01/01/2002 to 12/31/2002................................    0.877663        0.620592        174,872
  01/01/2003 to 12/31/2003................................    0.620592        0.881848        118,928
  01/01/2004 to 12/31/2004................................    0.881848        0.963104        135,981
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.261212        2.556283         38,448
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.315655        2.187411         28,649
  01/01/2002 to 12/31/2002................................    2.187411        1.684230         87,636
  01/01/2003 to 12/31/2003................................    1.684230        2.255498        142,245
  01/01/2004 to 12/31/2004................................    2.255498        2.575436        151,792

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.206977        1.171534            179
  01/01/2002 to 12/31/2002................................    1.171534        0.913844         23,573
  01/01/2003 to 12/31/2003................................    0.913844        1.308508         99,526
  01/01/2004 to 12/31/2004................................    1.308508        1.509505        163,286
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    1.589679        1.784294        148,765
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001...............................    1.423799        1.390747         20,109
  01/01/2002 to 12/31/2002................................    1.390747        1.072963        127,030
  01/01/2003 to 12/31/2003................................    1.072963        1.580633        210,395
  01/01/2004 to 12/31/2004................................    1.580633        1.788704        335,614
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.935900        0.842180         11,455
  01/01/2002 to 12/31/2002................................    0.842180        0.688853         24,171
  01/01/2003 to 12/31/2003................................    0.688853        0.928722         92,621
  01/01/2004 to 12/31/2004................................    0.928722        1.088442        170,719
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.129334        1.287093         41,739
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.210739        1.104195          7,748
  01/01/2002 to 12/31/2002................................    1.104195        0.893799         76,640
  01/01/2003 to 12/31/2003................................    0.893799        1.123316        144,888
  01/01/2004 to 12/31/2004................................    1.123316        1.302626        141,794
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   33.194386       35.731588          2,864
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount
  05/01/2004** to 12/31/2004..............................   31.736430       35.104377             64
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.436666       14.312817            198
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.095457        1.184306         51,500
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.207441        1.284287          3,681
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.338725        1.343890         38,193
  01/01/2002 to 12/31/2002................................    1.343890        1.313005        209,548
  01/01/2003 to 12/31/2003................................    1.313005        1.537430        232,356
  01/01/2004 to 12/31/2004................................    1.537430        1.634064        377,650
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.006224        1.050481         67,026
  01/01/2002 to 12/31/2002................................    1.050481        1.128196        379,123
  01/01/2003 to 12/31/2003................................    1.128196        1.156359        600,340
  01/01/2004 to 12/31/2004................................    1.156359        1.192840        980,317

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951163        0.772873         10,431
  01/01/2002 to 12/31/2002................................    0.772873        0.525388         40,581
  01/01/2003 to 12/31/2003................................    0.525388        0.670658         87,936
  01/01/2004 to 12/31/2004................................    0.670658        0.714616         93,534
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.137471        0.962451             88
  01/01/2003 to 12/31/2003................................    0.962451        1.193316         64,371
  01/01/2004 to 12/31/2004................................    1.193316        1.341436        111,251
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.929697        0.821174         21,033
  01/01/2002 to 12/31/2002................................    0.821174        0.451565         97,033
  01/01/2003 to 12/31/2003................................    0.451565        0.606324        140,811
  01/01/2004 to 12/31/2004................................    0.606324        0.701969        275,114
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.119992        0.843658          2,402
  01/01/2003 to 12/31/2003................................    0.843658        1.151241         16,115
  01/01/2004 to 12/31/2004................................    1.151241        1.203982         88,267
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001 to 12/31/2001................................    0.756868        0.607511            541
  01/01/2002 to 12/31/2002................................    0.607511        0.294110         48,205
  01/01/2003 to 12/31/2003................................    0.294110        0.455407        110,818
  01/01/2004 to 12/31/2004................................    0.455407        0.428188        250,575
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.870354        1.166319         10,812
  01/01/2004 to 12/31/2004................................    1.166319        1.381253         90,003
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.057541        0.879995             95
  01/01/2003 to 12/31/2003................................    0.879995        1.168691         21,408
  01/01/2004 to 12/31/2004................................    1.168691        1.385947         69,855
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.925357        0.845217          9,822
  01/01/2002 to 12/31/2002................................    0.845217        0.732535         63,544
  01/01/2003 to 12/31/2003................................    0.732535        0.950484         66,468
  01/01/2004 to 12/31/2004................................    0.950484        1.116635        190,556
Neuberger Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998562       12.803566         18,087
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   11.697271       10.312989          9,898
  01/01/2002 to 12/31/2002................................   10.312989        7.636492         41,293
  01/01/2003 to 12/31/2003................................    7.636492       10.240627         77,558
  01/01/2004 to 12/31/2004................................   10.240627       11.291691        133,562
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    7.926827        7.670819         15,325
  01/01/2002 to 12/31/2002................................    7.670819        6.139539         57,868
  01/01/2003 to 12/31/2003................................    6.139539        7.969526        117,873
  01/01/2004 to 12/31/2004................................    7.969526        8.621702        185,434

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.440175        1.325422          4,070
  01/01/2002 to 12/31/2002................................    1.325422        1.051628         31,805
  01/01/2003 to 12/31/2003................................    1.051628        1.582616         65,892
  01/01/2004 to 12/31/2004................................    1.582616        1.875116        218,216

------------
  * Date on which the Contract first became available.
 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  05/01/2003 to 12/31/2003................................    2.057093        2.031611         363,801
  01/01/2004 to 12/31/2004................................    2.031611        2.009917         776,610
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/2003 to 12/31/2003................................    1.203721        1.222219         441,288
  01/01/2004 to 12/31/2004................................    1.222219        1.246500         756,101
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.796110        1.899074         223,334
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.658262        1.832210         829,237
  01/01/2004 to 12/31/2004................................    1.832210        1.915988       1,171,738
Salomon Bros US Government Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.484568        1.515937         144,046
Salomon Bros US Government Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.517679        1.513685         718,528
  01/01/2004 to 12/31/2004................................    1.513685        1.528314         985,830
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  05/01/2003 to 12/31/2003................................    3.881723        4.025325         913,492
  01/01/2004 to 12/31/2004................................    4.025325        4.118268       1,161,289
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  05/01/2003 to 12/31/2003................................    1.212160        1.424264         470,667
  01/01/2004 To 04/30/2004................................    1.424264        1.409972         848,091
MFS Total Return Subaccount
  05/01/2004 to 12/31/2004................................    3.434595        3.724703          26,180
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    2.232851        2.440152           9,229
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10)(previously State Street Large Cap Growth
  Subaccount (Class E)
  05/01/2003 to 12/31/2003................................    1.739501        2.304886         267,041
  01/01/2004 to 12/31/2004................................    2.304886        2.458494         384,762
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.750474        2.952398         347,254
Davis Venture Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    2.106467        2.704803         558,882
  01/01/2004 to 12/31/2004................................    2.704803        2.978962       1,024,789
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.202036        2.477268          11,504
FI Value Leaders Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.800590        2.241418          30,002
  01/01/2004 to 12/31/2004................................    2.241418        2.499882          82,268
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.187112        1.277664         111,950

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.955185        1.175881         597,716
  01/01/2004 to 12/31/2004................................    1.175881        1.285242         897,297
MetLife Stock Index Subaccount
  05/01/2003 to 12/31/2003................................    2.547469        3.199436         333,587
  01/01/2004 to 12/31/2004................................    3.199436        3.465204         462,306
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    7.537654        8.333639             951
MFS Investors Trust Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.642886        0.767177         107,536
  01/01/2004 to 12/31/2004................................    0.767177        0.838431         342,499
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  05/01/2003 to 12/31/2003................................    0.645185        0.785238         149,647
  01/01/2004 To 04/30/2004................................    0.785238        0.798403         204,781
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    0.415841        0.432970              --
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  05/01/2003 to 12/31/2003................................    0.341165        0.421202          85,038
  01/01/2004 to 12/31/2004................................    0.421202        0.432973         120,204
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  05/01/2003 to 12/31/2003................................    4.346981        5.546336          24,426
  01/01/2004 to 12/31/2004................................    5.546336        6.024424          34,878
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    1.060576        1.166912          77,406
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2003 to 12/31/2003................................    0.790288        1.051051         124,959
  01/01/2004 to 12/31/2004................................    1.051051        1.169764         235,691
FI Mid Cap Opportunities Subaccount(4)
  05/01/2003 to 12/31/2003................................    0.808196        1.127879         165,137
  01/01/2004 To 04/30/2004................................    1.127879        1.116201         312,106
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.882408        3.119529         171,631
Harris Oakmark Focused Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    2.269013        2.951746         696,060
  01/01/2004 to 12/31/2004................................    2.951746        3.182228       1,092,845
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  05/01/2003 to 12/31/2003................................    1.056601        1.393466          77,073
  01/01/2004 to 12/31/2004................................    1.393466        1.598830         344,030
MetLife Mid Cap Stock Index Subaccount
  05/01/2003 to 12/31/2003................................    0.853524        1.127939         589,542
  01/01/2004 to 12/31/2004................................    1.127939        1.281910         755,774
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  05/01/2003 to 12/31/2003................................    1.311255        1.753620         214,021
  01/01/2004 to 12/31/2004................................    1.753620        2.112544         839,167
Franklin Templeton Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.620052        0.880635         192,342
  01/01/2004 to 12/31/2004................................    0.880635        0.961297         346,531

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.249920        2.542674          34,290
Loomis Sayles Small Cap Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.676921        2.244593         161,613
  01/01/2004 to 12/31/2004................................    2.244593        2.561699         275,294
Russell 2000 Index Subaccount
  05/01/2003 to 12/31/2003................................    0.911935        1.305123         626,428
  01/01/2004 to 12/31/2004................................    1.305123        1.504846         931,858
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004 to 12/31/2004................................    1.586637        1.780290         298,819
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  05/01/2003 to 12/31/2003................................    1.071604        1.577841         791,970
  01/01/2004 to 12/31/2004................................    1.577841        1.784649       1,272,092
Morgan Stanley EAFE Index Subaccount
  05/01/2003 to 12/31/2003................................    0.687473        0.926400         356,051
  01/01/2004 to 12/31/2004................................    0.926400        1.085176         660,635
FI International Stock Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.122006        1.278317          98,569
FI International Stock Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.888585        1.116207         287,623
  01/01/2004 to 12/31/2004................................    1.116207        1.293735         452,489
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004 to 12/31/2004................................   32.899771       35.402716             287
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004 to 12/31/2004................................   31.483151       34.812673             634
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004 to 12/31/2004................................   12.392143       14.256850              45
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004 to 12/31/2004................................    1.092456        1.180669          75,084
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004 to 12/31/2004................................    1.203116        1.279262          36,637
Lord Abbett Bond Debenture Subaccount
  05/01/2003 to 12/31/2003................................    1.320482        1.545403         574,171
  01/01/2004 to 12/31/2004................................    1.545403        1.641715       1,122,377
PIMCO Total Return Subaccount
  05/01/2003 to 12/31/2003................................    1.127136        1.154696       2,175,034
  01/01/2004 to 12/31/2004................................    1.154696        1.190527       3,506,085
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  05/01/2003 to 12/31/2003................................    0.524949        0.669751         291,886
  01/01/2004 to 12/31/2004................................    0.669751        0.713291         498,349
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2003 to 12/31/2003................................    0.961851        1.191969         204,491
  01/01/2004 to 12/31/2004................................    1.191969        1.339250         665,983
T. Rowe Price Mid Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.451169        0.605487         306,212
  01/01/2004 to 12/31/2004................................    0.605487        0.700648         936,487
Met/AIM Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.843139        1.149956         247,022
  01/01/2004 to 12/31/2004................................    1.149956        1.202034         317,299

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  05/01/2003 to 12/31/2003................................    0.293826        0.454727         440,493
  01/01/2004 to 12/31/2004................................    0.454727        0.427335         588,015
Harris Oakmark International Subaccount (Class B)(6)(7)
  05/01/2003 to 12/31/2003................................    0.869676        1.165014         259,670
  01/01/2004 to 12/31/2004................................    1.165014        1.379016         842,725
MFS Research International Subaccount
  05/01/2003 to 12/31/2003................................    0.723488        0.938320         409,906
  01/01/2004 to 12/31/2004................................    0.938320        1.101793         485,395
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004 to 12/31/2004................................    9.998521       12.799274          13,918

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
American Funds Growth Subaccount
  05/01/2003 to 12/31/2003................................    7.565137       10.139877         286,714
  01/01/2004 to 12/31/2004................................   10.139877       11.175001         598,182
American Funds Growth-Income Subaccount
  05/01/2003 to 12/31/2003................................    6.082291        7.891275         369,706
  01/01/2004 to 12/31/2004................................    7.891275        8.532772         616,916
American Funds Global Small Capitalization Subaccount
  05/01/2003 to 12/31/2003................................    1.049145        1.578095         316,232
  01/01/2004 to 12/31/2004................................    1.578095        1.868823         913,318

---------------
 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth,

     Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10)(previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    2.044548        2.051376         201,503
  01/01/2002 to 12/31/2002................................    2.051376        2.037226         964,619
  01/01/2003 to 12/31/2003................................    2.037226        2.010985       1,182,520
  01/01/2004 to 12/31/2004................................    2.010985        1.988514         881,356
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.084173        1.112895          40,082
  01/01/2002 to 12/31/2002................................    1.112895        1.201097         383,757
  01/01/2003 to 12/31/2003................................    1.201097        1.218948         411,372
  01/01/2004 to 12/31/2004................................    1.218948        1.242541         438,800
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.787595        1.889445          30,597
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.506894        1.538305         103,068
  01/01/2002 to 12/31/2002................................    1.538305        1.651512         351,381
  01/01/2003 to 12/31/2003................................    1.651512        1.823846         718,748
  01/01/2004 to 12/31/2004................................    1.823846        1.906285         869,294
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.477529        1.508250          11,755
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.392026        1.430643         379,947
  01/01/2002 to 12/31/2002................................    1.430643        1.511492         977,904
  01/01/2003 to 12/31/2003................................    1.511492        1.506758         872,600
  01/01/2004 to 12/31/2004................................    1.506758        1.520557         734,336
BlackRock Bond Income Subaccount(10)(previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.501451        3.619833          84,982
  01/01/2002 to 12/31/2002................................    3.619833        3.843757         367,970
  01/01/2003 to 12/31/2003................................    3.843757        3.983960         429,422
  01/01/2004 to 12/31/2004................................    3.983960        4.073904         457,529
MFS Total Return Subaccount(1)(previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.454822        1.425405         123,058
  01/01/2002 to 12/31/2002................................    1.425405        1.207224         265,627
  01/01/2003 to 12/31/2003................................    1.207224        1.417756         517,721
  01/01/2004 To 04/30/2004................................    1.417756        1.403299         872,262
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.405512        3.691942          32,158

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10)(previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    2.222263        2.427777             921
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10)(previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001...............................    2.900635        2.643452          85,374
  01/01/2002 to 12/31/2002................................    2.643452        1.732440          87,089
  01/01/2003 to 12/31/2003................................    1.732440        2.294385         144,236
  01/01/2004 to 12/31/2004................................    2.294385        2.446067         149,506
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.737436        2.937429          40,355
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.705362        2.560966         191,591
  01/01/2002 to 12/31/2002................................    2.560966        2.097908         484,421
  01/01/2003 to 12/31/2003................................    2.097908        2.692475         589,561
  01/01/2004 to 12/31/2004................................    2.692475        2.963899         826,221
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.189947        2.462853              --
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.505256        2.269359          85,627
  01/01/2002 to 12/31/2002................................    2.269359        1.791922         174,701
  01/01/2003 to 12/31/2003................................    1.791922        2.229514          86,812
  01/01/2004 to 12/31/2004................................    2.229514        2.485359          88,980
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.183863        1.273745          22,218
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.165659        0.953209         167,441
  01/01/2003 to 12/31/2003................................    0.953209        1.172864         218,961
  01/01/2004 to 12/31/2004................................    1.172864        1.281302         302,522
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.600500        3.328042          34,007
  01/01/2002 to 12/31/2002................................    3.328042        2.531361         165,994
  01/01/2003 to 12/31/2003................................    2.531361        3.177613         221,076
  01/01/2004 to 12/31/2004................................    3.177613        3.439844         228,349
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.518786        8.310025              --
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.886078        0.819603          40,859
  01/01/2002 to 12/31/2002................................    0.819603        0.641720         156,500
  01/01/2003 to 12/31/2003................................    0.641720        0.765404         150,754
  01/01/2004 to 12/31/2004................................    0.765404        0.836074         282,054
MFS Investors Trust Subaccount(2)(previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.966673        0.865566           8,533
  01/01/2002 to 12/31/2002................................    0.865566        0.644011          29,803
  01/01/2003 to 12/31/2003................................    0.644011        0.783420         150,635
  01/01/2004 To 04/30/2004................................    0.783420        0.796423         243,347
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.415008        0.431959              --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.571458        0.488640         124,798
  01/01/2002 to 12/31/2002................................    0.488640        0.340718         177,725
  01/01/2003 to 12/31/2003................................    0.340718        0.420437         164,550
  01/01/2004 to 12/31/2004................................    0.420437        0.431971         168,936
BlackRock Investment Trust Subaccount(10)(previously State
  Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    6.527604        5.948828          17,338
  01/01/2002 to 12/31/2002................................    5.948828        4.304826          29,816
  01/01/2003 to 12/31/2003................................    4.304826        5.489819          48,924
  01/01/2004 to 12/31/2004................................    5.489819        5.960047          30,258
BlackRock Large Cap Value Subaccount (Class
  B)(8)(10)(previously State Street Research Large Cap
  Value Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.059512        1.165355           6,984
BlackRock Large Cap Value Subaccount (Class
  E)(9)(10)(previously State Street Research Large Cap
  Value Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.790023          86,591
  01/01/2003 to 12/31/2003................................    0.790023        1.050182         251,798
  01/01/2004 to 12/31/2004................................    1.050182        1.168212         154,244
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.807930          44,810
  01/01/2003 to 12/31/2003................................    0.807930        1.126945         137,642
  01/01/2004 To 04/30/2004................................    1.126945        1.115093         150,651
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.866587        3.101380           4,845
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.417697        2.527368         151,414
  01/01/2002 to 12/31/2002................................    2.527368        2.258088         570,820
  01/01/2003 to 12/31/2003................................    2.258088        2.936075         538,634
  01/01/2004 to 12/31/2004................................    2.936075        3.163747         576,582
FI Mid Cap Opportunities Subaccount(3)(previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.842639        1.515308          43,023
  01/01/2002 to 12/31/2002................................    1.515308        1.053541          38,872
  01/01/2003 to 12/31/2003................................    1.053541        1.388745          36,357
  01/01/2004 to 12/31/2004................................    1.388745        1.592615         148,967
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.046284        1.022945          59,366
  01/01/2002 to 12/31/2002................................    1.022945        0.852463         108,174
  01/01/2003 to 12/31/2003................................    0.852463        1.125970         125,950
  01/01/2004 to 12/31/2004................................    1.125970        1.279031         161,262
Neuberger Berman Mid Cap Value Subaccount(14)(previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.532536        1.479690          16,606
  01/01/2002 to 12/31/2002................................    1.479690        1.308561         149,440
  01/01/2003 to 12/31/2003................................    1.308561        1.749151          75,531
  01/01/2004 to 12/31/2004................................    1.749151        2.106104         225,042
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.952992        0.877077          66,878
  01/01/2002 to 12/31/2002................................    0.877077        0.619548         181,969
  01/01/2003 to 12/31/2003................................    0.619548        0.879481         189,078
  01/01/2004 to 12/31/2004................................    0.879481        0.959556         170,894

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.238693        2.529148          19,840
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.299104        2.170688          23,355
  01/01/2002 to 12/31/2002................................    2.170688        1.669690         107,049
  01/01/2003 to 12/31/2003................................    1.669690        2.233795         180,436
  01/01/2004 to 12/31/2004................................    2.233795        2.548099         252,843
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.203786        1.167855          49,396
  01/01/2002 to 12/31/2002................................    1.167855        0.910067         111,573
  01/01/2003 to 12/31/2003................................    0.910067        1.301795         287,701
  01/01/2004 to 12/31/2004................................    1.301795        1.500256         297,650
BlackRock Strategic Value Subaccount (Class
  B)(8)(10)(previously State Street Research Aurora
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.583604        1.776298          12,989
BlackRock Strategic Value Subaccount (Class
  E)(9)(10)(previously State Street Research Aurora
  Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    1.422390        1.388672         157,084
  01/01/2002 to 12/31/2002................................    1.388672        1.070299         760,612
  01/01/2003 to 12/31/2003................................    1.070299        1.575133         599,993
  01/01/2004 to 12/31/2004................................    1.575133        1.780694         694,013
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.933426        0.839531          27,550
  01/01/2002 to 12/31/2002................................    0.839531        0.686005         103,767
  01/01/2003 to 12/31/2003................................    0.686005        0.923962         424,754
  01/01/2004 to 12/31/2004................................    0.923962        1.081778         289,023
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.114730        1.269607           6,358
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.198477        1.092462          16,241
  01/01/2002 to 12/31/2002................................    1.092462        0.883420         223,223
  01/01/2003 to 12/31/2003................................    0.883420        1.109164         256,999
  01/01/2004 to 12/31/2004................................    1.109164        1.284927         209,328
BlackRock Diversified Subaccount(10)(previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   32.607769       35.076870              --
BlackRock Aggressive Growth Subaccount(10)(previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   31.231893       34.523392              --
Oppenheimer Global Equity Subaccount(11)(previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.347778       14.201102              57
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.089465        1.177047           4,864
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.198810        1.274260             950
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.331819        1.336300          71,753
  01/01/2002 to 12/31/2002................................    1.336300        1.304288         144,282
  01/01/2003 to 12/31/2003................................    1.304288        1.525690         578,734
  01/01/2004 to 12/31/2004................................    1.525690        1.619962         611,851

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.85% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.005838        1.049555         287,549
  01/01/2002 to 12/31/2002................................    1.049555        1.126068       1,288,141
  01/01/2003 to 12/31/2003................................    1.126068        1.153023       2,188,369
  01/01/2004 to 12/31/2004................................    1.153023        1.188206       1,738,819
Janus Aggressive Growth Subaccount(5)(previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.951001        0.772355         106,288
  01/01/2002 to 12/31/2002................................    0.772355        0.524510         148,841
  01/01/2003 to 12/31/2003................................    0.524510        0.668877         225,992
  01/01/2004 to 12/31/2004................................    0.668877        0.712004         246,997
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.136835        0.961265          24,037
  01/01/2003 to 12/31/2003................................    0.961265        1.190651         149,719
  01/01/2004 to 12/31/2004................................    1.190651        1.337100         309,467
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.929338        0.820451          81,714
  01/01/2002 to 12/31/2002................................    0.820451        0.450718         134,696
  01/01/2003 to 12/31/2003................................    0.450718        0.604574         223,560
  01/01/2004 to 12/31/2004................................    0.604574        0.699242         475,587
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.119366        0.842626          26,727
  01/01/2003 to 12/31/2003................................    0.842626        1.148687          57,378
  01/01/2004 to 12/31/2004................................    1.148687        1.200106          62,567
RCM Global Technology Subaccount(13)(previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001* to 12/31/2001...............................    0.756576        0.606964          95,989
  01/01/2002 to 12/31/2002................................    0.606964        0.293553          18,562
  01/01/2003 to 12/31/2003................................    0.293553        0.454084         153,677
  01/01/2004 to 12/31/2004................................    0.454084        0.426516         151,193
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.868997        1.163718           9,825
  01/01/2004 to 12/31/2004................................    1.163718        1.376792          51,768
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.056950        0.878920           7,092
  01/01/2003 to 12/31/2003................................    0.878920        1.166106         214,966
  01/01/2004 to 12/31/2004................................    1.166106        1.381496         271,742
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.925002        0.844474          54,060
  01/01/2002 to 12/31/2002................................    0.844474        0.731160         101,507
  01/01/2003 to 12/31/2003................................    0.731160        0.947757         123,623
  01/01/2004 to 12/31/2004................................    0.947757        1.112316         247,807
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998479       12.794986          10,901

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   11.495493       10.130034          22,270
  01/01/2002 to 12/31/2002................................   10.130034        7.493513         102,806
  01/01/2003 to 12/31/2003................................    7.493513       10.038856         228,208
  01/01/2004 to 12/31/2004................................   10.038856       11.058123         293,639
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    7.790110        7.534767          39,554
  01/01/2002 to 12/31/2002................................    7.534767        6.024627         178,521
  01/01/2003 to 12/31/2003................................    6.024627        7.812562         351,918
  01/01/2004 to 12/31/2004................................    7.812562        8.443427         423,615
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.435610        1.320560          93,775
  01/01/2002 to 12/31/2002................................    1.320560        1.046728         166,626
  01/01/2003 to 12/31/2003................................    1.046728        1.573673         229,433
  01/01/2004 to 12/31/2004................................    1.573673        1.862652         281,903

------------
 * Date on which the Contract first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment

     Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001                                2.008355         2.014060          220,232
  01/01/2002 to 12/31/2002                                 2.014060         1.998162          272,112
  01/01/2003 to 12/31/2003                                 1.998162         1.970453          803,996
  01/01/2004 to 12/31/2004                                 1.970453         1.946482        1,200,883
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001                                1.081307         1.109395           23,997
  01/01/2002 to 12/31/2002                                 1.109395         1.196133           75,524
  01/01/2003 to 12/31/2003                                 1.196133         1.212698          311,544
  01/01/2004 to 12/31/2004                                 1.212698         1.234931          389,638
Salomon Brothers Strategic Bond Opportunities
  Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               1.770673         1.870319           52,991
Salomon Brothers Strategic Bond Opportunities
  Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                1.496872         1.527317           18,898
  01/01/2002 to 12/31/2002                                 1.527317         1.638059          156,100
  01/01/2003 to 12/31/2003                                 1.638059         1.807173          420,899
  01/01/2004 to 12/31/2004                                 1.807173         1.886965          620,532
Salomon Brothers U.S. Government Subaccount (Class
  B)(8)
  05/01/2004** to 12/31/2004                               1.463541         1.492981            7,193
Salomon Brothers U.S. Government Subaccount (Class
  E)(9)
  07/02/2001* to 12/31/2001                                1.382767         1.420413           81,484
  01/01/2002 to 12/31/2002                                 1.420413         1.499178          307,626
  01/01/2003 to 12/31/2003                                 1.499178         1.492986          464,934
  01/01/2004 to 12/31/2004                                 1.492986         1.505148          548,668
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001                                3.439469         3.553985           59,043
  01/01/2002 to 12/31/2002                                 3.553985         3.770053          143,354
  01/01/2003 to 12/31/2003                                 3.770053         3.903661          283,566
  01/01/2004 to 12/31/2004                                 3.903661         3.987792          330,466
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001                                1.445146         1.415219           68,427
  01/01/2002 to 12/31/2002                                 1.415219         1.197402          308,024
  01/01/2003 to 12/31/2003                                 1.197402         1.404814          261,686
  01/01/2004 to 04/30/2004                                 1.404814         1.390032          607,241
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004                               3.348043         3.627233          525,031
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004                               2.201223         2.403197              922

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001                                2.881346         2.624563           12,874
  01/01/2002 to 12/31/2002                                 2.624563         1.718329           51,854
  01/01/2003 to 12/31/2003                                 1.718329         2.273436           95,491
  01/01/2004 to 12/31/2004                                 2.273436         2.421303           73,792
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               2.711526         2.907697           88,526
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                2.687376         2.542672          121,352
  01/01/2002 to 12/31/2002                                 2.542672         2.080839          313,036
  01/01/2003 to 12/31/2003                                 2.080839         2.667899          311,863
  01/01/2004 to 12/31/2004                                 2.667899         2.933903          550,467
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               2.165952         2.434253              512
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                2.484860         2.249757           46,359
  01/01/2002 to 12/31/2002                                 2.249757         1.774666          165,117
  01/01/2003 to 12/31/2003                                 1.774666         2.205845           60,867
  01/01/2004 to 12/31/2004                                 2.205845         2.456510           66,054
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               1.177387         1.265937           57,797
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002                               1.161613         0.949257           25,941
  01/01/2003 to 12/31/2003                                 0.949257         1.166833          124,213
  01/01/2004 to 12/31/2004                                 1.166833         1.273436          158,817
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001                                3.560497         3.289425           24,005
  01/01/2002 to 12/31/2002                                 3.289425         2.499483           95,818
  01/01/2003 to 12/31/2003                                 2.499483         3.134477           96,716
  01/01/2004 to 12/31/2004                                 3.134477         3.389747          193,189
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               7.481164         8.262964              215
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                0.884152         0.817414               --
  01/01/2002 to 12/31/2002                                 0.817414         0.639359              113
  01/01/2003 to 12/31/2003                                 0.639359         0.761825            8,586
  01/01/2004 to 12/31/2004                                 0.761825         0.831330          160,731
MFS Investors Trust Subaccount(12) (previously MFS
  Research Managers Subaccount)
  07/02/2001* to 12/31/2001                                0.964571         0.863251           11,616
  01/01/2002 to 12/31/2002                                 0.863251         0.641647           43,565
  01/01/2003 to 12/31/2003                                 0.641647         0.779763           66,762
  01/01/2004 to 04/30/2004                                 0.779763         0.792445           74,364
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/ Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004                               0.413345         0.429943               --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/ Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001                                0.570787         0.487828          182,320
  01/01/2002 to 12/31/2002                                 0.487828         0.339806          201,314
  01/01/2003 to 12/31/2003                                 0.339806         0.418895          244,394
  01/01/2004 to 12/31/2004                                 0.418895         0.429955          145,134
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001                                6.410958         5.839601            4,566
  01/01/2002 to 12/31/2002                                 5.839601         4.221542           16,215
  01/01/2003 to 12/31/2003                                 4.221542         5.378222           20,661
  01/01/2004 to 12/31/2004                                 5.378222         5.833040           26,275
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004** to 12/31/2004                               1.057386         1.162246           46,958
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2002** to 12/31/2002                               1.000000         0.789497              100
  01/01/2003 to 12/31/2003                                 0.789497         1.048437          108,521
  01/01/2004 to 12/31/2004                                 1.048437         1.165102          193,380
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002                               1.000000         0.807382              100
  01/01/2003 to 12/31/2003                                 0.807382         1.125050           38,408
  01/01/2004 to 04/30/2004                                 1.125050         1.112852          104,433
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               2.835184         3.065371           47,523
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                2.398010         2.505536           34,665
  01/01/2002 to 12/31/2002                                 2.505536         2.236337          277,772
  01/01/2003 to 12/31/2003                                 2.236337         2.904875          231,534
  01/01/2004 to 12/31/2004                                 2.904875         3.126989          399,387
FI Mid Cap Opportunities Subaccount(3) (previously
  Janus Mid Cap Subaccount)
  07/02/2001* to 12/31/2001                                1.834666         1.508004               --
  01/01/2002 to 12/31/2002                                 1.508004         1.047409           17,205
  01/01/2003 to 12/31/2003                                 1.047409         1.379275           28,005
  01/01/2004 to 12/31/2004                                 1.379275         1.580170           62,363
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001                                1.045247         1.021416           58,568
  01/01/2002 to 12/31/2002                                 1.021416         0.850343           96,070
  01/01/2003 to 12/31/2003                                 0.850343         1.122044          148,295
  01/01/2004 to 12/31/2004                                 1.122044         1.273295          120,744
Neuberger Berman Mid Cap Value Subaccount(14)
  (previously Neuberger Berman Partners Mid Cap Value
  Subaccount)
  07/02/2001* to 12/31/2001                                1.528486         1.475044            5,550
  01/01/2002 to 12/31/2002                                 1.475044         1.303133            5,590
  01/01/2003 to 12/31/2003                                 1.303133         1.740135          138,714
  01/01/2004 to 12/31/2004                                 1.740135         2.093150          232,084

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001                                0.952829         0.876485           83,475
  01/01/2002 to 12/31/2002                                 0.876485         0.618513          139,280
  01/01/2003 to 12/31/2003                                 0.618513         0.877138          140,671
  01/01/2004 to 12/31/2004                                 0.877138         0.956041          137,839
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               2.216389         2.502291           11,597
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                2.282672         2.154109           15,539
  01/01/2002 to 12/31/2002                                 2.154109         1.655281           51,749
  01/01/2003 to 12/31/2003                                 1.655281         2.212305           69,640
  01/01/2004 to 12/31/2004                                 2.212305         2.521057           97,412
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001                                1.200603         1.164191           41,306
  01/01/2002 to 12/31/2002                                 1.164191         0.906299           77,389
  01/01/2003 to 12/31/2003                                 0.906299         1.295122          113,352
  01/01/2004 to 12/31/2004                                 1.295122         1.491071          169,809
BlackRock Strategic Value Subaccount (Class B)(8)(10))
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004                               1.577550         1.768335           54,367
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001                                1.420982         1.386605           30,583
  01/01/2002 to 12/31/2002                                 1.386605         1.067631          234,686
  01/01/2003 to 12/31/2003                                 1.067631         1.569640          433,017
  01/01/2004 to 12/31/2004                                 1.569640         1.772705          572,874
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001                                0.930958         0.836899            6,859
  01/01/2002 to 12/31/2002                                 0.836899         0.683168           42,456
  01/01/2003 to 12/31/2003                                 0.683168         0.919223           83,836
  01/01/2004 to 12/31/2004                                 0.919223         1.075152          263,650
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004                               1.100310         1.252352           25,226
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001                                1.186338         1.080853           10,065
  01/01/2002 to 12/31/2002                                 1.080853         0.873156           37,534
  01/01/2003 to 12/31/2003                                 0.873156         1.095183          121,512
  01/01/2004 to 12/31/2004                                 1.095183         1.267460           98,404
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004                              32.031517        34.434146            1,136
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004                              30.735374        33.952019              306
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004                              12.259526        14.090257               --
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004                               1.083503         1.169830           17,481

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004                               1.190237         1.264309           24,891
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001                                1.324949         1.328748            5,256
  01/01/2002 to 12/31/2002                                 1.328748         1.295619           41,947
  01/01/2003 to 12/31/2003                                 1.295619         1.514036          405,947
  01/01/2004 to 12/31/2004                                 1.514036         1.605976          761,359
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001                                1.005452         1.048627               --
  01/01/2002 to 12/31/2002                                 1.048627         1.123949          142,585
  01/01/2003 to 12/31/2003                                 1.123949         1.149700        1,012,550
  01/01/2004 to 12/31/2004                                 1.149700         1.183594        1,115,374
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001                                0.950839         0.771837          107,551
  01/01/2002 to 12/31/2002                                 0.771837         0.523633          211,745
  01/01/2003 to 12/31/2003                                 0.523633         0.667104          196,256
  01/01/2004 to 12/31/2004                                 0.667104         0.709405          155,673
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002                               1.136200         0.960092            5,923
  01/01/2003 to 12/31/2003                                 0.960092         1.188010           21,850
  01/01/2004 to 12/31/2004                                 1.188010         1.332796           48,192
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001                                0.928979         0.819713           24,117
  01/01/2002 to 12/31/2002                                 0.819713         0.449852           92,081
  01/01/2003 to 12/31/2003                                 0.449852         0.602810          624,371
  01/01/2004 to 12/31/2004                                 0.602810         0.696503          857,272
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002                               1.118741         0.841585           34,441
  01/01/2003 to 12/31/2003                                 0.841585         1.146127           51,517
  01/01/2004 to 12/31/2004                                 1.146127         1.196231           92,697
RCM Global Technology Subaccount(13) (previously PIMCO
  PEA Innovation Subaccount)
  07/02/2001 to 12/31/2001                                 0.756284         0.606431           16,536
  01/01/2002 to 12/31/2002                                 0.606431         0.293005           65,868
  01/01/2003 to 12/31/2003                                 0.293005         0.452785          198,811
  01/01/2004 to 12/31/2004                                 0.452785         0.424869          327,498
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003                               0.867642         1.161131           17,397
  01/01/2004 to 12/31/2004                                 1.161131         1.372355          362,991
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002                               1.056359         0.877835               95
  01/01/2003 to 12/31/2003                                 0.877835         1.163504               --
  01/01/2004 to 12/31/2004                                 1.163504         1.377032           17,062
MFS Research International Subaccount
  07/02/2001* to 12/31/2001                                0.924647         0.843728            5,957
  01/01/2002 to 12/31/2002                                 0.843728         0.729778           46,061
  01/01/2003 to 12/31/2003                                 0.729778         0.945026          101,377
  01/01/2004 to 12/31/2004                                 0.945026         1.107999          143,409
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004                               9.998397        12.786410           13,564

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                  2.20% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001                               11.297123         9.950260           16,083
  01/01/2002 to 12/31/2002                                 9.950260         7.353160           66,881
  01/01/2003 to 12/31/2003                                 7.353160         9.841006          180,121
  01/01/2004 to 12/31/2004                                 9.841006        10.829321          250,582
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001                                7.655703         7.401072            9,338
  01/01/2002 to 12/31/2002                                 7.401072         5.911793           41,859
  01/01/2003 to 12/31/2003                                 5.911793         7.658592          191,525
  01/01/2004 to 12/31/2004                                 7.658592         8.268729          306,459
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001                                1.431058         1.315721            2,408
  01/01/2002 to 12/31/2002                                 1.315721         1.041846           38,659
  01/01/2003 to 12/31/2003                                 1.041846         1.564764          118,628
  01/01/2004 to 12/31/2004                                 1.564764         1.850253          216,798

------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large

     Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  07/02/2001* to 12/31/2001...............................    1.990499        1.995654             --
  01/01/2002 to 12/31/2002................................    1.995654        1.978926          2,170
  01/01/2003 to 12/31/2003................................    1.978926        1.950508          9,680
  01/01/2004 to 12/31/2004................................    1.950508        1.925813         36,414
Lehman Brothers Aggregate Bond Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.079877        1.107654             --
  01/01/2002 to 12/31/2002................................    1.107654        1.193659             93
  01/01/2003 to 12/31/2003................................    1.193659        1.209580             --
  01/01/2004 to 12/31/2004................................    1.209580        1.231139             --
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.762272        1.860828             --
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.491886        1.521851             --
  01/01/2002 to 12/31/2002................................    1.521851        1.631387             67
  01/01/2003 to 12/31/2003................................    1.631387        1.798918         28,791
  01/01/2004 to 12/31/2004................................    1.798918        1.877404         24,291
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.456597        1.485405             --
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.378161        1.415333             --
  01/01/2002 to 12/31/2002................................    1.415333        1.493077          2,882
  01/01/2003 to 12/31/2003................................    1.493077        1.486167         67,373
  01/01/2004 to 12/31/2004................................    1.486167        1.497523         64,137
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  07/02/2001* to 12/31/2001...............................    3.408891        3.521507             --
  01/01/2002 to 12/31/2002................................    3.521507        3.733737             29
  01/01/2003 to 12/31/2003................................    3.733737        3.864128         21,027
  01/01/2004 to 12/31/2004................................    3.864128        3.945428         19,377
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  07/02/2001* to 12/31/2001...............................    1.440332        1.410159             --
  01/01/2002 to 12/31/2002................................    1.410159        1.192516          3,587
  01/01/2003 to 12/31/2003................................    1.192516        1.398391         13,502
  01/01/2004 To 04/30/2004................................    1.398391        1.383449         13,502
MFS Total Return Subaccount
  05/01/2004** to 12/31/2004..............................    3.319673        3.595305        250,642
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    2.190778        2.391001             --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) )(previously State Street Large Cap Growth
  Subaccount (Class E)
  07/02/2001* to 12/31/2001...............................    2.871750        2.615172             --
  01/01/2002 to 12/31/2002................................    2.615172        1.711329             35
  01/01/2003 to 12/31/2003................................    1.711329        2.263043             --
  01/01/2004 to 12/31/2004................................    2.263043        2.409027             --
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.698663        2.892945             --
Davis Venture Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.678428        2.533570             --
  01/01/2002 to 12/31/2002................................    2.533570        2.072358             37
  01/01/2003 to 12/31/2003................................    2.072358        2.655693             --
  01/01/2004 to 12/31/2004................................    2.655693        2.919016             --
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.154053        2.420078             --
FI Value Leaders Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.474725        2.240022             --
  01/01/2002 to 12/31/2002................................    2.240022        1.766109             40
  01/01/2003 to 12/31/2003................................    1.766109        2.194107             --
  01/01/2004 to 12/31/2004................................    2.194107        2.442214             --
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.174162        1.262051             --
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.159596        0.947298             86
  01/01/2003 to 12/31/2003................................    0.947298        1.163845             --
  01/01/2004 to 12/31/2004................................    1.163845        1.269538             --
MetLife Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    3.540662        3.270288             --
  01/01/2002 to 12/31/2002................................    3.270288        2.483694             28
  01/01/2003 to 12/31/2003................................    2.483694        3.113107          8,329
  01/01/2004 to 12/31/2004................................    3.113107        3.364950          6,757
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    7.462424        8.239533             --
MFS Investors Trust Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    0.883191        0.816319             --
  01/01/2002 to 12/31/2002................................    0.816319        0.638189            113
  01/01/2003 to 12/31/2003................................    0.638189        0.760051             --
  01/01/2004 to 12/31/2004................................    0.760051        0.828979             --
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  07/02/2001* to 12/31/2001...............................    0.963522        0.862102             --
  01/01/2002 to 12/31/2002................................    0.862102        0.640473            104
  01/01/2003 to 12/31/2003................................    0.640473        0.777952             --
  01/01/2004 To 04/30/2004................................    0.777952        0.790475             --
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    0.412516        0.428939             --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(9)(10) (previously
  Met/Putnam Voyager Subaccount (Class E))
  07/02/2001* to 12/31/2001...............................    0.570453        0.487423             --
  01/01/2002 to 12/31/2002................................    0.487423        0.339352            175
  01/01/2003 to 12/31/2003................................    0.339352        0.418122             --
  01/01/2004 to 12/31/2004................................    0.418122        0.428946             --
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  07/02/2001* to 12/31/2001...............................    6.353418        5.785748             --
  01/01/2002 to 12/31/2002................................    5.785748        4.180522             16
  01/01/2003 to 12/31/2003................................    4.180522        5.323306             --
  01/01/2004 to 12/31/2004................................    5.323306        5.770587             --
BlackRock Legacy Large Cap Value Subaccount (Class
  B)(8)(10) (previously State Street Research Large Cap
  Value Subaccount (Class B))
  05/01/2004** to 12/31/2004..............................    1.056325        1.160695             --
BlackRock Legacy Large Cap Value Subaccount (Class
  E)(9)(10) (previously State Street Research Large Cap
  Value Subaccount (Class E))
  05/01/2002** to 12/31/2002..............................    1.000000        0.789233          5,415
  01/01/2003 to 12/31/2003................................    0.789233        1.047551         18,024
  01/01/2004 to 12/31/2004................................    1.047551        1.163534         16,889
FI Mid Cap Opportunities Subaccount(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.807111            100
  01/01/2003 to 12/31/2003................................    0.807111        1.124118             --
  01/01/2004 To 04/30/2004................................    1.124118        1.111747             --
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.819611        3.047524             --
Harris Oakmark Focused Value Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.388226        2.494693             --
  01/01/2002 to 12/31/2002................................    2.494693        2.225548             42
  01/01/2003 to 12/31/2003................................    2.225548        2.889418          8,959
  01/01/2004 to 12/31/2004................................    2.889418        3.108792          7,320
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  07/02/2001* to 12/31/2001...............................    1.830692        1.504357             --
  01/01/2002 to 12/31/2002................................    1.504357        1.044351             55
  01/01/2003 to 12/31/2003................................    1.044351        1.374567             --
  01/01/2004 to 12/31/2004................................    1.374567        1.573986             --
MetLife Mid Cap Stock Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.044728        1.020656             --
  01/01/2002 to 12/31/2002................................    1.020656        0.849288             96
  01/01/2003 to 12/31/2003................................    0.849288        1.120104             --
  01/01/2004 to 12/31/2004................................    1.120104        1.270455             --
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  07/02/2001* to 12/31/2001...............................    1.526466        1.472721             --
  01/01/2002 to 12/31/2002................................    1.472721        1.300445             66
  01/01/2003 to 12/31/2003................................    1.300445        1.735700             --
  01/01/2004 to 12/31/2004................................    1.735700        2.086768             --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Franklin Templeton Small Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.952748        0.876193             --
  01/01/2002 to 12/31/2002................................    0.876193        0.617989            105
  01/01/2003 to 12/31/2003................................    0.617989        0.875959             --
  01/01/2004 to 12/31/2004................................    0.875959        0.954277             --
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.205321        2.488969             --
Loomis Sayles Small Cap Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.274500        2.145854             --
  01/01/2002 to 12/31/2002................................    2.145854        1.648099             44
  01/01/2003 to 12/31/2003................................    1.648099        2.201601             --
  01/01/2004 to 12/31/2004................................    2.201601        2.507602             --
Russell 2000 Index Subaccount
  07/02/2001* to 12/31/2001...............................    1.199015        1.162354             --
  01/01/2002 to 12/31/2002................................    1.162354        0.904411             83
  01/01/2003 to 12/31/2003................................    0.904411        1.291773             --
  01/01/2004 to 12/31/2004................................    1.291773        1.486470             --
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004** to 12/31/2004..............................    1.574532        1.764366             --
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  07/02/2001* to 12/31/2001...............................    1.420278        1.385578             --
  01/01/2002 to 12/31/2002................................    1.385578        1.066310             70
  01/01/2003 to 12/31/2003................................    1.066310        1.566922             --
  01/01/2004 to 12/31/2004................................    1.566922        1.768749             --
Morgan Stanley EAFE Index Subaccount
  07/02/2001* to 12/31/2001...............................    0.929727        0.835582             --
  01/01/2002 to 12/31/2002................................    0.835582        0.681741            108
  01/01/2003 to 12/31/2003................................    0.681741        0.916841             --
  01/01/2004 to 12/31/2004................................    0.916841        1.071828             --
FI International Stock Subaccount (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.093169        1.243813             --
FI International Stock Subaccount (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.180315        1.075100             --
  01/01/2002 to 12/31/2002................................    1.075100        0.868076             85
  01/01/2003 to 12/31/2003................................    0.868076        1.088260             --
  01/01/2004 to 12/31/2004................................    1.088260        1.258817             --
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004** to 12/31/2004..............................   31.747219       34.117212             --
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004** to 12/31/2004..............................   30.490081       33.669887             --
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004** to 12/31/2004..............................   12.215636       14.035159             --
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.080534        1.166238             --
T.Rowe Price Small Cap Growth Subaccount
  05/01/2004** to 12/31/2004..............................    1.185973        1.259362             --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Lord Abbett Bond Debenture Subaccount
  07/02/2001* to 12/31/2001...............................    1.321527        1.324977             --
  01/01/2002 to 12/31/2002................................    1.324977        1.291281             76
  01/01/2003 to 12/31/2003................................    1.291281        1.508214             --
  01/01/2004 to 12/31/2004................................    1.508214        1.598999             --
PIMCO Total Return Subaccount
  07/02/2001* to 12/31/2001...............................    1.005260        1.048166             --
  01/01/2002 to 12/31/2002................................    1.048166        1.122889             99
  01/01/2003 to 12/31/2003................................    1.122889        1.148048             --
  01/01/2004 to 12/31/2004................................    1.148048        1.181301             --
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  07/02/2001* to 12/31/2001...............................    0.950758        0.771578             --
  01/01/2002 to 12/31/2002................................    0.771578        0.523195            105
  01/01/2003 to 12/31/2003................................    0.523195        0.666195             --
  01/01/2004 to 12/31/2004................................    0.666195        0.708083             --
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2002** to 12/31/2002..............................    1.135883        0.959496             88
  01/01/2003 to 12/31/2003................................    0.959496        1.186679             --
  01/01/2004 to 12/31/2004................................    1.186679        1.330636             --
T. Rowe Price Mid Cap Growth Subaccount
  07/02/2001* to 12/31/2001...............................    0.928800        0.819360             --
  01/01/2002 to 12/31/2002................................    0.819360        0.449436            108
  01/01/2003 to 12/31/2003................................    0.449436        0.601967             --
  01/01/2004 to 12/31/2004................................    0.601967        0.695180             --
Met/AIM Small Cap Growth Subaccount
  05/01/2002** to 12/31/2002..............................    1.118428        0.841067             89
  01/01/2003 to 12/31/2003................................    0.841067        1.144844             --
  01/01/2004 to 12/31/2004................................    1.144844        1.194293             --
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  07/02/2001 to 12/31/2001................................    0.756138        0.606160             --
  01/01/2002 to 12/31/2002................................    0.606160        0.292724            132
  01/01/2003 to 12/31/2003................................    0.292724        0.452115             --
  01/01/2004 to 12/31/2004................................    0.452115        0.424028             --
Harris Oakmark International Subaccount (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.866966        1.159838             --
  01/01/2004 to 12/31/2004................................    1.159838        1.370141             --
Harris Oakmark International Subaccount (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.056063        0.877293             95
  01/01/2003 to 12/31/2003................................    0.877293        1.162207             --
  01/01/2004 to 12/31/2004................................    1.162207        1.374808             --
MFS Research International Subaccount
  07/02/2001* to 12/31/2001...............................    0.924469        0.843356             --
  01/01/2002 to 12/31/2002................................    0.843356        0.729093            108
  01/01/2003 to 12/31/2003................................    0.729093        0.943663             --
  01/01/2004 to 12/31/2004................................    0.943663        1.105847             --
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004** to 12/31/2004..............................    9.998356       12.782124             --

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    2.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  07/02/2001* to 12/31/2001...............................   11.199225        9.861572             --
  01/01/2002 to 12/31/2002................................    9.861572        7.283960              9
  01/01/2003 to 12/31/2003................................    7.283960        9.743517          5,680
  01/01/2004 to 12/31/2004................................    9.743517       10.716668          4,999
American Funds Growth-Income Subaccount
  07/02/2001* to 12/31/2001...............................    7.589371        7.335119             --
  01/01/2002 to 12/31/2002................................    7.335119        5.856183             13
  01/01/2003 to 12/31/2003................................    5.856183        7.582755          7,299
  01/01/2004 to 12/31/2004................................    7.582755        8.182748          6,546
American Funds Global Small Capitalization Subaccount
  07/02/2001* to 12/31/2001...............................    1.428787        1.313300             --
  01/01/2002 to 12/31/2002................................    1.313300        1.039406             70
  01/01/2003 to 12/31/2003................................    1.039406        1.560333             --
  01/01/2004 to 12/31/2004................................    1.560333        1.844088             --

---------------
 *  Date on which the Contract first became available.

 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment

     Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  05/01/2003 to 12/31/2003................................    1.959915       1.930802           5,049
  01/01/2004 to 12/31/2004................................    1.930802       1.905402          11,158
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/2003 to 12/31/2003................................    1.191314       1.206603          60,164
  01/01/2004 to 12/31/2004................................    1.206603       1.227494          75,224
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.753911       1.851386           6,651
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.624734       1.790682          65,852
  01/01/2004 to 12/31/2004................................    1.790682       1.867873         300,521
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.449686       1.477867             529
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.486992       1.479373          78,735
  01/01/2004 to 12/31/2004................................    1.479373       1.489930         134,760
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  05/01/2003 to 12/31/2003................................    3.698335       3.825580          26,363
  01/01/2004 to 12/31/2004................................    3.825580       3.904112          53,252
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  05/01/2003 to 12/31/2003................................    1.187645       1.391978          14,196
  01/01/2004 to 04/30/2004................................    1.391978       1.376879          51,121
MFS Total Return Subaccount
  05/01/2004 to 12/31/2004................................    3.291543       3.563658          64,762
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    2.180383       2.378867              --
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E)
  05/01/2003 to 12/31/2003................................    1.704318       2.252638           5,890
  01/01/2004 to 12/31/2004................................    2.252638       2.396750          20,770
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.685861       2.878266           1,729
Davis Venture Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    2.063876       2.643505          56,887
  01/01/2004 to 12/31/2004................................    2.643505       2.904165          99,210
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.142219       2.405985           2,024
FI Value Leaders Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.757562       2.182391              --
  01/01/2004 to 12/31/2004................................    2.182391       2.427956             462

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.170946       1.258177           9,897
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.945336       1.160856          36,493
  01/01/2004 to 12/31/2004................................    1.160856       1.265644         120,973
MetLife Stock Index Subaccount
  05/01/2003 to 12/31/2003................................    2.468025       3.091926           4,878
  01/01/2004 to 12/31/2004................................    3.091926       3.340382           8,257
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    7.443730       8.216169              --
MFS Investors Trust Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.637003       0.758261              --
  01/01/2004 to 12/31/2004................................    0.758261       0.826613              --
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  05/01/2003 to 12/31/2003................................    0.639280       0.776109              --
  01/01/2004 To 04/30/2004................................    0.776109       0.788473              --
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    0.411689       0.427937              --
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  05/01/2003 to 12/31/2003................................    0.338891       0.417354              --
  01/01/2004 to 12/31/2004................................    0.417354       0.427943              --
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  05/01/2003 to 12/31/2003................................    4.139827       5.268858              --
  01/01/2004 to 12/31/2004................................    5.268858       5.708704           1,217
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004 to 12/31/2004................................    1.055264       1.159145              --
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2003 to 12/31/2003................................    0.788965       1.046673              --
  01/01/2004 to 12/31/2004................................    1.046673       1.161977           8,269
FI Mid Cap Opportunities Subaccount(4)
  05/01/2003 to 12/31/2003................................    0.806844       1.123190          30,026
  01/01/2004 To 04/30/2004................................    1.123190       1.110647          41,498
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.819611       3.047524           1,640
Harris Oakmark Focused Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    2.214789       2.874018          28,639
  01/01/2004 to 12/31/2004................................    2.874018       3.090673          57,495
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  05/01/2003 to 12/31/2003................................    1.041289       1.369860           4,015
  01/01/2004 to 12/31/2004................................    1.369860       1.567810          81,235
MetLife Mid Cap Stock Index Subaccount
  05/01/2003 to 12/31/2003................................    0.848220       1.118141          15,614
  01/01/2004 to 12/31/2004................................    1.118141       1.267594          32,206

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  05/01/2003 to 12/31/2003................................    1.297733       1.731207           5,306
  01/01/2004 to 12/31/2004................................    1.731207       2.080325          58,863
Franklin Templeton Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.617465       0.874779              --
  01/01/2004 to 12/31/2004................................    0.874779       0.952514          83,676
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    2.194308       2.475719             424
Loomis Sayles Small Cap Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    1.640950       2.190971           9,177
  01/01/2004 to 12/31/2004................................    2.190971       2.494244          15,138
Russell 2000 Index Subaccount
  05/01/2003 to 12/31/2003................................    0.902525       1.288438           8,677
  01/01/2004 to 12/31/2004................................    1.288438       1.481890          18,127
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004 to 12/31/2004................................    1.571519       1.760407          46,955
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  05/01/2003 to 12/31/2003................................    1.064948       1.564135          44,439
  01/01/2004 to 12/31/2004................................    1.564135       1.764719          93,196
Morgan Stanley EAFE Index Subaccount
  05/01/2003 to 12/31/2003................................    0.680380       0.914558              --
  01/01/2004 to 12/31/2004................................    0.914558       1.068624           1,253
FI International Stock Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004................................    1.086075       1.235332             260
FI International Stock Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003................................    0.863013       1.081383           8,930
  01/01/2004 to 12/31/2004................................    1.081383       1.250235          22,105
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004 to 12/31/2004................................   31.465649      33.803423              87
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004 to 12/31/2004................................   30.246923      33.390303              --
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004 to 12/31/2004................................   12.171935      13.980317             107
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004 to 12/31/2004................................    1.077573       1.162657           2,171
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004 to 12/31/2004................................    1.181725       1.254435              --
Lord Abbett Bond Debenture Subaccount
  05/01/2003 to 12/31/2003................................    1.298637       1.516050          16,271
  01/01/2004 to 12/31/2004................................    1.516050       1.606501          41,785
PIMCO Total Return Subaccount
  05/01/2003 to 12/31/2003................................    1.121846       1.146411         146,089
  01/01/2004 to 12/31/2004................................    1.146411       1.179026         167,218

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  05/01/2003 to 12/31/2003................................    0.522758       0.665295              --
  01/01/2004 to 12/31/2004................................    0.665295       0.706773          12,142
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2003 to 12/31/2003................................    0.958902       1.185353              --
  01/01/2004 to 12/31/2004................................    1.185353       1.328484              --
T. Rowe Price Mid Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.449045       0.601135          44,461
  01/01/2004 to 12/31/2004................................    0.601135       0.693872         124,789
Met/AIM Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003................................    0.840553       1.143575          21,268
  01/01/2004 to 12/31/2004................................    1.143575       1.192371          39,133
RCM Global Technology Subaccount(13) (previously PIMCO PEA
  Innovation Subaccount)
  01/01/2003 to 12/31/2003................................    0.292440       0.451458          19,399
  01/01/2004 to 12/31/2004................................    0.451458       0.423199          48,834
Harris Oakmark International Subaccount (Class B)(6)(7)
  05/01/2003 to 12/31/2003................................    0.866290       1.158543          17,562
  01/01/2004 to 12/31/2004................................    1.158543       1.367925          64,386
MFS Research International Subaccount
  05/01/2003 to 12/31/2003................................    0.720086       0.931581          12,453
  01/01/2004 to 12/31/2004................................    0.931581       1.091142          36,320
Neuberger Berman Real Estate Subaccount
  05/01/2004 to 12/31/2004................................    9.998315      12.777839             701
                                                                    2.30% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
American Funds Growth Subaccount
  05/01/2003 to 12/31/2003................................    7.215819       9.647551          28,424
  01/01/2004 to 12/31/2004................................    9.647551      10.605799          55,853
American Funds Growth-Income Subaccount
  05/01/2003 to 12/31/2003................................    5.801504       7.508206          31,409
  01/01/2004 to 12/31/2004................................    7.508206       8.098238          69,227
American Funds Global Small Capitalization Subaccount
  05/01/2003 to 12/31/2003................................    1.036946       1.555856          29,079
  01/01/2004 to 12/31/2004................................    1.555856       1.837877         118,842

---------------
 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Subaccount(10) (previously State
  Street Research Money Market Subaccount)
  05/01/2003 to 12/31/2003                                    1.940979        1.911192        325,263
  01/01/2004 to 12/31/2004                                    1.911192        1.885104        120,130
Lehman Brothers Aggregate Bond Index Subaccount
  05/01/2003 to 12/31/2003                                    1.188726        1.203382         48,838
  01/01/2004 to 12/31/2004                                    1.203382        1.223603         66,051
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class B)(8)
  05/01/2004 to 12/31/2004                                    1.745590        1.841991             --
Salomon Brothers Strategic Bond Opportunities Subaccount
  (Class E)(9)
  05/01/2003 to 12/31/2003                                    1.618106        1.782478        143,825
  01/01/2004 to 12/31/2004                                    1.782478        1.858384        128,005
Salomon Brothers U.S. Government Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    1.442808        1.470367             --
Salomon Brothers U.S. Government Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    1.480925        1.472599        440,776
  01/01/2004 to 12/31/2004                                    1.472599        1.482364        228,587
BlackRock Bond Income Subaccount(10) (previously State
  Street Research Bond Income Subaccount)
  05/01/2003 to 12/31/2003                                    3.662177        3.786284        186,970
  01/01/2004 to 12/31/2004                                    3.786284        3.862072        148,929
MFS Total Return Subaccount(1) (previously Balanced
  Subaccount)
  05/01/2003 to 12/31/2003                                    1.182818        1.385633        144,621
  01/01/2004 to 04/30/2004                                    1.385633        1.370377        163,470
MFS Total Return Subaccount
  05/01/2004 to 12/31/2004                                    3.263651        3.532289        153,103
BlackRock Legacy Large Cap Growth Subaccount (Class
  B)(8)(10) (previously State Street Large Cap Growth
  Subaccount (Class B))
  05/01/2004 to 12/31/2004                                    2.170036        2.366794             --
BlackRock Legacy Large Cap Growth Subaccount (Class
  E)(9)(10) (previously State Street Large Cap Growth
  Subaccount (Class E)
  05/01/2003 to 12/31/2003                                    1.697395        2.242377         76,830
  01/01/2004 to 12/31/2004                                    2.242377        2.384636         74,356
Davis Venture Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    2.673119        2.863663             --
Davis Venture Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    2.055493        2.631457         58,335
  01/01/2004 to 12/31/2004                                    2.631457        2.889479         43,420
FI Value Leaders Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    2.130451        2.391974             --
FI Value Leaders Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    1.749104        2.170804         54,340
  01/01/2004 to 12/31/2004                                    2.170804        2.413855         46,215

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Large Cap Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    1.167739        1.254315         25,991
Harris Oakmark Large Cap Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    0.943374        1.157868        150,496
  01/01/2004 to 12/31/2004                                    1.157868        1.261753         78,785
MetLife Stock Index Subaccount
  05/01/2003 to 12/31/2003                                    2.452424        3.070848         67,819
  01/01/2004 to 12/31/2004                                    3.070848        3.315948         82,985
MFS Investors Trust Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    7.425083        8.192870             --
MFS Investors Trust Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    0.635844        0.756501          8,367
  01/01/2004 to 12/31/2004                                    0.756501        0.824281         73,457
MFS Investors Trust Subaccount(2) (previously MFS Research
  Managers Subaccount)
  05/01/2003 to 12/31/2003                                    0.638121        0.774313         15,774
  01/01/2004 to 04/30/2004                                    0.774313        0.786519         40,202
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Subaccount (Class B))
  05/01/2004 to 12/31/2004                                    0.410863        0.426937             --
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Subaccount (Class E))
  05/01/2003 to 12/31/2003                                    0.338436        0.416582        179,954
  01/01/2004 to 12/31/2004                                    0.416582        0.426938        155,441
BlackRock Investment Trust Subaccount(10) (previously
  State Street Research Investment Trust Subaccount)
  05/01/2003 to 12/31/2003                                    4.099681        5.215161         27,227
  01/01/2004 to 12/31/2004                                    5.215161        5.647692         23,385
BlackRock Large Cap Value Subaccount (Class B)(8)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class B))
  05/01/2004 to 12/31/2004                                    1.054205        1.157598             --
BlackRock Large Cap Value Subaccount (Class E)(9)(10)
  (previously State Street Research Large Cap Value
  Subaccount (Class E))
  05/01/2003 to 12/31/2003                                    0.788702        1.045806             --
  01/01/2004 to 12/31/2004                                    1.045806        1.160433         15,493
FI Mid Cap Opportunities Subaccount(4)
  05/01/2003 to 12/31/2003                                    0.806570        1.122254         57,299
  01/01/2004 to 04/30/2004                                    1.122254        1.109539         57,555
Harris Oakmark Focused Value Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    2.788722        3.012140             --
Harris Oakmark Focused Value Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    2.204122        2.858745        326,912
  01/01/2004 to 12/31/2004                                    2.858745        3.072708        160,110
FI Mid Cap Opportunities Subaccount(3) (previously Janus
  Mid Cap Subaccount)
  05/01/2003 to 12/31/2003                                    1.038279        1.365218          5,488
  01/01/2004 to 12/31/2004                                    1.365218        1.561714         50,552
MetLife Mid Cap Stock Index Subaccount
  05/01/2003 to 12/31/2003                                    0.847159        1.116184         18,449
  01/01/2004 to 12/31/2004                                    1.116184        1.264741         25,434

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Neuberger Berman Mid Cap Value Subaccount(14) (previously
  Neuberger Berman Partners Mid Cap Value Subaccount)
  05/01/2003 to 12/31/2003                                    1.295068        1.726786         32,400
  01/01/2004 to 12/31/2004                                    1.726786        2.073973         30,959
Franklin Templeton Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003                                    0.616957        0.873623        131,922
  01/01/2004 to 12/31/2004                                    0.873623        0.950778        122,067
Loomis Sayles Small Cap Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    2.183350        2.462539             --
Loomis Sayles Small Cap Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    1.633882        2.180439          9,254
  01/01/2004 to 12/31/2004                                    2.180439        2.481010         10,636
Russell 2000 Index Subaccount
  05/01/2003 to 12/31/2003                                    0.900677        1.285156         53,539
  01/01/2004 to 12/31/2004                                    1.285156        1.477374         75,252
BlackRock Strategic Value Subaccount (Class B)(8)(10)
  (previously State Street Research Aurora Subaccount
  (Class B))
  05/01/2004 to 12/31/2004                                    1.568512        1.756456             --
BlackRock Strategic Value Subaccount (Class E)(9)(10)
  (previously State Street Research Aurora Subaccount
  (Class E))
  05/01/2003 to 12/31/2003                                    1.063646        1.561443        444,414
  01/01/2004 to 12/31/2004                                    1.561443        1.760800        221,962
Morgan Stanley EAFE Index Subaccount
  05/01/2003 to 12/31/2003                                    0.678923        0.912150         23,321
  01/01/2004 to 12/31/2004                                    0.912150        1.065277         18,368
FI International Stock Subaccount (Class B)(8)
  05/01/2004 to 12/31/2004                                    1.079028        1.226909             --
FI International Stock Subaccount (Class E)(9)
  05/01/2003 to 12/31/2003                                    0.857994        1.074556         58,833
  01/01/2004 to 12/31/2004                                    1.074556        1.241720         83,959
BlackRock Diversified Subaccount(10) (previously State
  Street Research Diversified Subaccount)
  05/01/2004 to 12/31/2004                                   31.186373       33.492293             --
BlackRock Aggressive Growth Subaccount(10) (previously
  State Street Research Aggressive Growth Subaccount)
  05/01/2004 to 12/31/2004                                   30.005527       33.112837             --
Oppenheimer Global Equity Subaccount(11) (previously
  Scudder Global Equity Subaccount)
  05/01/2004 to 12/31/2004                                   12.128359       13.925649             --
T. Rowe Price Large Cap Growth Subaccount
  05/01/2004 to 12/31/2004                                    1.074621        1.159087             --
T. Rowe Price Small Cap Growth Subaccount
  05/01/2004 to 12/31/2004                                    1.177492        1.249527             --
Lord Abbett Bond Debenture Subaccount
  05/01/2003 to 12/31/2003                                    1.282711        1.496717        121,607
  01/01/2004 to 12/31/2004                                    1.496717        1.585220         84,226
PIMCO Total Return Subaccount
  05/01/2003 to 12/31/2003                                    1.120792        1.144757        334,878
  01/01/2004 to 12/31/2004                                    1.144757        1.176735        306,649

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Janus Aggressive Growth Subaccount(5) (previously Janus
  Growth Subaccount)
  05/01/2003 to 12/31/2003                                    0.522320        0.664420        165,274
  01/01/2004 to 12/31/2004                                    0.664420        0.705489        142,343
Met/AIM Mid Cap Core Equity Subaccount
  05/01/2003 to 12/31/2003                                    0.958320        1.184042          5,461
  01/01/2004 to 12/31/2004                                    1.184042        1.326349         32,192
T. Rowe Price Mid Cap Growth Subaccount
  05/01/2003 to 12/31/2003                                    0.448587        0.600223         25,529
  01/01/2004 to 12/31/2004                                    0.600223        0.692472         61,254
Met/AIM Small Cap Growth Subaccount
  05/01/2003 to 12/31/2003                                    0.840036        1.142296             --
  01/01/2004 to 12/31/2004                                    1.142296        1.190441             --
RCM Global Technology Subaccount(3) (previously PIMCO PEA
  Innovation Subaccount)
  05/01/2003 to 12/31/2003                                    0.292175        0.450826        188,346
  01/01/2004 to 12/31/2004                                    0.450826        0.422395        185,160
Harris Oakmark International Subaccount (Class B)(6)(7)
  05/01/2003 to 12/31/2003                                    0.865614        1.157257             --
  01/01/2004 to 12/31/2004                                    1.157257        1.365722             --
MFS Research International Subaccount
  05/01/2003 to 12/31/2003                                    0.727727        0.940955         69,878
  01/01/2004 to 12/31/2004                                    0.940955        1.101570        106,599
Neuberger Berman Berman Real Estate Subaccount
  05/01/2004 to 12/31/2004                                    9.998274       12.773556          5,721
                                                                    2.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Subaccount
  05/01/2003 to 12/31/2003                                    7.147536        9.551495         14,372
  01/01/2004 to 12/31/2004                                    9.551495       10.494940         17,883
American Funds Growth-Income Subaccount
  05/01/2003 to 12/31/2003                                    5.746504        7.433311         89,385
  01/01/2004 to 12/31/2004                                    7.433311        8.013440         96,447
American Funds Global Small Capitalization Subaccount
  05/01/2003 to 12/31/2003                                    1.034559        1.551499         89,587
  01/01/2004 to 12/31/2004                                    1.551499        1.831811         25,152

---------------
 (1) Previously, the Balanced Subaccount. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.

 (2) Previously, the MFS Research Managers Subaccount. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.

 (3) Previously, the Janus Mid Cap Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Subaccount (formerly the Janus Mid Cap Subaccount) reflects the unit value history of the Janus Mid Cap Subaccount through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Subaccount. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Janus Growth Subaccount. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Subaccount is based on the May 1, 2001 inception date of the Janus Growth Subaccount and reflects the accumulation unit value history of the Janus Growth Subaccount through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) The Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, BlackRock Large Cap Value, Davis Venture Value, FI Value Leaders, Harris Oakmark Large Cap Value, Harris Oakmark Focused Value, MFS Investors Trust, BlackRock Strategic Value, FI International Stock, BlackRock Legacy Large Cap Growth, Jennison Growth and Loomis Sayles Small Cap Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Effective January 31, 2005, State Street Research Money Market Subaccount changed its name to BlackRock Money Market Subaccount; State Street Research Bond Income Subaccount changed its name to BlackRock Bond Income Subaccount; State Street Research Diversified Subaccount changed its name to BlackRock Diversified Subaccount; State Street Research Large Cap Value Subaccount changed its name BlackRock Large Cap Value Subaccount; State Street Research Investment Trust changed its name to BlackRock Investment Trust Subaccount; State Street Research Aurora Subaccount changed its name to BlackRock Strategic Value Subaccount; State Street Research Large Cap Growth Subaccount changed its name to BlackRock Legacy Large Cap Growth Subaccount and State Street Research Aggressive Growth Subaccount changed its name to BlackRock Aggressive Growth Subaccount; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.

(11) Effective May 1, 2005, Scudder Global Equity Subaccount changed its name to Oppenheimer Global Equity Subaccount and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.

(12) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.

(13) Effective May 1, 2005, PIMCO PEA Innovation Subaccount changed its name to RCM Global Technology Subaccount. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).

(14) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Subaccount changed its name to Neuberger Berman Mid Cap Value Subaccount.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                                    EXPERTS


     The financial statements of New England Variable Annuity Separate Account and New England Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts in certain insurance products and goodwill as required by new accounting guidance which became effective on January 1, 2004 and January 1, 2002, respectively, and recorded the impact as a cumulative effect of changes in accounting principles. In addition, the Company changed its method of accounting for mandatorily redeemable preferred stock as required by new accounting guidance which was adopted as of January 1, 2004) both appearing in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                                 LEGAL MATTERS

     Legal matters in connection with the Contracts described in this registration statement have been passed on by Marie C. Swift, Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                 ANNUAL REPORT

                                       OF

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                                       OF

                       NEW ENGLAND LIFE INSURANCE COMPANY

                               DECEMBER 31, 2004

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2004 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of NELICO as of December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, FL

March 23, 2005

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2004

                                       STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK         FI
                                            BOND INCOME            MONEY MARKET        FOCUSED VALUE    VALUE LEADERS
                                            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                       ---------------------   ---------------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................     $  207,440,030          $           --       $          --    $          --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................                 --             112,390,957                  --               --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................                 --                      --         321,835,969               --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................                 --                      --                  --      100,974,844
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................                 --                      --                  --               --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................                 --                      --                  --               --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................                 --                      --                  --               --
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................                 --                      --                  --               --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................                 --                      --                  --               --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................                 --                      --                  --               --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................                 --                      --                  --               --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................                 --                      --                  --               --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................                 --                      --                  --               --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................                 --                      --                  --               --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................                 --                      --                  --               --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................                 --                      --                  --               --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................                 --                      --                  --               --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................                 --                      --                  --               --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................                 --                      --                  --               --
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................                 --                      --                  --               --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................                 --                      --                  --               --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................                 --                      --                  --               --
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................                 --                      --                  --               --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................                 --                      --                  --               --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................                 --                      --                  --               --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...                 --                      --                  --               --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......                 --                      --                  --               --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......                 --                      --                  --               --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......                 --                      --                  --               --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...                 --                      --                  --               --
                                          --------------          --------------       --------------   --------------
Total Investments....................        207,440,030             112,390,957         321,835,969      100,974,844
Cash and Accounts Receivable.........                 --                      --                  --               --
                                          --------------          --------------       --------------   --------------
Total Assets.........................        207,440,030             112,390,957         321,835,969      100,974,844
LIABILITIES:
Due to New England Life Insurance
 Company.............................              3,028                   8,270               1,318              250
                                          --------------          --------------       --------------   --------------
NET ASSETS...........................     $  207,437,002          $  112,382,687       $ 321,834,651    $ 100,974,594
                                          ==============          ==============       ==============   ==============
Units Outstanding (In Thousands).....             44,993                  50,349              95,575           37,898
Unit Fair Value......................     $3.78 to $4.78          $1.85 to $2.33       $3.04 to $3.43   $2.39 to $2.70


                                       LOOMIS SAYLES    SALOMON BROTHERS         SALOMON BROTHERS
                                         SMALL CAP      U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES
                                         SUBACCOUNT        SUBACCOUNT               SUBACCOUNT
                                       --------------   ----------------   ----------------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................  $          --     $           --           $           --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................             --                 --                       --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................             --                 --                       --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................             --                 --                       --
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................    136,249,793                 --                       --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................             --        132,945,426                       --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................             --                 --              151,992,865
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................             --                 --                       --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................             --                 --                       --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................             --                 --                       --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................             --                 --                       --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................             --                 --                       --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................             --                 --                       --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................             --                 --                       --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................             --                 --                       --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................             --                 --                       --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................             --                 --                       --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................             --                 --                       --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................             --                 --                       --
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................             --                 --                       --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................             --                 --                       --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................             --                 --                       --
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................             --                 --                       --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................             --                 --                       --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................             --                 --                       --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...             --                 --                       --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......             --                 --                       --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......             --                 --                       --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......             --                 --                       --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...             --                 --                       --
                                       --------------    --------------           --------------
Total Investments....................    136,249,793        132,945,426              151,992,865
Cash and Accounts Receivable.........             --                 --                       --
                                       --------------    --------------           --------------
Total Assets.........................    136,249,793        132,945,426              151,992,865
LIABILITIES:
Due to New England Life Insurance
 Company.............................             88              7,104                      101
                                       --------------    --------------           --------------
NET ASSETS...........................  $ 136,249,705     $  132,938,322           $  151,992,764
                                       ==============    ==============           ==============
Units Outstanding (In Thousands).....         50,287             82,913                   75,594
Unit Fair Value......................  $2.45 to $2.75    $1.47 to $1.63           $1.84 to $2.05

                       See Notes to Financial Statements.

           MFS         STATE STREET RESEARCH       DAVIS              MFS           MET/PUTNAM             FI
      TOTAL RETURN       LARGE CAP GROWTH      VENTURE VALUE    INVESTORS TRUST      VOYAGER       INTERNATIONAL STOCK
       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
     ---------------   ---------------------   --------------   ---------------   --------------   -------------------
     $            --      $           --       $          --    $           --    $           --     $           --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
         100,934,130                  --                  --                --                --                 --
                  --         203,136,596                  --                --                --                 --
                  --                  --         429,392,225                --                --                 --
                  --                  --                  --        39,769,617                --                 --
                  --                  --                  --                --        13,423,852                 --
                  --                  --                  --                --                --         93,763,194
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
     ---------------      --------------       --------------   --------------    --------------     --------------
         100,934,130         203,136,596         429,392,225        39,769,617        13,423,852         93,763,194
               6,453                  --                  --             5,023                --                 --
     ---------------      --------------       --------------   --------------    --------------     --------------
         100,940,583         203,136,596         429,392,225        39,774,640        13,423,852         93,763,194
                  --                 131               1,221                --               121              1,597
     ---------------      --------------       --------------   --------------    --------------     --------------
     $   100,940,583      $  203,136,465       $ 429,391,004    $   39,774,640    $   13,423,731     $   93,761,597
     ===============      ==============       ==============   ==============    ==============     ==============
              11,708              78,255             136,907            45,689            30,284             67,546
     $3.47 to $41.49      $2.36 to $2.63       $2.86 to $3.18   $0.82 to $0.87    $0.42 to $0.45     $1.22 to $1.41


     STATE STREET RESEARCH            FI
            AURORA           MID CAP OPPORTUNITIES
          SUBACCOUNT              SUBACCOUNT
     ---------------------   ---------------------
        $           --          $           --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
           200,343,000                      --
                    --              27,295,553
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
        --------------          --------------
           200,343,000              27,295,553
                    --                      --
        --------------          --------------
           200,343,000              27,295,553
                   101                      80
        --------------          --------------
        $  200,342,899          $   27,295,473
        ==============          ==============
               109,834                  16,500
        $1.75 to $1.84          $1.55 to $1.69

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2004

                                        RUSSELL 2000       METLIFE       FRANKLIN TEMPLETON   NEUBERGER BERMAN PARTNERS
                                           INDEX         STOCK INDEX      SMALL CAP GROWTH          MID CAP VALUE
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                       --------------   --------------   ------------------   -------------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................  $           --   $           --     $           --          $           --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................              --               --                 --                      --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................              --               --                 --                      --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................              --               --                 --                      --
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................              --               --                 --                      --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................              --               --                 --                      --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................              --               --                 --                      --
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................              --               --                 --                      --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................              --               --                 --                      --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................              --               --                 --                      --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................              --               --                 --                      --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................              --               --                 --                      --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................              --               --                 --                      --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................              --               --                 --                      --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................              --               --                 --                      --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................      51,804,757               --                 --                      --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................              --       84,856,393                 --                      --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................              --               --         27,881,871                      --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................              --               --                 --              54,048,611
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................              --               --                 --                      --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................              --               --                 --                      --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................              --               --                 --                      --
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................              --               --                 --                      --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................              --               --                 --                      --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................              --               --                 --                      --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...              --               --                 --                      --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......              --               --                 --                      --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......              --               --                 --                      --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......              --               --                 --                      --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...              --               --                 --                      --
                                       --------------   --------------     --------------          --------------
Total Investments....................      51,804,757       84,856,393         27,881,871              54,048,611
Cash and Accounts Receivable.........              --               --                 --                      --
                                       --------------   --------------     --------------          --------------
Total Assets.........................      51,804,757       84,856,393         27,881,871              54,048,611
LIABILITIES:
Due to New England Life Insurance
 Company.............................              98               89                 57                      99
                                       --------------   --------------     --------------          --------------
NET ASSETS...........................  $   51,804,659   $   84,856,304     $   27,881,814          $   54,048,512
                                       ==============   ==============     ==============          ==============
Units Outstanding (In Thousands).....          33,537           22,996             28,526                  24,917
Unit Fair Value......................  $1.47 to $1.57   $3.27 to $3.81     $0.95 to $0.98          $2.06 to $2.20

                                       HARRIS OAKMARK    STATE STREET RESEARCH     LEHMAN BROTHERS
                                       LARGE CAP VALUE      LARGE CAP VALUE      AGGREGATE BOND INDEX
                                         SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                       ---------------   ---------------------   --------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................  $           --       $           --          $           --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................              --                   --                      --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................              --                   --                      --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................              --                   --                      --
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................              --                   --                      --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................              --                   --                      --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................              --                   --                      --
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................              --                   --                      --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................              --                   --                      --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................              --                   --                      --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................              --                   --                      --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................              --                   --                      --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................              --                   --                      --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................              --                   --                      --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................              --                   --                      --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................              --                   --                      --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................              --                   --                      --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................              --                   --                      --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................              --                   --                      --
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................      56,879,806                   --                      --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................              --           22,711,858                      --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................              --                   --              73,411,742
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................              --                   --                      --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................              --                   --                      --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................              --                   --                      --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...              --                   --                      --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......              --                   --                      --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......              --                   --                      --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......              --                   --                      --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...              --                   --                      --
                                       --------------       --------------          --------------
Total Investments....................      56,879,806           22,711,858              73,411,742
Cash and Accounts Receivable.........              --                   --                      --
                                       --------------       --------------          --------------
Total Assets.........................      56,879,806           22,711,858              73,411,742
LIABILITIES:
Due to New England Life Insurance
 Company.............................             121                  135                   3,679
                                       --------------       --------------          --------------
NET ASSETS...........................  $   56,879,685       $   22,711,723          $   73,408,063
                                       ==============       ==============          ==============
Units Outstanding (In Thousands).....          43,080               19,190                  57,321
Unit Fair Value......................  $1.25 to $1.34       $1.16 to $1.19          $1.22 to $1.30

                       See Notes to Financial Statements.

     MORGAN STANLEY         METLIFE         STATE STREET RESEARCH    T. ROWE PRICE      T. ROWE PRICE         SCUDDER
       EAFE INDEX     MID CAP STOCK INDEX     INVESTMENT TRUST      LARGE CAP GROWTH   SMALL CAP GROWTH    GLOBAL EQUITY
       SUBACCOUNT         SUBACCOUNT             SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     --------------   -------------------   ---------------------   ----------------   ----------------   ----------------
     $          --      $           --         $           --        $           --     $           --    $             --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
        39,984,479                  --                     --                    --                 --                  --
                --          39,021,201                     --                    --                 --                  --
                --                  --             17,810,251                    --                 --                  --
                --                  --                     --             5,701,770                 --                  --
                --                  --                     --                    --            845,594                  --
                --                  --                     --                    --                 --             700,174
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
     --------------     --------------         --------------        --------------     --------------    ----------------
        39,984,479          39,021,201             17,810,251             5,701,770            845,594             700,174
                --                  --                     --                    --                 --                  --
     --------------     --------------         --------------        --------------     --------------    ----------------
        39,984,479          39,021,201             17,810,251             5,701,770            845,594             700,174
                97                  86                    109                    93                 45                 104
     --------------     --------------         --------------        --------------     --------------    ----------------
     $  39,984,382      $   39,021,115         $   17,810,142        $    5,701,677     $      845,549    $        700,070
     ==============     ==============         ==============        ==============     ==============    ================
            35,846              29,833                  2,691                 4,693                640                  48
     $1.06 to $1.13     $1.26 to $1.32         $5.53 to $6.93        $1.15 to $1.23     $1.24 to $1.35    $13.82 to $15.00


       STATE STREET      STATE STREET RESEARCH
     AGGRESSIVE GROWTH        DIVERSIFIED
        SUBACCOUNT            SUBACCOUNT
     -----------------   ---------------------
     $             --      $             --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
              901,265                    --
                   --             2,385,264
     ----------------      ----------------
              901,265             2,385,264
                   --                    --
     ----------------      ----------------
              901,265             2,385,264
                   79                    74
     ----------------      ----------------
     $        901,186      $      2,385,190
     ================      ================
                   24                    62
     $33.95 to $38.80      $32.88 to $39.92

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2004

                                        MFS RESEARCH      T. ROWE PRICE         PIMCO             PIMCO          LORD ABBETT
                                        INTERNATIONAL    MID-CAP GROWTH     TOTAL RETURN     PEA INNOVATION    BOND DEBENTURE
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                       ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS:
INVESTMENTS AT VALUE:
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,737,337 Shares; cost
  $23,873,424).......................  $   31,972,095    $           --    $           --    $           --    $           --
T. Rowe Price Mid Cap Growth
 Portfolio
 (5,246,171 Shares; cost
  $31,934,798).......................              --        39,188,894                --                --                --
PIMCO Total Return Portfolio
 (19,552,168 Shares; cost
  $221,602,658)......................              --                --       221,330,543                --                --
PIMCO PEA Innovations Portfolio
 (3,338,231 Shares; cost
  $14,609,442).......................              --                --                --        15,289,098                --
Lord Abbett Bond Debenture Portfolio
 (5,886,720 Shares; cost
  $67,484,072).......................              --                --                --                --        73,819,467
Met/AIM Mid Cap Core Equity Portfolio
 (1,508,451 Shares; cost
  $17,710,641).......................              --                --                --                --                --
Met/AIM Small Cap Growth Portfolio
 (875,370 Shares; cost $9,353,246)...              --                --                --                --                --
Harris Oakmark International
 Portfolio
 (3,677,593 Shares; cost
  $43,932,831).......................              --                --                --                --                --
Janus Aggressive Growth Portfolio
 (1,456,747 Shares; cost
  $8,916,469)........................              --                --                --                --                --
Neuberger Berman Real Estate
 Portfolio
 (1,341,073 Shares; cost
  $15,297,861).......................              --                --                --                --                --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (6,121,750 Shares; cost
  $252,740,590)......................              --                --                --                --                --
American Funds Growth-Income
 Portfolio
 (7,267,291 Shares; cost
  $221,328,327)......................              --                --                --                --                --
American Funds Global Small
 Capitalization Portfolio
 (3,831,420 Shares; cost
  $48,740,554).......................              --                --                --                --                --
                                       --------------    --------------    --------------    --------------    --------------
Total Investments....................      31,972,095        39,188,894       221,330,543        15,289,098        73,819,467
Cash and Accounts Receivable.........              --                --                --                --                --
                                       --------------    --------------    --------------    --------------    --------------
Total Assets.........................      31,972,095        39,188,894       221,330,543        15,289,098        73,819,467
LIABILITIES:
Due to New England Life Insurance
 Company.............................              75                69                58               125                91
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS...........................  $   31,972,020    $   39,188,825    $  221,330,485    $   15,288,973    $   73,819,376
                                       ==============    ==============    ==============    ==============    ==============
Units Outstanding (In Thousands).....          28,192            54,970           182,735            35,119            43,720
Unit Fair Value......................  $1.08 to $1.14    $0.69 to $0.72    $1.17 to $1.22    $0.42 to $0.44    $1.59 to $1.72


                                             MET/AIM
                                       MID CAP CORE EQUITY
                                           SUBACCOUNT
                                       -------------------
ASSETS:
INVESTMENTS AT VALUE:
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,737,337 Shares; cost
  $23,873,424).......................     $           --
T. Rowe Price Mid Cap Growth
 Portfolio
 (5,246,171 Shares; cost
  $31,934,798).......................                 --
PIMCO Total Return Portfolio
 (19,552,168 Shares; cost
  $221,602,658)......................                 --
PIMCO PEA Innovations Portfolio
 (3,338,231 Shares; cost
  $14,609,442).......................                 --
Lord Abbett Bond Debenture Portfolio
 (5,886,720 Shares; cost
  $67,484,072).......................                 --
Met/AIM Mid Cap Core Equity Portfolio
 (1,508,451 Shares; cost
  $17,710,641).......................         21,208,815
Met/AIM Small Cap Growth Portfolio
 (875,370 Shares; cost $9,353,246)...                 --
Harris Oakmark International
 Portfolio
 (3,677,593 Shares; cost
  $43,932,831).......................                 --
Janus Aggressive Growth Portfolio
 (1,456,747 Shares; cost
  $8,916,469)........................                 --
Neuberger Berman Real Estate
 Portfolio
 (1,341,073 Shares; cost
  $15,297,861).......................                 --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (6,121,750 Shares; cost
  $252,740,590)......................                 --
American Funds Growth-Income
 Portfolio
 (7,267,291 Shares; cost
  $221,328,327)......................                 --
American Funds Global Small
 Capitalization Portfolio
 (3,831,420 Shares; cost
  $48,740,554).......................                 --
                                          --------------
Total Investments....................         21,208,815
Cash and Accounts Receivable.........                 --
                                          --------------
Total Assets.........................         21,208,815
LIABILITIES:
Due to New England Life Insurance
 Company.............................                 62
                                          --------------
NET ASSETS...........................     $   21,208,753
                                          ==============
Units Outstanding (In Thousands).....             15,605
Unit Fair Value......................     $1.32 to $1.37



                       See Notes to Financial Statements.


        MET/AIM        HARRIS OAKMARK          JANUS         NEUBERGER BERMAN     AMERICAN FUNDS     AMERICAN FUNDS
    SMALL CAP GROWTH    INTERNATIONAL    AGGRESSIVE GROWTH      REAL ESTATE           GROWTH          GROWTH-INCOME
       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
    ----------------   ---------------   -----------------   -----------------   -----------------   ---------------
     $           --    $           --      $           --    $             --    $             --    $           --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
         11,152,208                --                  --                  --                  --                --
                 --        52,521,012                  --                  --                  --                --
                 --                --          11,042,142                  --                  --                --
                 --                --                  --          16,723,179                  --                --
                 --                --                  --                  --         312,821,430                --
                 --                --                  --                  --                  --       266,273,555
                 --                --                  --                  --                  --                --
     --------------    --------------      --------------    ----------------    ----------------    --------------
         11,152,208        52,521,012          11,042,142          16,723,179         312,821,430       266,273,555
                 --             2,298                  --                  --                  --                --
     --------------    --------------      --------------    ----------------    ----------------    --------------
         11,152,208        52,523,310          11,042,142          16,723,179         312,821,430       266,273,555
                104                --                 111                  55               1,733             1,144
     --------------    --------------      --------------    ----------------    ----------------    --------------
     $   11,152,104    $   52,523,310      $   11,042,031    $     16,723,124    $    312,819,697    $  266,272,411
     ==============    ==============      ==============    ================    ================    ==============
              9,147            37,453              15,257               1,303              25,525            28,521
     $1.19 to $1.23    $1.36 to $1.41      $0.70 to $0.73    $12.76 to $12.86    $10.28 to $12.80    $7.85 to $9.77


           AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT
     ---------------------------
            $           --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                65,210,766
            --------------
                65,210,766
                        --
            --------------
                65,210,766
                        24
            --------------
            $   65,210,742
            ==============
                    33,865
            $1.82 to $1.95

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2004

                              STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK        FI         LOOMIS SAYLES
                                   BOND INCOME            MONEY MARKET        FOCUSED VALUE    VALUE LEADERS     SMALL CAP
                                   SUBACCOUNT              SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                              ---------------------   ---------------------   --------------   -------------   -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................       $11,839,471             $  981,987          $ 3,177,689      $ 1,301,329     $        --
                                   -----------             ----------          -----------      -----------     -----------
Expenses:
 Mortality and expense
  charges...................         2,630,976              1,554,032            3,767,358        1,267,883       1,605,414
 Administrative charges.....           207,742                122,872              297,999           99,433         126,242
                                   -----------             ----------          -----------      -----------     -----------
 Total Expenses.............         2,838,718              1,676,904            4,065,357        1,367,316       1,731,656
                                   -----------             ----------          -----------      -----------     -----------
Net investment income
 (loss).....................         9,000,753               (694,917)            (887,668)         (65,987)     (1,731,656)
                                   -----------             ----------          -----------      -----------     -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............           848,826                     --            8,727,001       (6,305,545)      4,349,018
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................        (4,138,569)                    --           16,815,929       17,623,815      15,086,837
                                   -----------             ----------          -----------      -----------     -----------
Net realized and unrealized
 (losses) gains on
 investments................        (3,289,743)                    --           25,542,930       11,318,270      19,435,855
                                   -----------             ----------          -----------      -----------     -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................       $ 5,711,010             $ (694,917)         $24,655,262      $11,252,283     $17,041,199
                                   ===========             ==========          ===========      ===========     ===========

                              SALOMON BROTHERS         SALOMON BROTHERS
                              U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES
                                 SUBACCOUNT               SUBACCOUNT
                              ----------------   -----------------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................     $2,827,486               $4,206,414
                                 ----------               ----------
Expenses:
 Mortality and expense
  charges...................      1,628,961                1,807,616
 Administrative charges.....        128,905                  143,140
                                 ----------               ----------
 Total Expenses.............      1,757,866                1,950,756
                                 ----------               ----------
Net investment income
 (loss).....................      1,069,620                2,255,658
                                 ----------               ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............        966,143                1,093,023
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................       (185,078)               3,709,008
                                 ----------               ----------
Net realized and unrealized
 (losses) gains on
 investments................        781,065                4,802,031
                                 ----------               ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................     $1,850,685               $7,057,689
                                 ==========               ==========

(a) For the Period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

                         MFS        STATE STREET RESEARCH       DAVIS             MFS                MFS           FI MID CAP
      BALANCED      TOTAL RETURN      LARGE CAP GROWTH      VENTURE VALUE   INVESTORS TRUST   RESEARCH MANAGERS   OPPORTUNITIES
    SUBACCOUNT(a)   SUBACCOUNT(b)        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT(a)     SUBACCOUNT(a)
    -------------   -------------   ---------------------   -------------   ---------------   -----------------   -------------
    $  2,586,558     $       --         $         --         $ 2,195,918      $    91,385        $    96,939       $   611,996
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
         385,135        820,530            2,591,069           5,012,117          404,536             93,297            38,378
          30,361         64,741              203,225             395,014           31,665              7,270             3,058
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
         415,496        885,271            2,794,294           5,407,131          436,201            100,567            41,436
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
       2,171,062       (885,271)          (2,794,294)         (3,211,213)        (344,816)            (3,628)          570,560
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
     (11,687,638)       381,362          (15,435,018)          6,836,546       (1,064,644)        (2,426,227)          246,045
       8,347,092      8,949,556           31,821,558          37,231,562        5,384,667          2,668,516        (1,096,289)
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
      (3,340,546)     9,330,918           16,386,540          44,068,108        4,320,023            242,289          (850,244)
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
    $ (1,169,484)    $8,445,647         $ 13,592,246         $40,856,895      $ 3,975,207        $   238,661       $  (279,684)
    ============     ==========         ============         ===========      ===========        ===========       ===========

     MET/PUTNAM           FI
      VOYAGER     INTERNATIONAL STOCK
     SUBACCOUNT       SUBACCOUNT
     ----------   -------------------
     $   8,644        $ 1,106,468
     ----------       -----------
       175,561          1,078,680
        13,771             85,033
     ----------       -----------
       189,332          1,163,713
     ----------       -----------
      (180,688)           (57,245)
     ----------       -----------
      (794,078)          (226,910)
     1,405,575         13,853,259
     ----------       -----------
       611,497         13,626,349
     ----------       -----------
     $ 430,809        $13,569,104
     ==========       ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2004

                              STATE STREET RESEARCH    FI MID CAP     RUSSELL 2000     METLIFE     FRANKLIN TEMPLETON
                                     AURORA           OPPORTUNITIES      INDEX       STOCK INDEX    SMALL CAP GROWTH
                                   SUBACCOUNT         SUBACCOUNT(c)    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                              ---------------------   -------------   ------------   -----------   ------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................       $        --         $   85,145      $  138,503    $  546,460        $       --
                                   -----------         ----------      ----------    ----------        ----------
Expenses:
 Mortality and expense
  charges...................         2,143,463            261,733         547,605       946,028           304,224
 Administrative charges.....           170,057             20,738          43,551        75,205            24,187
                                   -----------         ----------      ----------    ----------        ----------
 Total Expenses.............         2,313,520            282,471         591,156     1,021,233           328,411
                                   -----------         ----------      ----------    ----------        ----------
Net investment income
 (loss).....................        (2,313,520)          (197,326)       (452,653)     (474,773)         (328,411)
                                   -----------         ----------      ----------    ----------        ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............         2,587,213           (118,694)        725,365      (223,054)          192,109
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................        23,227,746          3,783,852       6,325,414     7,351,967         2,531,617
                                   -----------         ----------      ----------    ----------        ----------
Net realized and unrealized
 (losses) gains on
 investments................        25,814,959          3,665,158       7,050,779     7,128,913         2,723,726
                                   -----------         ----------      ----------    ----------        ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................       $23,501,439         $3,467,832      $6,598,126    $6,654,140        $2,395,315
                                   ===========         ==========      ==========    ==========        ==========

                              NEUBERGER BERMAN PARTNERS   HARRIS OAKMARK
                                    MID CAP VALUE         LARGE CAP VALUE
                                     SUBACCOUNT             SUBACCOUNT
                              -------------------------   ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................         $  936,567             $  179,266
                                     ----------             ----------
Expenses:
 Mortality and expense
  charges...................            458,663                557,406
 Administrative charges.....             36,438                 44,448
                                     ----------             ----------
 Total Expenses.............            495,101                601,854
                                     ----------             ----------
Net investment income
 (loss).....................            441,466               (422,588)
                                     ----------             ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............            577,156                523,853
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................          6,968,970              4,539,717
                                     ----------             ----------
Net realized and unrealized
 (losses) gains on
 investments................          7,546,126              5,063,570
                                     ----------             ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................         $7,987,592             $4,640,982
                                     ==========             ==========

(a) For the Period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

    STATE STREET RESEARCH     LEHMAN BROTHERS      MORGAN STANLEY         METLIFE         STATE STREET RESEARCH    T. ROWE PRICE
       LARGE CAP VALUE      AGGREGATE BOND INDEX     EAFE INDEX     MID CAP STOCK INDEX     INVESTMENT TRUST      LARGE CAP GROWTH
         SUBACCOUNT              SUBACCOUNT          SUBACCOUNT         SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(b)
    ---------------------   --------------------   --------------   -------------------   ---------------------   ----------------
         $       --              $1,975,900          $  170,721         $  191,174             $   88,489             $     --
         ----------              ----------          ----------         ----------             ----------             --------
            187,100                 862,981             399,696            420,868                198,528               14,768
             14,928                  68,470              31,796             33,484                 15,817                1,179
         ----------              ----------          ----------         ----------             ----------             --------
            202,028                 931,451             431,492            454,352                214,345               15,947
         ----------              ----------          ----------         ----------             ----------             --------
           (202,028)              1,044,449            (260,771)          (263,178)              (125,856)             (15,947)
         ----------              ----------          ----------         ----------             ----------             --------
            428,627                 346,288             713,300            354,626                 23,923                1,135
          1,832,415                 314,509           5,289,651          4,528,914              1,577,536              389,067
         ----------              ----------          ----------         ----------             ----------             --------
          2,261,042                 660,797           6,002,951          4,883,540              1,601,459              390,202
         ----------              ----------          ----------         ----------             ----------             --------
         $2,059,014              $1,705,246          $5,742,180         $4,620,362             $1,475,603             $374,255
         ==========              ==========          ==========         ==========             ==========             ========

      T. ROWE PRICE        SCUDDER
     SMALL CAP GROWTH   GLOBAL EQUITY
      SUBACCOUNT(b)     SUBACCOUNT(b)
     ----------------   -------------
         $    --           $    --
         -------           -------
           2,478             2,384
             198               190
         -------           -------
           2,676             2,574
         -------           -------
          (2,676)           (2,574)
         -------           -------
            (456)              919
          76,650            69,188
         -------           -------
          76,194            70,107
         -------           -------
         $73,518           $67,533
         =======           =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2004

                              STATE STREET RESEARCH   STATE STREET RESEARCH   MFS RESEARCH    T. ROWE PRICE       PIMCO
                                AGGRESSIVE GROWTH          DIVERSIFIED        INTERNATIONAL   MID-CAP GROWTH   TOTAL RETURN
                                  SUBACCOUNT(b)           SUBACCOUNT(b)        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                              ---------------------   ---------------------   -------------   --------------   ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................         $    --                $     --           $   69,029       $       --     $13,945,512
                                     -------                --------           ----------       ----------     -----------
Expenses:
 Mortality and expense
  charges...................           2,902                  10,603              315,885          349,759       2,472,462
 Administrative charges.....             232                     844               25,184           27,824         196,648
                                     -------                --------           ----------       ----------     -----------
 Total Expenses.............           3,134                  11,447              341,069          377,583       2,669,110
                                     -------                --------           ----------       ----------     -----------
Net investment income
 (loss).....................          (3,134)                (11,447)            (272,040)        (377,583)     11,276,402
                                     -------                --------           ----------       ----------     -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............           1,100                   1,135              443,679         (126,266)      1,316,150
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................          83,751                 160,637            4,456,963        5,305,723      (5,641,339)
                                     -------                --------           ----------       ----------     -----------
Net realized and unrealized
 (losses) gains on
 investments................          84,851                 161,772            4,900,642        5,179,457      (4,325,189)
                                     -------                --------           ----------       ----------     -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................         $81,717                $150,325           $4,628,602       $4,801,874     $ 6,951,213
                                     =======                ========           ==========       ==========     ===========

                                  PIMCO         LORD ABBETT
                              PEA INNOVATION   BOND DEBENTURE
                                SUBACCOUNT       SUBACCOUNT
                              --------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................   $    11,434       $2,307,095
                               -----------       ----------
Expenses:
 Mortality and expense
  charges...................       172,883          791,794
 Administrative charges.....        13,763           62,929
                               -----------       ----------
 Total Expenses.............       186,646          854,723
                               -----------       ----------
Net investment income
 (loss).....................      (175,212)       1,452,372
                               -----------       ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............       877,067          473,595
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................    (1,489,438)       2,365,888
                               -----------       ----------
Net realized and unrealized
 (losses) gains on
 investments................      (612,371)       2,839,483
                               -----------       ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $  (787,583)      $4,291,855
                               ===========       ==========

(a) For the Period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

          MET/AIM             MET/AIM        HARRIS OAKMARK         JANUS         NEUBERGER BERMAN   AMERICAN FUNDS
    MID CAP CORE EQUITY   SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH     REAL ESTATE          GROWTH
        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(b)       SUBACCOUNT
    -------------------   ----------------   --------------   -----------------   ----------------   --------------
        $       --           $      --         $    2,119         $      --          $  609,098       $   489,418
        ----------           ---------         ----------         ---------          ----------       -----------
           199,940             121,664            420,281           132,632              50,688         3,750,342
            15,947               9,708             33,485            10,544               4,036           298,413
        ----------           ---------         ----------         ---------          ----------       -----------
           215,887             131,372            453,766           143,176              54,724         4,048,755
        ----------           ---------         ----------         ---------          ----------       -----------
          (215,887)           (131,372)          (451,647)         (143,176)            554,374        (3,559,337)
        ----------           ---------         ----------         ---------          ----------       -----------
           337,511             215,569            574,039           356,451                   3           925,287
         1,973,271             443,792          6,858,135           479,378           1,425,318        30,891,580
        ----------           ---------         ----------         ---------          ----------       -----------
         2,310,782             659,361          7,432,174           835,829           1,425,321        31,816,867
        ----------           ---------         ----------         ---------          ----------       -----------
        $2,094,895           $ 527,989         $6,980,527         $ 692,653          $1,979,695       $28,257,530
        ==========           =========         ==========         =========          ==========       ===========

     AMERICAN FUNDS         AMERICAN FUNDS
     GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
       SUBACCOUNT             SUBACCOUNT
     --------------   ---------------------------
      $ 2,152,632             $        --
      -----------             -----------
        3,326,463                 731,756
          264,703                  58,287
      -----------             -----------
        3,591,166                 790,043
      -----------             -----------
       (1,438,534)               (790,043)
      -----------             -----------
          568,263               1,466,296
       20,512,531               8,684,580
      -----------             -----------
       21,080,794              10,150,876
      -----------             -----------
      $19,642,260             $ 9,360,833
      ===========             ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                       STATE STREET RESEARCH            STATE STREET RESEARCH               HARRIS OAKMARK
                                            BOND INCOME                      MONEY MARKET                   FOCUSED VALUE
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ----------------------------     ----------------------------    ----------------------------
                                    FOR THE YEAR    FOR THE YEAR     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                       ENDED           ENDED            ENDED           ENDED           ENDED           ENDED
                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2004            2003             2004            2003            2004            2003
                                    ------------    ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss).....  $  9,000,753    $  3,223,208     $   (694,917)   $ (1,101,706)   $   (887,668)   $ (2,628,902)
 Net realized gains (losses) from
  security transactions...........       848,826          24,151               --              47       8,727,001         518,209
 Change in unrealized
  (depreciation) appreciation of
  investments.....................    (4,138,569)      4,734,507               --             (47)     16,815,929      60,813,080
                                    ------------    ------------     ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations.......................     5,711,010       7,981,866         (694,917)     (1,101,706)     24,655,262      58,702,387
                                    ------------    ------------     ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums.....................    24,155,691      32,468,744       42,372,989      75,616,520      37,489,967      36,697,365
 Redemptions......................   (19,929,655)    (16,712,528)     (21,955,955)    (40,636,689)    (24,613,660)    (13,710,988)
                                    ------------    ------------     ------------    ------------    ------------    ------------
 Total net premiums
  (redemptions)...................     4,226,036      15,756,216       20,417,034      34,979,831      12,876,307      22,986,377
 Net subaccount transfers.........    (4,199,017)      1,979,556      (42,537,823)    (54,658,483)     13,512,957      28,424,151
 Other net transfers..............    (2,209,723)     (2,959,386)        (978,027)     (2,486,911)     (2,331,836)     (1,773,748)
                                    ------------    ------------     ------------    ------------    ------------    ------------
Net (decrease) increase in net
 assets resulting from capital
 transactions.....................    (2,182,704)     14,776,386      (23,098,816)    (22,165,563)     24,057,428      49,636,780
                                    ------------    ------------     ------------    ------------    ------------    ------------
NET CHANGE IN NET ASSETS..........     3,528,306      22,758,252      (23,793,733)    (23,267,269)     48,712,690     108,339,167
NET ASSETS -- BEGINNING OF YEAR...   203,908,696     181,150,444      136,176,420     159,443,689     273,121,961     164,782,794
                                    ------------    ------------     ------------    ------------    ------------    ------------
NET ASSETS -- END OF YEAR.........  $207,437,002    $203,908,696     $112,382,687    $136,176,420    $321,834,651    $273,121,961
                                    ============    ============     ============    ============    ============    ============

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

                FI                       LOOMIS SAYLES               SALOMON BROTHERS               SALOMON BROTHERS
           VALUE LEADERS                   SMALL CAP                  U.S. GOVERNMENT         STRATEGIC BOND OPPORTUNITIES
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   -----------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2004           2003           2004           2003           2004           2003           2004            2003
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   -------------
    $    (65,987)  $   (605,131)  $ (1,731,656)  $ (1,443,668)  $  1,069,620   $    325,007   $  2,255,658    $    558,704
      (6,305,545)    (9,600,260)     4,349,018       (546,592)       966,143      1,391,244      1,093,023        (136,231)
      17,623,815     31,381,790     15,086,837     32,830,928       (185,078)    (1,631,481)     3,709,008      10,201,271
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      11,252,283     21,176,399     17,041,199     30,840,668      1,850,685         84,770      7,057,689      10,623,744
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
       4,238,323      3,724,086      8,945,551     10,220,978     18,383,803     23,462,280     23,963,657      23,611,877
     (11,848,321)    (9,330,710)   (11,582,227)    (8,441,020)   (11,164,494)    (8,923,943)   (13,406,652)     (9,165,843)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      (7,609,998)    (5,606,624)    (2,636,676)     1,779,958      7,219,309     14,538,337     10,557,005      14,446,034
      (3,833,876)    (5,093,289)        96,899       (895,668)      (827,860)    (2,380,648)     8,121,290      18,476,476
      (1,288,280)    (1,078,782)      (795,523)      (546,887)    (1,518,328)    (1,276,492)    (1,890,029)     (1,278,348)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
     (12,732,154)   (11,778,695)    (3,335,300)       337,403      4,873,121     10,881,197     16,788,266      31,644,162
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      (1,479,871)     9,397,704     14,368,899     31,178,071      6,723,806     10,965,967     23,845,955      42,267,906
     102,454,465     93,056,761    121,880,806     90,702,735    126,214,516    115,248,549    128,146,809      85,878,903
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $100,974,594   $102,454,465   $136,249,705   $121,880,806   $132,938,322   $126,214,516   $151,992,764    $128,146,809
    ============   ============   ============   ============   ============   ============   ============    ============

                                               MFS
                  BALANCED                 TOTAL RETURN
                 SUBACCOUNT                 SUBACCOUNT
     ----------------------------------   --------------
       FOR THE PERIOD      FOR THE YEAR   FOR THE PERIOD
     JANUARY 1, 2004 TO       ENDED       MAY 3, 2004 TO
          APRIL 30,        DECEMBER 31,    DECEMBER 31,
            2004               2003            2004
     -------------------   ------------   --------------
        $  2,171,062       $ 1,157,636     $   (885,271)
         (11,687,638)       (4,648,817)         381,362
           8,347,092        16,306,104        8,949,556
        ------------       -----------     ------------
          (1,169,484)       12,814,923        8,445,647
        ------------       -----------     ------------
           4,146,724         8,781,786        5,283,264
          (2,704,145)       (7,142,026)      (8,678,789)
        ------------       -----------     ------------
           1,442,579         1,639,760       (3,395,525)
         (87,362,353)        3,986,737       97,872,312
            (587,541)       (1,272,515)      (1,981,851)
        ------------       -----------     ------------
         (86,507,315)        4,353,982       92,494,936
        ------------       -----------     ------------
         (87,676,799)       17,168,905      100,940,583
          87,676,799        70,507,894               --
        ------------       -----------     ------------
        $         --       $87,676,799     $100,940,583
        ============       ===========     ============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                           STATE STREET RESEARCH                             DAVIS
                                             LARGE CAP GROWTH                            VENTURE VALUE
                                                SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------         ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED                ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                         2004                 2003                 2004                 2003
                                     ------------         ------------         ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $ (2,794,294)        $ (2,513,957)        $ (3,211,213)        $ (3,109,012)
 Net realized gains (losses) from
  security transactions............   (15,435,018)         (17,005,350)           6,836,546            3,186,739
 Change in unrealized
  (depreciation) appreciation of
  investments......................    31,821,558           72,841,221           37,231,562           79,222,440
                                     ------------         ------------         ------------         ------------
Net increase (decrease) in net
 assets resulting from
 operations........................    13,592,246           53,321,914           40,856,895           79,300,167
                                     ------------         ------------         ------------         ------------
From capital transactions:
 Net premiums......................    12,041,851           14,871,360           45,931,898           36,700,869
 Redemptions.......................   (21,675,701)         (17,249,114)         (36,338,638)         (23,716,606)
                                     ------------         ------------         ------------         ------------
 Total net premiums
  (redemptions)....................    (9,633,850)          (2,377,754)           9,593,260           12,984,263
 Net subaccount transfers..........    (9,765,671)          (7,781,646)          19,078,277            8,138,325
 Other net transfers...............    (1,610,181)          (1,729,193)          (3,188,364)          (2,682,741)
                                     ------------         ------------         ------------         ------------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................   (21,009,702)         (11,888,593)          25,483,173           18,439,847
                                     ------------         ------------         ------------         ------------
NET CHANGE IN NET ASSETS...........    (7,417,456)          41,433,321           66,340,068           97,740,014
NET ASSETS -- BEGINNING OF YEAR....   210,553,921          169,120,600          363,050,936          265,310,922
                                     ------------         ------------         ------------         ------------
NET ASSETS -- END OF YEAR..........  $203,136,465         $210,553,921         $429,391,004         $363,050,936
                                     ============         ============         ============         ============

                                                    MFS
                                              INVESTORS TRUST
                                                SUBACCOUNT
                                     ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,
                                         2004                 2003
                                     ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  (344,816)         $  (164,218)
 Net realized gains (losses) from
  security transactions............   (1,064,644)            (803,688)
 Change in unrealized
  (depreciation) appreciation of
  investments......................    5,384,667            3,789,494
                                     -----------          -----------
Net increase (decrease) in net
 assets resulting from
 operations........................    3,975,207            2,821,588
                                     -----------          -----------
From capital transactions:
 Net premiums......................    1,310,915            2,333,584
 Redemptions.......................   (2,282,066)          (1,155,164)
                                     -----------          -----------
 Total net premiums
  (redemptions)....................     (971,151)           1,178,420
 Net subaccount transfers..........   19,522,291              842,359
 Other net transfers...............     (333,547)            (239,791)
                                     -----------          -----------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................   18,217,593            1,780,988
                                     -----------          -----------
NET CHANGE IN NET ASSETS...........   22,192,800            4,602,576
NET ASSETS -- BEGINNING OF YEAR....   17,581,840           12,979,264
                                     -----------          -----------
NET ASSETS -- END OF YEAR..........  $39,774,640          $17,581,840
                                     ===========          ===========

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

                   MFS                               FI MID CAP                       MET/PUTNAM
            RESEARCH MANAGERS                      OPPORTUNITIES                        VOYAGER
                SUBACCOUNT                           SUBACCOUNT                       SUBACCOUNT
    ----------------------------------   ----------------------------------   ---------------------------
      FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
    JANUARY 1, 2004 TO       ENDED       JANUARY 1, 2004 TO       ENDED          ENDED          ENDED
         APRIL 30,        DECEMBER 31,        APRIL 30,        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
           2004               2003              2004               2003           2004           2003
    -------------------   ------------   -------------------   ------------   ------------   ------------
       $     (3,628)      $  (101,125)       $   570,560        $   52,901    $  (180,688)   $  (180,335)
         (2,426,227)       (2,442,253)           246,045            73,812       (794,078)    (2,824,170)
          2,668,516         6,342,471         (1,096,289)        1,083,857      1,405,575      5,797,316
       ------------       -----------        -----------        ----------    -----------    -----------
            238,661         3,799,093           (279,684)        1,210,570        430,809      2,792,811
       ------------       -----------        -----------        ----------    -----------    -----------
            726,839         1,684,636          2,097,160         2,615,094        824,201      1,676,404
           (501,530)       (1,253,925)           (59,902)         (104,207)      (953,341)    (1,034,136)
       ------------       -----------        -----------        ----------    -----------    -----------
            225,309           430,711          2,037,258         2,510,887       (129,140)       642,268
        (21,361,739)         (680,166)        (8,794,224)        2,563,227     (1,138,788)       423,957
            (56,394)         (227,789)           (45,762)           (1,214)       (94,925)      (153,987)
       ------------       -----------        -----------        ----------    -----------    -----------
        (21,192,824)         (477,244)        (6,802,728)        5,072,900     (1,362,853)       912,238
       ------------       -----------        -----------        ----------    -----------    -----------
        (20,954,163)        3,321,849         (7,082,412)        6,283,470       (932,044)     3,705,049
         20,954,163        17,632,314          7,082,412           798,942     14,355,775     10,650,726
       ------------       -----------        -----------        ----------    -----------    -----------
       $         --       $20,954,163        $        --        $7,082,412    $13,423,731    $14,355,775
       ============       ===========        ===========        ==========    ===========    ===========

                 FI                   STATE STREET RESEARCH              FI MID CAP
         INTERNATIONAL STOCK                 AURORA                     OPPORTUNITIES
             SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT (c)
     ---------------------------   ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004           2003           2004           2003           2004           2003
     ------------   ------------   ------------   ------------   ------------   ------------
     $   (57,245)   $  (520,585)   $ (2,313,520)  $ (1,339,417)  $  (197,326)   $  (131,335)
        (226,910)    (6,158,497)      2,587,213        305,944      (118,694)    (1,159,030)
      13,853,259     24,630,602      23,227,746     42,446,131     3,783,852      3,921,220
     -----------    -----------    ------------   ------------   -----------    -----------
      13,569,104     17,951,520      23,501,439     41,412,658     3,467,832      2,630,855
     -----------    -----------    ------------   ------------   -----------    -----------
       7,371,665     11,454,088      33,361,408     23,269,491     2,883,202      1,889,233
      (6,430,069)    (5,540,264)    (11,214,291)    (5,270,866)   (1,474,464)    (1,075,265)
     -----------    -----------    ------------   ------------   -----------    -----------
         941,596      5,913,824      22,147,117     17,998,625     1,408,738        813,968
      (5,887,047)     1,049,358      13,287,036     16,273,326    10,471,443        871,442
         651,577       (478,591)     (1,371,909)      (444,560)      (99,922)       (74,524)
     -----------    -----------    ------------   ------------   -----------    -----------
      (4,293,874)     6,484,591      34,062,244     33,827,391    11,780,259      1,610,886
     -----------    -----------    ------------   ------------   -----------    -----------
       9,275,230     24,436,111      57,563,683     75,240,049    15,248,091      4,241,741
      84,486,367     60,050,256     142,779,216     67,539,167    12,047,382      7,805,641
     -----------    -----------    ------------   ------------   -----------    -----------
     $93,761,597    $84,486,367    $200,342,899   $142,779,216   $27,295,473    $12,047,382
     ===========    ===========    ============   ============   ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                    RUSSELL                       METLIFE
                                                  2000 INDEX                    STOCK INDEX
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                             ENDED          ENDED          ENDED          ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2004           2003           2004           2003
                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........   $  (452,653)   $  (187,120)   $  (474,773)   $     2,746
 Net realized gains (losses) from
  security transactions................       725,365       (111,399)      (223,054)      (741,308)
 Change in unrealized (depreciation)
  appreciation of investments..........     6,325,414      7,798,119      7,351,967     11,586,915
                                          -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............     6,598,126      7,499,600      6,654,140     10,848,353
                                          -----------    -----------    -----------    -----------
From capital transactions:
 Net premiums..........................     9,696,137      8,622,553     14,099,523     14,783,137
 Redemptions...........................    (2,521,096)    (1,063,893)    (5,465,816)    (2,259,179)
                                          -----------    -----------    -----------    -----------
 Total net premiums (redemptions)......     7,175,041      7,558,660      8,633,707     12,523,958
 Net subaccount transfers..............     5,509,691      6,699,949      7,089,932     10,468,742
 Other net transfers...................      (446,643)      (195,491)      (744,521)      (385,421)
                                          -----------    -----------    -----------    -----------
Net (decrease) increase in net assets
 resulting from capital transactions...    12,238,089     14,063,118     14,979,118     22,607,279
                                          -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS...............    18,836,215     21,562,718     21,633,258     33,455,632
NET ASSETS -- BEGINNING OF YEAR........    32,968,444     11,405,726     63,223,046     29,767,414
                                          -----------    -----------    -----------    -----------
NET ASSETS -- END OF YEAR..............   $51,804,659    $32,968,444    $84,856,304    $63,223,046
                                          ===========    ===========    ===========    ===========

                                             FRANKLIN TEMPLETON
                                              SMALL CAP GROWTH
                                                 SUBACCOUNT
                                         ---------------------------
                                         FOR THE YEAR   FOR THE YEAR
                                            ENDED          ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             2004           2003
                                         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........  $  (328,411)   $  (189,270)
 Net realized gains (losses) from
  security transactions................      192,109        (93,207)
 Change in unrealized (depreciation)
  appreciation of investments..........    2,531,617      5,423,706
                                         -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............    2,395,315      5,141,229
                                         -----------    -----------
From capital transactions:
 Net premiums..........................    4,523,120      4,533,577
 Redemptions...........................   (1,631,755)      (538,409)
                                         -----------    -----------
 Total net premiums (redemptions)......    2,891,365      3,995,168
 Net subaccount transfers..............    2,150,832      2,822,068
 Other net transfers...................      (82,208)       (46,518)
                                         -----------    -----------
Net (decrease) increase in net assets
 resulting from capital transactions...    4,959,989      6,770,718
                                         -----------    -----------
NET CHANGE IN NET ASSETS...............    7,355,304     11,911,947
NET ASSETS -- BEGINNING OF YEAR........   20,526,510      8,614,563
                                         -----------    -----------
NET ASSETS -- END OF YEAR..............  $27,881,814    $20,526,510
                                         ===========    ===========

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

     NEUBERGER BERMAN PARTNERS          HARRIS OAKMARK             STATE STREET RESEARCH            LEHMAN BROTHERS
           MID CAP VALUE                LARGE CAP VALUE               LARGE CAP VALUE            AGGREGATE BOND INDEX
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2004           2003           2004           2003           2004           2003           2004           2003
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    441,466   $   (166,191)  $   (422,588)  $   (248,782)  $   (202,028)  $     (1,274)  $  1,044,449   $  2,021,154
         577,156        (30,894)       523,853         23,723        428,627         26,376        346,288        405,557
       6,968,970      4,886,874      4,539,717      4,694,183      1,832,415      1,530,937        314,509     (1,490,345)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,987,592      4,689,789      4,640,982      4,469,124      2,059,014      1,556,039      1,705,246        936,366
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,016,068      4,996,188     12,639,430     12,170,606      6,550,865      3,150,006     11,304,739     15,810,928
      (2,598,725)      (997,026)    (2,305,516)      (606,555)      (784,400)      (171,621)    (5,745,494)    (3,292,111)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,417,343      3,999,162     10,333,914     11,564,051      5,766,465      2,978,385      5,559,245     12,518,817
      15,574,633      6,152,545      8,258,665     11,157,729      6,384,084      2,354,304      2,787,666     12,301,827
        (139,178)       (52,343)      (405,398)       (80,873)       (72,915)       (25,314)      (724,815)      (568,018)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      22,852,798     10,099,364     18,187,181     22,640,907     12,077,634      5,307,375      7,622,096     24,252,626
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      30,840,390     14,789,153     22,828,163     27,110,031     14,136,648      6,863,414      9,327,342     25,188,992
      23,208,122      8,418,969     34,051,522      6,941,491      8,575,075      1,711,661     64,080,721     38,891,729
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 54,048,512   $ 23,208,122   $ 56,879,685   $ 34,051,522   $ 22,711,723   $  8,575,075   $ 73,408,063   $ 64,080,721
    ============   ============   ============   ============   ============   ============   ============   ============

           MORGAN STANLEY
             EAFE INDEX
             SUBACCOUNT
     ---------------------------
     FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,
         2004           2003
     ------------   ------------
     $  (260,771)   $   (18,883)
         713,300       (635,085)
       5,289,651      5,940,994
     -----------    -----------
       5,742,180      5,287,026
     -----------    -----------
       8,354,153      5,943,308
      (1,917,334)      (687,568)
     -----------    -----------
       6,436,819      5,255,740
       3,876,863      4,996,310
        (197,837)       (44,138)
     -----------    -----------
      10,115,845     10,207,912
     -----------    -----------
      15,858,025     15,494,938
      24,126,357      8,631,419
     -----------    -----------
     $39,984,382    $24,126,357
     ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                        METLIFE MID CAP            STATE STREET RESEARCH
                                          STOCK INDEX                INVESTMENT TRUST
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                     ENDED          ENDED          ENDED          ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2004           2003           2004           2003
                                  ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
  (loss).......................   $  (263,178)   $  (183,618)   $  (125,856)   $   (68,775)
 Net realized gains (losses)
  from security transactions...       354,626        (95,370)        23,923       (339,441)
 Change in unrealized
  (depreciation) appreciation
  of investments...............     4,528,914      5,533,203      1,577,536      2,752,863
                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations....................     4,620,362      5,254,215      1,475,603      2,344,647
                                  -----------    -----------    -----------    -----------
From capital transactions:
 Net premiums..................     6,665,312      5,524,325      2,828,672      3,230,835
 Redemptions...................    (2,429,010)      (643,249)      (750,499)      (498,344)
                                  -----------    -----------    -----------    -----------
 Total net premiums
  (redemptions)................     4,236,302      4,881,076      2,078,173      2,732,491
 Net subaccount transfers......     3,441,770      6,374,604      1,050,551      2,053,669
 Other net transfers...........      (255,269)      (201,827)      (158,190)       (53,365)
                                  -----------    -----------    -----------    -----------
Net (decrease) increase in net
 assets resulting from capital
 transactions..................     7,422,803     11,053,853      2,970,534      4,732,795
                                  -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS.......    12,043,165     16,308,068      4,446,137      7,077,442
NET ASSETS -- BEGINNING OF
 YEAR..........................    26,977,950     10,669,882     13,364,005      6,286,563
                                  -----------    -----------    -----------    -----------
NET ASSETS -- END OF YEAR......   $39,021,115    $26,977,950    $17,810,142    $13,364,005
                                  ===========    ===========    ===========    ===========

                                  T. ROWE PRICE      T. ROWE PRICE
                                 LARGE CAP GROWTH   SMALL CAP GROWTH
                                    SUBACCOUNT         SUBACCOUNT
                                 ----------------   ----------------
                                  FOR THE PERIOD     FOR THE PERIOD
                                  MAY 3, 2004 TO     MAY 3, 2004 TO
                                   DECEMBER 31,       DECEMBER 31,
                                       2004               2004
                                 ----------------   ----------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
  (loss).......................     $  (15,947)         $ (2,676)
 Net realized gains (losses)
  from security transactions...          1,135              (456)
 Change in unrealized
  (depreciation) appreciation
  of investments...............        389,067            76,650
                                    ----------          --------
Net increase (decrease) in net
 assets resulting from
 operations....................        374,255            73,518
                                    ----------          --------
From capital transactions:
 Net premiums..................      2,851,138           471,715
 Redemptions...................        (28,521)           (4,526)
                                    ----------          --------
 Total net premiums
  (redemptions)................      2,822,617           467,189
 Net subaccount transfers......      2,503,933           305,494
 Other net transfers...........            872              (652)
                                    ----------          --------
Net (decrease) increase in net
 assets resulting from capital
 transactions..................      5,327,422           772,031
                                    ----------          --------
NET CHANGE IN NET ASSETS.......      5,701,677           845,549
NET ASSETS -- BEGINNING OF
 YEAR..........................             --                --
                                    ----------          --------
NET ASSETS -- END OF YEAR......     $5,701,677          $845,549
                                    ==========          ========

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

        SCUDDER       STATE STREET RESEARCH   STATE STREET RESEARCH               MFS                      T. ROWE PRICE
     GLOBAL EQUITY      AGGRESSIVE GROWTH          DIVERSIFIED          RESEARCH INTERNATIONAL            MID-CAP GROWTH
      SUBACCOUNT           SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
    ---------------   ---------------------   ---------------------   ---------------------------   ---------------------------
    FOR THE PERIOD       FOR THE PERIOD          FOR THE PERIOD       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
    MAY 3, 2004 TO       MAY 3, 2004 TO          MAY 3, 2004 TO          ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,         DECEMBER 31,            DECEMBER 31,        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004                 2004                    2004                2004           2003           2004           2003
    ---------------   ---------------------   ---------------------   ------------   ------------   ------------   ------------
       $ (2,574)            $ (3,134)              $  (11,447)        $  (272,040)   $   (62,851)   $  (377,583)   $  (141,048)
            919                1,100                    1,135             443,679       (100,643)      (126,266)      (508,330)
         69,188               83,751                  160,637           4,456,963      4,168,181      5,305,723      3,722,010
       --------             --------               ----------         -----------    -----------    -----------    -----------
         67,533               81,717                  150,325           4,628,602      4,004,687      4,801,874      3,072,632
       --------             --------               ----------         -----------    -----------    -----------    -----------
        309,511              617,891                  914,927           5,512,925      5,132,830      9,036,178      5,461,047
         (9,535)              (3,045)                 (24,765)         (1,022,615)      (481,763)    (1,530,588)      (456,847)
       --------             --------               ----------         -----------    -----------    -----------    -----------
        299,976              614,846                  890,162           4,490,310      4,651,067      7,505,590      5,004,200
        332,790              204,713                1,343,489           3,180,419      3,980,562      8,448,029      4,511,001
           (229)                 (90)                   1,214            (223,353)       (88,651)       (67,680)       (66,148)
       --------             --------               ----------         -----------    -----------    -----------    -----------
        632,537              819,469                2,234,865           7,447,376      8,542,978     15,885,939      9,449,053
       --------             --------               ----------         -----------    -----------    -----------    -----------
        700,070              901,186                2,385,190          12,075,978     12,547,665     20,687,813     12,521,685
             --                   --                       --          19,896,042      7,348,377     18,501,012      5,979,327
       --------             --------               ----------         -----------    -----------    -----------    -----------
       $700,070             $901,186               $2,385,190         $31,972,020    $19,896,042    $39,188,825    $18,501,012
       ========             ========               ==========         ===========    ===========    ===========    ===========

                PIMCO                         PIMCO
            TOTAL RETURN                 PEA INNOVATION
             SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004           2003           2004           2003
     ------------   ------------   ------------   ------------
     $ 11,276,402   $  1,434,820   $  (175,212)   $   (85,800)
        1,316,150      1,258,843       877,067       (505,159)
       (5,641,339)       804,064    (1,489,438)     3,068,744
     ------------   ------------   -----------    -----------
        6,951,213      3,497,727      (787,583)     2,477,785
     ------------   ------------   -----------    -----------
       35,634,687     50,081,285     3,671,487      3,144,792
      (12,588,819)    (8,980,193)   (1,112,938)      (536,685)
     ------------   ------------   -----------    -----------
       23,045,868     41,101,092     2,558,549      2,608,107
       16,985,255     35,081,405     1,318,671      4,413,384
       (1,814,739)      (648,075)      (92,599)       (11,338)
     ------------   ------------   -----------    -----------
       38,216,384     75,534,422     3,784,621      7,010,153
     ------------   ------------   -----------    -----------
       45,167,597     79,032,149     2,997,038      9,487,938
      176,162,888     97,130,739    12,291,935      2,803,997
     ------------   ------------   -----------    -----------
     $221,330,485   $176,162,888   $15,288,973    $12,291,935
     ============   ============   ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                  LORD ABBETT                     MET/AIM
                                                BOND DEBENTURE              MID CAP CORE EQUITY
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                             ENDED          ENDED          ENDED          ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2004           2003           2004           2003
                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........   $ 1,452,372    $   340,369    $  (215,887)   $    10,197
 Net realized gains (losses) from
  security transactions................       473,595         (1,892)       337,511          7,310
 Change in unrealized (depreciation)
  appreciation of investments..........     2,365,888      4,238,038      1,973,271      1,559,499
                                          -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............     4,291,855      4,576,515      2,094,895      1,577,006
                                          -----------    -----------    -----------    -----------
From capital transactions:
 Net premiums..........................    15,731,828     11,752,834      4,748,912      4,063,403
 Redemptions...........................    (5,307,363)    (1,525,986)      (632,409)      (225,919)
                                          -----------    -----------    -----------    -----------
 Total net premiums (redemptions)......    10,424,465     10,226,848      4,116,503      3,837,484
 Net subaccount transfers..............    11,773,278     18,311,243      3,504,156      4,313,483
 Other net transfers...................      (296,184)      (188,232)      (213,343)         2,078
                                          -----------    -----------    -----------    -----------
Net (decrease) increase in net assets
 resulting from capital transactions...    21,901,559     28,349,859      7,407,316      8,153,045
                                          -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS...............    26,193,414     32,926,374      9,502,211      9,730,051
NET ASSETS -- BEGINNING OF YEAR........    47,625,962     14,699,588     11,706,542      1,976,491
                                          -----------    -----------    -----------    -----------
NET ASSETS -- END OF YEAR..............   $73,819,376    $47,625,962    $21,208,753    $11,706,542
                                          ===========    ===========    ===========    ===========

                                                   MET/AIM
                                              SMALL CAP GROWTH
                                                 SUBACCOUNT
                                         ---------------------------
                                         FOR THE YEAR   FOR THE YEAR
                                            ENDED          ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             2004           2003
                                         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........  $  (131,372)    $  (58,298)
 Net realized gains (losses) from
  security transactions................      215,569         19,782
 Change in unrealized (depreciation)
  appreciation of investments..........      443,792      1,459,644
                                         -----------     ----------
Net increase (decrease) in net assets
 resulting from operations.............      527,989      1,421,128
                                         -----------     ----------
From capital transactions:
 Net premiums..........................    1,988,556      2,681,009
 Redemptions...........................     (487,094)      (177,367)
                                         -----------     ----------
 Total net premiums (redemptions)......    1,501,462      2,503,642
 Net subaccount transfers..............    1,098,026      2,241,473
 Other net transfers...................      (52,650)         2,966
                                         -----------     ----------
Net (decrease) increase in net assets
 resulting from capital transactions...    2,546,838      4,748,081
                                         -----------     ----------
NET CHANGE IN NET ASSETS...............    3,074,827      6,169,209
NET ASSETS -- BEGINNING OF YEAR........    8,077,277      1,908,068
                                         -----------     ----------
NET ASSETS -- END OF YEAR..............  $11,152,104     $8,077,277
                                         ===========     ==========

(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

          HARRIS OAKMARK                     JANUS              NEUBERGER BERMAN         AMERICAN FUNDS
           INTERNATIONAL               AGGRESSIVE GROWTH          REAL ESTATE                GROWTH
            SUBACCOUNT                    SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
    ---------------------------   ---------------------------   ----------------   ---------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED        MAY 3, 2004 TO       ENDED          ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
        2004           2003           2004           2003             2004             2004           2003
    ------------   ------------   ------------   ------------   ----------------   ------------   ------------
    $  (451,647)   $   105,758    $  (143,176)    $ (100,185)     $   554,374      $ (3,559,337)  $ (1,841,322)
        574,039         78,717        356,451       (852,980)               3           925,287       (239,887)
      6,858,135      1,731,612        479,378      2,782,999        1,425,318        30,891,580     39,775,157
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
      6,980,527      1,916,087        692,653      1,829,834        1,979,695        28,257,530     37,693,948
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     14,256,995      5,839,392      1,579,238      2,100,164        6,153,551        62,247,095     49,418,857
     (1,409,121)      (128,697)      (719,475)      (294,961)        (251,376)      (14,075,048)    (6,395,607)
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     12,847,874      5,710,695        859,763      1,805,203        5,902,175        48,172,047     43,023,250
     16,900,864      7,570,929        (98,242)       849,452        8,838,921        39,958,248     45,608,203
       (117,263)       (17,959)       (50,958)       (71,391)           2,333        (1,297,968)      (626,861)
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     29,631,475     13,263,665        710,563      2,583,264       14,743,429        86,832,327     88,004,592
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     36,612,002     15,179,752      1,403,216      4,413,098       16,723,124       115,089,857    125,698,540
     15,911,308        731,556      9,638,815      5,225,717               --       197,729,840     72,031,300
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
    $52,523,310    $15,911,308    $11,042,031     $9,638,815      $16,723,124      $312,819,697   $197,729,840
    ===========    ===========    ===========     ==========      ===========      ============   ============

           AMERICAN FUNDS                AMERICAN FUNDS
            GROWTH-INCOME          GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004           2003           2004           2003
     ------------   ------------   ------------   ------------
     $ (1,438,534)  $   (392,626)  $  (790,043)   $  (209,145)
          568,263        (59,290)    1,466,296       (535,076)
       20,512,531     33,712,294     8,684,580      9,510,507
     ------------   ------------   -----------    -----------
       19,642,260     33,260,378     9,360,833      8,766,286
     ------------   ------------   -----------    -----------
       44,206,735     43,269,731    15,028,388      8,341,907
      (12,060,344)    (5,364,779)   (3,057,518)      (885,413)
     ------------   ------------   -----------    -----------
       32,146,391     37,904,952    11,970,870      7,456,494
       37,375,237     38,107,360    10,218,155      5,652,293
       (1,701,490)      (668,360)     (243,833)       (12,851)
     ------------   ------------   -----------    -----------
       67,820,138     75,343,952    21,945,192     13,095,936
     ------------   ------------   -----------    -----------
       87,462,398    108,604,330    31,306,025     21,862,222
      178,810,013     70,205,683    33,904,717     12,042,495
     ------------   ------------   -----------    -----------
     $266,272,411   $178,810,013   $65,210,742    $33,904,717
     ============   ============   ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS-DECEMBER 31, 2004

1. BUSINESS

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on July 1, 1994 to support NELICO's operations with respect to certain variable annuity contracts ("Contracts") in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. NELICO is a direct wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"). The Separate Account supports three variable annuity contracts: American Growth Series-I ("AGS-I"), American Growth Series ("AGS"), and American Forerunner Series ("AFS").

The Separate Account is divided into forty-three subaccounts that invest in shares of the corresponding portfolios or funds (with the same name) of the Metropolitan Fund, the Met Investors Fund, and the American Funds (collectively, the "Funds"). For convenience, the underlying portfolios or funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NELICO may conduct.

The table below presents the subaccounts within the Separate Account:

State Street Research Bond Income Subaccount
State Street Research Money Market Subaccount
Harris Oakmark Focused Value Subaccount
FI Value Leaders Subaccount
Loomis Sayles Small Cap Subaccount
Salomon Brothers U.S. Government Subaccount
Salomon Brothers Strategic Bond Opportunities Subaccount
MFS Total Return Subaccount*
State Street Research Large Cap Growth Subaccount
Davis Venture Value Subaccount
MFS Investors Trust Subaccount
Met/Putnam Voyager Subaccount
FI International Stock Subaccount
State Street Research Aurora Subaccount
FI Mid Cap Opportunities Subaccount
Russell 2000 Index Subaccount
MetLife Stock Index Subaccount
Franklin Templeton Small Cap Growth Subaccount
Neuberger Berman Partners Mid Cap Value Subaccount
Harris Oakmark Large Cap Value Subaccount
State Street Research Large Cap Value Subaccount
Lehman Brothers Aggregate Bond Index Subaccount
Morgan Stanley EAFE Index Subaccount
MetLife Mid Cap Stock Index Subaccount
State Street Research Investment Trust Subaccount
T. Rowe Price Large Cap Growth Subaccount *
T. Rowe Price Small Cap Growth Subaccount*
Scudder Global Equity Subaccount*
State Street Research Aggressive Growth Subaccount*
State Street Research Diversified Subaccount*
MFS Research International Subaccount
T. Rowe Price Mid-Cap Growth Subaccount
PIMCO Total Return Subaccount
PIMCO PEA Innovation Subaccount
Lord Abbett Bond Debenture Subaccount
Met/AIM Mid Cap Core Equity Subaccount
Met/AIM Small Cap Growth Subaccount
Harris Oakmark International Subaccount
Janus Aggressive Growth Subaccount
Neuberger Berman Real Estate Subaccount*
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization Subaccount

* Operations commenced on May 3, 2004, for the six new subaccounts added to the Separate Account on that date.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

    Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

    Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

    The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. ANNUITY RESERVES

    For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0% (if the contract was annuitized prior to January 1, 2003), 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO. For contracts payable prior to January 1, 1998, annuity reserves will be computed according to the 1983-A mortality tables.

    E. USE OF ESTIMATES

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    F. PURCHASE PAYMENTS

    Purchase payments received by NELICO are credited as accumulation units as of the end of the valuation period in which received as described in the prospectus.

    G. SUBACCOUNT AND OTHER TRANSFERS

    Transfers among the subaccounts are presented under the caption net portfolio transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES

With respect to the assets in the Separate Account that support the Contracts, NELICO deducts a charge from the assets of the Separate Account for the assumption of mortality and expense risks as well as general administrative expenses. Although variable annuity payments differ according to the investment performance of the portfolios, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the Contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES -- (CONTINUED)

the Contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the Contracts are issued. Under deferred annuity Contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the Contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at the specific Contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the Contract value at the time of recalculation. Certain of the Contracts offer optional death benefits that provide enhanced guaranteed death benefit amounts. Death proceeds are reduced by any outstanding Contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity Contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Separate Account for the mortality and expense risk NELICO assumes under the AGS-I and AGS variable annuity Contracts. Currently, the charges are made daily at an annual rate of 1.30% to 1.55% of the Separate Account assets attributable to the AGS individual variable annuity Contracts and 1.25% to 1.50% of the Separate Account assets attributable to the AGS-I individual variable annuity Contracts, depending on the subaccounts selected. Currently, the charges are made daily at an annual rate of 1.15% to 2.20% of the Separate Account assets attributable to the AFS individual variable annuity Contracts, depending on the class of Contract, subaccount selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Separate Account assets attributable to AGS-I and AGS as well as an annual administration Contract charge of $30 per contract deducted from the Contract value in the Separate Account for the AGS-I and AGS Contract (though not to exceed 2% of the total Contract value). The $30 administrative charge is waived on AGS-I and AGS Contracts if the Contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the Contract value is at least $25,000. There is an annual Contract administrative fee of $30 per Contract year, deducted from the contract value in the Separate Account for AFS Contracts. This fee is waived on AFS Contracts if the contract value is at least $50,000. A premium tax charge applies to the Contracts in certain states.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from the sales of investments for the year ended December 31, 2004 are as follows:

                                                              PURCHASES      SALES
                                                              ----------    --------
                                                                  (IN THOUSANDS)
State Street Research Bond Income Subaccount................  $   35,506    $ 28,940
State Street Research Money Market Subaccount...............      43,629      67,525
Harris Oakmark Focused Value Subaccount.....................      50,070      27,235
FI Value Leaders Subaccount.................................       5,710      18,638
Loomis Sayles Small Cap Subaccount..........................      11,007      16,221
Salomon Brothers U.S. Government Subaccount.................      26,168      20,378
Salomon Brothers Strategic Bond Opportunities Subaccount....      39,153      20,266
Balanced Subaccount(a)......................................     102,441      94,773
MFS Total Return Subaccount(b)..............................      10,327      10,838
State Street Research Large Cap Growth Subaccount...........      11,008      35,073
Davis Venture Value Subaccount..............................      61,656      39,850
MFS Investors Trust Subaccount..............................      23,829       5,983
MFS Research Managers Subaccount(a).........................       1,387      22,610
FI Mid Cap Opportunities Subaccount(a)......................       4,336      10,577
Met/Putnam Voyager Subaccount...............................       1,023       2,584
FI International Stock Subaccount...........................      11,097      15,554
State Street Research Aurora Subaccount.....................      45,179      13,602
FI Mid Cap Opportunities Subaccount(c)......................      14,526       2,955
Russell 2000 Index Subaccount...............................      15,940       4,195
MetLife Stock Index Subaccount..............................      18,977       4,550
Franklin Templeton Small Cap Growth Subaccount..............       6,589       1,989
Neuberger Berman Partners Mid Cap Value Subaccount..........      25,759       2,496
Harris Oakmark Large Cap Value Subaccount...................      20,390       2,664
State Street Research Large Cap Value Subaccount............      13,354       1,489
Lehman Brothers Aggregate Bond Index Subaccount.............      17,210       8,620
Morgan Stanley EAFE Index Subaccount........................      12,306       2,481
MetLife Mid Cap Stock Index Subaccount......................       9,865       2,746
State Street Research Investment Trust Subaccount...........       4,144       1,315
T. Rowe Price Large Cap Growth Subaccount(b)................       5,334          22
T. Rowe Price Small Cap Growth Subaccount(b)................         793          23
Scudder Global Equity Subaccount(b).........................         645          15
State Street Research Aggressive Growth Subaccount(b).......         828          11
State Street Research Diversified Subaccount(b).............       2,245          21
MFS Research International Subaccount.......................       9,157       2,006
T. Rowe Price Mid-Cap Growth Subaccount.....................      17,503       2,016
PIMCO Total Return Subaccount...............................      61,379      12,104
PIMCO PEA Innovation Subaccount.............................       6,489       2,894
Lord Abbett Bond Debenture Subaccount.......................      27,718       4,430
Met/AIM Mid Cap Core Equity Subaccount......................       8,530       1,352
Met/AIM Small Cap Growth Subaccount.........................       3,282         876
Harris Oakmark International Subaccount.....................      31,096       1,954
Janus Aggressive Growth Subaccount..........................       2,345       1,790
Neuberger Berman Real Estate Subaccount(b)..................      15,298           0
American Funds Growth Subaccount............................      87,906       4,927
American Funds Growth-Income Subaccount.....................      71,521       5,408
American Funds Global Small Capitalization Subaccount.......      25,937       4,829
                                                              ----------    --------
  Total.....................................................  $1,020,592    $530,825
                                                              ==========    ========

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                   STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK        FI         LOOMIS SAYLES
                                        BOND INCOME            MONEY MARKET        FOCUSED VALUE    VALUE LEADERS     SMALL CAP
                                        SUBACCOUNT              SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                   ---------------------   ---------------------   --------------   -------------   -------------
(IN THOUSANDS)
Outstanding at December 31,
 2003............................          45,291                  60,533              87,715           43,099          51,558
Activity 2004:
 Issued..........................           9,388                  39,384              21,875            3,098           6,718
 Redeemed........................          (9,686)                (49,568)            (14,015)          (8,299)         (7,989)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2004............................          44,993                  50,349              95,575           37,898          50,287
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2002............................          41,590                  69,741              69,108           48,994          51,595
Activity 2003:
 Issued..........................          14,586                  72,157              30,214            3,945           9,153
 Redeemed........................         (10,885)                (81,365)            (11,607)          (9,840)         (9,190)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2003............................          45,291                  60,533              87,715           43,099          51,558
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2001............................          33,599                  53,150              48,535           61,754          59,538
Activity 2002:
 Issued..........................          16,247                  78,734              34,965            4,582           8,327
 Redeemed........................          (8,256)                (62,143)            (14,392)         (17,342)        (16,270)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2002............................          41,590                  69,741              69,108           48,994          51,595
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2000............................          26,739                  34,753              27,369           70,346          66,265
Activity 2001:
 Issued..........................          14,330                  64,138              30,565            8,763          11,588
 Redeemed........................          (7,470)                (45,741)             (9,399)         (17,355)        (18,315)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2001............................          33,599                  53,150              48,535           61,754          59,538
                                          =======                 =======             =======          =======         =======

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

    SALOMON BROTHERS         SALOMON BROTHERS                              MFS        STATE STREET RESEARCH   DAVIS VENTURE
    U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES     BALANCED      TOTAL RETURN      LARGE CAP GROWTH          VALUE
       SUBACCOUNT               SUBACCOUNT            SUBACCOUNT(a)   SUBACCOUNT(b)        SUBACCOUNT          SUBACCOUNT
    ----------------   ----------------------------   -------------   -------------   ---------------------   -------------
         79,759                   66,823                  58,702             --               86,958             127,927
         22,312                   25,296                   7,590         14,489                8,196              27,531
        (19,158)                 (16,525)                (66,292)        (2,781)             (16,899)            (18,551)
        -------                  -------                 -------         ------              -------             -------
         82,913                   75,594                      --         11,708               78,255             136,907
        =======                  =======                 =======         ======              =======             =======
         72,909                   49,553                  55,621             --               93,010             120,501
         35,806                   31,063                  14,864             --               14,761              27,154
        (28,956)                 (13,793)                (11,783)            --              (20,813)            (19,728)
        -------                  -------                 -------         ------              -------             -------
         79,759                   66,823                  58,702             --               86,958             127,927
        =======                  =======                 =======         ======              =======             =======
         43,266                   44,975                  60,793             --              109,828             121,855
         42,389                   14,923                  12,289             --               14,578              27,213
        (12,746)                 (10,345)                (17,461)            --              (31,396)            (28,567)
        -------                  -------                 -------         ------              -------             -------
         72,909                   49,553                  55,621             --               93,010             120,501
        =======                  =======                 =======         ======              =======             =======
         28,212                   42,019                  61,207             --              118,611             118,785
         24,819                   12,547                  15,759             --               23,276              30,204
         (9,765)                  (9,591)                (16,173)            --              (32,059)            (27,134)
        -------                  -------                 -------         ------              -------             -------
         43,266                   44,975                  60,793             --              109,828             121,855
        =======                  =======                 =======         ======              =======             =======

           MFS
     INVESTORS TRUST
       SUBACCOUNT
     ---------------
          22,385
          31,767
          (8,463)
         -------
          45,689
         =======
          19,806
           7,217
          (4,638)
         -------
          22,385
         =======
          18,771
           6,521
          (5,486)
         -------
          19,806
         =======
          14,955
          26,842
         (23,026)
         -------
          18,771
         =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                            MFS           FI MID CAP     MET/PUTNAM           FI            STATE STREET RESEARCH
                                     RESEARCH MANAGERS   OPPORTUNITIES    VOYAGER     INTERNATIONAL STOCK          AURORA
                                       SUBACCOUNT(a)     SUBACCOUNT(a)   SUBACCOUNT       SUBACCOUNT             SUBACCOUNT
                                     -----------------   -------------   ----------   -------------------   ---------------------
(IN THOUSANDS)
Outstanding at December 31, 2003...        26,052            6,234         33,487            70,847                 88,950
Activity 2004:
 Issued............................         2,045            3,466          3,529            10,458                 36,452
 Redeemed..........................       (28,097)          (9,700)        (6,732)          (13,759)               (15,568)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2004...            --               --         30,284            67,546                109,834
                                          =======           ======        =======           =======                =======
Outstanding at December 31, 2002...        26,812              987         30,822            63,481                 62,270
Activity 2003:
 Issued............................         5,173            6,150         12,919            46,597                 40,405
 Redeemed..........................        (5,933)            (903)       (10,254)          (39,231)               (13,725)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2003...        26,052            6,234         33,487            70,847                 88,950
                                          =======           ======        =======           =======                =======
Outstanding at December 31, 2001...        31,555               --         28,544            58,910                 25,355
Activity 2002:
 Issued............................         4,736            1,268         14,434            50,660                 50,130
 Redeemed..........................        (9,479)            (281)       (12,156)          (46,089)               (13,215)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2002...        26,812              987         30,822            63,481                 62,270
                                          =======           ======        =======           =======                =======
Outstanding at December 31, 2000...        36,163               --         15,758            58,501                     --
Activity 2001:
 Issued............................        12,143               --         78,373            54,104                 30,519
 Redeemed..........................       (16,751)              --        (65,587)          (53,695)                (5,164)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2001...        31,555               --         28,544            58,910                 25,355
                                          =======           ======        =======           =======                =======

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

     FI MID CAP       RUSSELL         METLIFE      FRANKLIN TEMPLETON      NEUBERGER BERMAN      HARRIS OAKMARK
    OPPORTUNITIES    2000 INDEX     STOCK INDEX     SMALL CAP GROWTH    PARTNERS MID CAP VALUE   LARGE CAP VALUE
    SUBACCOUNT(c)    SUBACCOUNT     SUBACCOUNT         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
    -------------   ------------   -------------   ------------------   ----------------------   ---------------
        8,400          24,725         18,668             23,037                 12,944               28,297
       11,054          15,080          7,472              9,810                 15,061               20,183
       (2,954)         (6,268)        (3,144)            (4,321)                (3,088)              (5,400)
       ------          ------         ------             ------                 ------               ------
       16,500          33,537         22,996             28,526                 24,917               43,080
       ======          ======         ======             ======                 ======               ======
        7,213          12,285         11,103             13,799                  6,309                7,146
        3,504          16,432          9,831             13,617                  9,117               24,391
       (2,317)         (3,992)        (2,266)            (4,379)                (2,482)              (3,240)
       ------          ------         ------             ------                 ------               ------
        8,400          24,725         18,668             23,037                 12,944               28,297
       ======          ======         ======             ======                 ======               ======
        6,391           5,136          4,014              4,504                  1,361                   --
        5,124          10,069          9,296             12,906                  6,975                8,278
       (4,302)         (2,920)        (2,207)            (3,611)                (2,027)              (1,132)
       ------          ------         ------             ------                 ------               ------
        7,213          12,285         11,103             13,799                  6,309                7,146
       ======          ======         ======             ======                 ======               ======
           --              --             --                 --                     --                   --
        8,521           6,277          4,799              4,995                  1,560                   --
       (2,130)         (1,141)          (785)              (491)                  (199)                  --
       ------          ------         ------             ------                 ------               ------
        6,391           5,136          4,014              4,504                  1,361                   --
       ======          ======         ======             ======                 ======               ======

     STATE STREET RESEARCH
        LARGE CAP VALUE
          SUBACCOUNT
     ---------------------
             8,101
            13,276
            (2,187)
            ------
            19,190
            ======
             2,161
             7,100
            (1,160)
            ------
             8,101
            ======
                --
             2,465
              (304)
            ------
             2,161
            ======
                --
                --
                --
            ------
                --
            ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                                    LEHMAN BROTHERS      MORGAN STANLEY   METLIFE MID CAP   STATE STREET RESEARCH
                                                  AGGREGATE BOND INDEX     EAFE INDEX       STOCK INDEX       INVESTMENT TRUST
                                                       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                  --------------------   --------------   ---------------   ---------------------
(IN THOUSANDS)
Outstanding at December 31, 2003................         51,282              25,459           23,561                2,209
Activity 2004:
 Issued.........................................         19,326              16,199           11,122                  840
 Redeemed.......................................        (13,287)             (5,812)          (4,850)                (358)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2004................         57,321              35,846           29,833                2,691
                                                        =======             =======           ======                =====
Outstanding at December 31, 2002................         31,759              12,329           12,371                1,335
Activity 2003:
 Issued.........................................         33,238              25,386           14,336                1,311
 Redeemed.......................................        (13,715)            (12,256)          (3,146)                (437)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2003................         51,282              25,459           23,561                2,209
                                                        =======             =======           ======                =====
Outstanding at December 31, 2001................         12,364               4,168            4,234                  412
Activity 2002:
 Issued.........................................         24,890              12,334           12,151                1,202
 Redeemed.......................................         (5,495)             (4,173)          (4,014)                (279)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2002................         31,759              12,329           12,371                1,335
                                                        =======             =======           ======                =====
Outstanding at December 31, 2000................             --                  --               --                   --
Activity 2001:
 Issued.........................................         15,556               5,301            8,631                  444
 Redeemed.......................................         (3,192)             (1,133)          (4,397)                 (32)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2001................         12,364               4,168            4,234                  412
                                                        =======             =======           ======                =====

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

     T. ROWE PRICE      T. ROWE PRICE        SCUDDER      STATE STREET RESEARCH   STATE STREET RESEARCH            MFS
    LARGE CAP GROWTH   SMALL CAP GROWTH   GLOBAL EQUITY     AGGRESSIVE GROWTH          DIVERSIFIED        RESEARCH INTERNATIONAL
       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
    ----------------   ----------------   -------------   ---------------------   ---------------------   ----------------------
            --                --               --                  --                      --                     20,694
         4,881               691               50                  25                      64                     11,234
          (188)              (51)              (2)                 (1)                     (2)                    (3,736)
         -----               ---               --                  --                      --                     ------
         4,693               640               48                  24                      62                     28,192
         =====               ===               ==                  ==                      ==                     ======
            --                --               --                  --                      --                      9,959
            --                --               --                  --                      --                     16,268
            --                --               --                  --                      --                     (5,533)
         -----               ---               --                  --                      --                     ------
            --                --               --                  --                      --                     20,694
         =====               ===               ==                  ==                      ==                     ======
            --                --               --                  --                      --                      1,919
            --                --               --                  --                      --                      9,783
            --                --               --                  --                      --                     (1,743)
         -----               ---               --                  --                      --                     ------
            --                --               --                  --                      --                      9,959
         =====               ===               ==                  ==                      ==                     ======
            --                --               --                  --                      --                         --
            --                --               --                  --                      --                      2,103
            --                --               --                  --                      --                       (184)
         -----               ---               --                  --                      --                     ------
            --                --               --                  --                      --                      1,919
         =====               ===               ==                  ==                      ==                     ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                            T. ROWE PRICE       PIMCO           PIMCO         LORD ABBETT           MET/AIM
                                            MID-CAP GROWTH   TOTAL RETURN   PEA INNOVATION   BOND DEBENTURE   MID CAP CORE EQUITY
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                            --------------   ------------   --------------   --------------   -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003..........      30,181         150,686          26,679           30,138              9,721
Activity 2004:
 Issued...................................      31,745          60,839          18,517           21,533              7,968
 Redeemed.................................      (6,956)        (28,790)        (10,077)          (7,951)            (2,084)
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2004..........      54,970         182,735          35,119           43,720             15,605
                                                ======         =======         =======           ======             ======
Outstanding at December 31, 2002..........      13,146          85,503           9,468           10,930              2,044
Activity 2003:
 Issued...................................      21,154          96,819          23,617           23,386              8,669
 Redeemed.................................      (4,119)        (31,636)         (6,406)          (4,178)              (992)
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2003..........      30,181         150,686          26,679           30,138              9,721
                                                ======         =======         =======           ======             ======
Outstanding at December 31, 2001..........       3,695          15,505           3,963            2,365                 --
Activity 2002:
 Issued...................................      12,150          81,046          11,733           10,131              2,344
 Redeemed.................................      (2,699)        (11,048)         (6,228)          (1,566)              (300)
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2002..........      13,146          85,503           9,468           10,930              2,044
                                                ======         =======         =======           ======             ======
Outstanding at December 31, 2000..........          --              --              --               --                 --
Activity 2001:
 Issued...................................       4,099          16,304           4,897            2,701                 --
 Redeemed.................................        (404)           (799)           (934)            (336)                --
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2001..........       3,695          15,505           3,963            2,365                 --
                                                ======         =======         =======           ======             ======

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

        MET/AIM        HARRIS OAKMARK         JANUS         NEUBERGER BERMAN   AMERICAN FUNDS   AMERICAN FUNDS
    SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH     REAL ESTATE          GROWTH       GROWTH-INCOME
       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
    ----------------   --------------   -----------------   ----------------   --------------   --------------
          6,954            13,499             14,238                --             17,878           20,819
          3,353            27,741              4,444             1,350              9,860           10,524
         (1,160)           (3,787)            (3,425)              (47)            (2,213)          (2,822)
         ------            ------            -------             -----             ------           ------
          9,147            37,453             15,257             1,303             25,525           28,521
         ======            ======            =======             =====             ======           ======
          2,251               828              9,888                --              8,788           10,667
          5,597            14,951             18,160                --             10,959           12,200
           (894)           (2,280)           (13,810)               --             (1,869)          (2,048)
         ------            ------            -------             -----             ------           ------
          6,954            13,499             14,238                --             17,878           20,819
         ======            ======            =======             =====             ======           ======
             --                --              3,620                --              2,134            2,993
          2,420               989              8,375                --              7,844            9,367
           (169)             (161)            (2,107)               --             (1,190)          (1,693)
         ------            ------            -------             -----             ------           ------
          2,251               828              9,888                --              8,788           10,667
         ======            ======            =======             =====             ======           ======
             --                --                 --                --                 --               --
             --                --              3,908                --              2,430            3,387
             --                --               (288)               --               (296)            (394)
         ------            ------            -------             -----             ------           ------
             --                --              3,620                --              2,134            2,993
         ======            ======            =======             =====             ======           ======

           AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT
     ---------------------------
               20,950
               18,672
               (5,757)
               ------
               33,865
               ======
               11,246
               15,889
               (6,185)
               ------
               20,950
               ======
                2,562
               10,538
               (1,854)
               ------
               11,246
               ======
                   --
                2,887
                 (325)
               ------
                2,562
               ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                              STATE STREET RESEARCH    STATE STREET RESEARCH    HARRIS OAKMARK           FI
                                                   BOND INCOME             MONEY MARKET          FOCUSED VALUE      VALUE LEADERS
                                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                              ---------------------    ---------------------    ---------------    ---------------
2004
Units (In Thousands)........................             44,993                   50,349                95,575             37,898
Unit Fair Value, Lowest to Highest(1).......     $ 3.78 to 4.78           $1.85 to $2.33        $3.04 to $3.43     $2.39 to $2.70
Net Assets (In Thousands)...................     $      207,437           $      112,383        $      321,835     $      100,975
Investment Income Ratio to Net Assets(2)....               5.76%                    0.79%                 1.07%              1.28%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%           1.15% to 2.20%        1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            2% to 3%            -1% to -0.37%              7% to 9%         11% to 12%
2003
Units (In Thousands)........................             45,291                   60,533                87,715             43,099
Unit Fair Value, Lowest to Highest(1).......     $3.71 to $4.64           $1.87 to $2.34        $2.83 to $3.16     $2.15 to $2.40
Net Assets (In Thousands)...................     $      203,909           $      136,176        $      273,122     $      102,454
Investment Income Ratio to Net Assets(2)....               3.08%                    0.73%                 0.11%              0.72%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%           1.15% to 2.20%        1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            1% to 4%               -2% to -1%            27% to 31%         22% to 25%
2002
Units (In Thousands)........................             41,590                   69,741                69,108             48,994
Unit Fair Value, Lowest to Highest(1).......     $3.66 to $4.44           $1.94 to $2.35        $2.20 to $2.42     $1.75 to $1.92
Net Assets (In Thousands)...................     $      181,150           $      159,444        $      164,783     $       93,057
Investment Income Ratio to Net Assets(2)....               4.54%                    1.31%                 0.20%              0.92%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.45%           1.15% to 2.45%        1.15% to 2.45%     1.15% to 2.45%
Total Return, Lowest to Highest(4)..........            6% to 7%                -1% to 0%          -11% to -10%       -21% to -20%
2001
Units (In Thousands)........................             33,599                   53,150                48,535             61,754
Unit Fair Value, Lowest to Highest(1).......     $3.46 to $4.15           $1.96 to $2.35        $2.47 to $2.69     $2.22 to $2.41
Net Assets (In Thousands)...................     $      138,063           $      123,089        $      129,180     $      147,774
Investment Income Ratio to Net Assets(2)....                8.0%                     3.6%                  0.5%               0.9%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 1.85%           1.15% to 1.85%        1.15% to 1.85%     1.15% to 1.86%
Total Return, Lowest to Highest(4)..........            3% to 7%                 0% to 3%             4% to 26%        -15% to -9%

                                              LOOMIS SAYLES
                                                SMALL CAP
                                                SUBACCOUNT
                                              --------------
2004
Units (In Thousands)........................          50,287
Unit Fair Value, Lowest to Highest(1).......  $2.45 to $2.75
Net Assets (In Thousands)...................  $      136,250
Investment Income Ratio to Net Assets(2)....            0.00%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 2.20%
Total Return, Lowest to Highest(4)..........       14% to 15%
2003
Units (In Thousands)........................          51,558
Unit Fair Value, Lowest to Highest(1).......  $2.16 to $2.39
Net Assets (In Thousands)...................  $      121,881
Investment Income Ratio to Net Assets(2)....            0.00%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 2.20%
Total Return, Lowest to Highest(4)..........       30% to 35%
2002
Units (In Thousands)........................          51,595
Unit Fair Value, Lowest to Highest(1).......  $1.63 to $1.77
Net Assets (In Thousands)...................  $       90,703
Investment Income Ratio to Net Assets(2)....            0.11%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 2.45%
Total Return, Lowest to Highest(4)..........             -23%
2001
Units (In Thousands)........................          59,538
Unit Fair Value, Lowest to Highest(1).......  $2.13 to $2.29
Net Assets (In Thousands)...................  $      135,409
Investment Income Ratio to Net Assets(2)....             7.3%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 1.85%
Total Return, Lowest to Highest(4)..........      -10% to -5%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

    SALOMON BROTHERS         SALOMON BROTHERS                                 MFS         STATE STREET RESEARCH        DAVIS
    U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES      BALANCED        TOTAL RETURN       LARGE CAP GROWTH       VENTURE VALUE
       SUBACCOUNT               SUBACCOUNT             SUBACCOUNT(a)     SUBACCOUNT(b)         SUBACCOUNT           SUBACCOUNT
    ----------------   ----------------------------   ---------------   ---------------   ---------------------   ---------------
             82,913                   75,594                      --             11,708              78,255              136,907
     $1.47 to $1.63           $1.84 to $2.05                      --    $3.47 to $41.49      $2.36 to $2.63       $2.86 to $3.18
     $      132,938           $      151,993          $           --    $       100,941      $      203,136       $      429,391
               2.18%                    3.00%                   2.96%              0.00%               0.00%                0.55%
                   %           1.15% to 2.20%          1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%       1.15% to 2.20%
      1.15% to 2.20
            1% to 2%                 4% to 5%                     -1%           8% to 9%            6% to 7%           10% to 11%
             79,759                   66,823                  58,702                 --              86,958              127,927
     $1.46 to $1.61           $1.77 to $1.94          $1.37 to $1.51    $            --      $2.22 to $2.45       $2.61 to $2.87
     $      126,215           $      128,147          $       87,677    $            --      $      210,554       $      363,051
               1.71%                    1.89%                   2.81%                --                0.05%                0.34%
                   %           1.15% to 2.20%          1.15% to 2.20%                --       1.15% to 2.20%       1.15% to 2.20%
      1.15% to 2.20
           -1% to 0%                4% to 11%              13% to 18%                --           23% to 33%           25% to 29%
             72,909                   49,553                  55,621                 --              93,010              120,501
     $1.48 to $1.60           $1.62 to $1.75          $1.18 to $1.28    $            --      $1.70 to $1.83       $2.06 to $2.22
     $      115,249           $       85,879          $       70,508    $            --      $      169,121       $      265,311
               4.16%                    6.88%                   2.44%                --                0.00%                0.88%
                   %           1.35% to 1.40%          1.15% to 2.45%                --       1.15% to 2.45%       1.15% to 2.45%
      1.35% to 1.40
            5% to 6%                 7% to 8%            -16% to -15%                --         -35% to -34%         -18% to -17%
             43,266                   44,975                  60,793                 --             109,828              121,855
     $1.41 to $1.50           $1.51 to $1.62          $1.40 to $1.50    $            --      $2.60 to $2.78       $2.52 to $2.69
     $       64,481           $       72,204          $       90,522    $            --      $      303,228       $      325,852
                5.7%                     6.9%                    4.1%                --                 6.1%                10.4%
                   %           1.15% to 1.85%          1.15% to 1.85%                --       1.15% to 1.85%       1.15% to 1.85%
      1.15% to 1.85
            3% to 5%                 2% to 5%              -6% to -2%                --          -13% to -9%          -12% to -5%

           MFS
     INVESTORS TRUST
       SUBACCOUNT
     ---------------
             45,689
     $0.82 to $0.87
     $       39,775
               0.32%
      1.15% to 2.20%
           9% to 10%
             22,385
     $0.75 to $0.79
     $       17,582
               0.28%
      1.15% to 2.20%
          16% to 20%
             19,806
     $0.64 to $0.66
     $       12,979
               0.45%
      1.15% to 2.45%
        -26% to -21%
             18,771
     $0.81 to $0.84
     $       15,612
                0.4%
      1.15% to 1.85%
         -17% to -7%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                         MFS             FI MID CAP        MET/PUTNAM              FI              STATE STREET
                                  RESEARCH MANAGERS    OPPORTUNITIES        VOYAGER        INTERNATIONAL STOCK    RESEARCH AURORA
                                     SUBACCOUNT        SUBACCOUNT(a)       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                  -----------------    --------------    --------------    -------------------    ---------------
2004
Units (In Thousands)............               --                 --             30,284              67,546              109,834
Unit Fair Value, Lowest to
 Highest(1).....................               --                 --     $0.42 to $0.45      $1.22 to $1.41       $1.75 to $1.84
Net Assets (In Thousands).......   $           --      $          --     $       13,424      $       93,762       $      200,343
Investment Income Ratio to Net
 Assets(2)......................             0.46%              7.71%              0.06%               1.24%                0.00%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to
 Highest(4).....................         -1% to 1%                -2%           2% to 3%          15% to 17%           13% to 14%
2003
Units (In Thousands)............           26,052              6,234             33,487              70,847               88,950
Unit Fair Value, Lowest to
 Highest(1).....................   $0.77 to $0.81      $1.12 to $1.14    $0.42 to $0.43      $1.06 to $1.21       $1.56 to $1.62
Net Assets (In Thousands).......   $       20,954      $       7,082     $       14,356      $       84,486       $      142,779
Investment Income Ratio to Net
 Assets(2)......................             0.84%              2.40%              0.00%               0.64%                0.00%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to
 Highest(4).....................        18% to 23%         32% to 40%         16% to 24%          25% to 26%           46% to 48%
2002
Units (In Thousands)............           26,812                987             30,822              63,481               62,270
Unit Fair Value, Lowest to
 Highest(1).....................   $0.64 to $0.66      $        0.81     $0.34 to $0.35      $0.86 to $0.96       $1.06 to $1.09
Net Assets (In Thousands).......   $       17,632      $         798     $       10,651      $       60,050       $       67,539
Investment Income Ratio to Net
 Assets(2)......................             0.17%              0.00%              0.00%               0.86%                0.49%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 2.45%     1.35% to 1.40%     1.15% to 2.45%      1.15% to 2.45%       1.15% to 2.45%
Total Return, Lowest to Highest
 (4)............................      -26% to -25%               -19%               -30%                -19%         -23% to -22%
2001
Units (In Thousands)............           31,555                 --             28,544              58,910               25,355
Unit Fair Value, Lowest to
 Highest (1)....................   $0.86 to $0.88                 --     $         0.49      $1.06 to $1.18       $1.38 to $1.40
Net Assets (In Thousands).......   $       27,740                 --     $       14,078      $       68,676       $       35,487
Investment Income Ratio to Net
 Assets(2)......................              1.0%                --                0.0%                3.7%                 0.3%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 1.85%                --      1.15% to 1.85%      1.15% to 1.85%       1.15% to 1.85%
Total Return, Lowest to Highest
 (4)............................      -22% to -10%                --        -31% to -14%         -22% to -9%           -2% to 14%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

      FI MID CAP        RUSSELL          METLIFE       FRANKLIN TEMPLETON      NEUBERGER BERMAN      HARRIS OAKMARK
    OPPORTUNITIES      2000 INDEX      STOCK INDEX      SMALL CAP GROWTH    PARTNERS MID CAP VALUE   LARGE CAP VALUE
    SUBACCOUNT(c)      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
    --------------   --------------   --------------   ------------------   ----------------------   ---------------
           16,500            33,537           22,996             28,526                 24,917               43,080
    $1.55 to $1.69   $1.47 to $1.57   $3.27 to $3.81     $0.95 to $0.98         $2.06 to $2.20       $1.25 to $1.34
    $      27,295    $       51,805   $       84,856     $       27,882         $       54,049       $       56,880
             0.43%             0.33%            0.74%              0.00%                  2.42%                0.39%
    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%     1.15% to 2.20%         1.15% to 2.20%       1.15% to 2.20%
        14% to 18%        15% to 16%         8% to 9%          9% to 10%             20% to 21%            9% to 10%
            8,400            24,725           18,668             23,037                 12,944               28,297
    $1.36 to $1.46   $1.28 to $1.35   $3.03 to $3.50     $0.87 to $0.90         $1.72 to $1.81       $1.15 to $1.22
    $      12,047    $       32,968   $       63,223     $       20,527         $       23,208       $       34,052
             0.00%             0.40%            1.31%              0.00%                  0.19%                0.00%
    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%     1.15% to 2.20%         1.15% to 2.20%       1.15% to 2.20%
        25% to 33%        38% to 44%       21% to 26%         37% to 43%             30% to 35%           19% to 24%
            7,213            12,285           11,103             13,799                  6,309                7,146
    $1.04 to $1.10   $0.90 to $0.94   $2.45 to $2.77     $0.62 to $0.63         $1.30 to $1.35       $0.94 to $0.98
    $       7,806    $       11,406   $       29,767     $        8,615         $        8,419       $        6,941
             0.00%             0.52%            1.54%              0.00%                  0.15%                0.55%
    1.15% to 2.45%    1.15% to 2.45%   1.15% to 2.45%     1.15% to 2.45%         1.15% to 2.45%       1.35% to 1.40%
      -31% to -30%              -22%     -24% to -23%       -30% to -29%           -12% to -11%         -18% to -15%
            6,391             5,136            4,014              4,504                  1,361                   --
    $1.50 to $1.57   $1.16 to $1.19   $3.23 to $3.61     $         0.88         $ 1.47 to $1.5                   --
    $       9,896    $        6,037   $       14,055     $        3,961         $        2,042                   --
              0.0%              0.1%             0.7%               0.0%                   0.0%                  --
    1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.85%     1.15% to 1.85%         1.15% to 1.85%                  --
      -40% to -17%        -3% to -1%      -15% to -7%        -12% to -8%             -4% to -3%                  --

     STATE STREET RESEARCH
        LARGE CAP VALUE
          SUBACCOUNT
     ---------------------
                19,190
        $1.16 to $1.19
        $       22,712
                  0.00%
         1.15% to 2.20%
             11% to 12%
                 8,101
        $1.04 to $1.06
        $        8,575
                  1.21%
         1.15% to 2.20%
             28% to 34%
                 2,161
        $         0.79
        $        1,712
                  0.80%
         1.35% to 1.40%
           -23% to -21%
                    --
                    --
                    --
                    --
                    --
                    --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                                LEHMAN BROTHERS       MORGAN STANLEY     METLIFE MID CAP    STATE STREET RESEARCH
                                              AGGREGATE BOND INDEX      EAFE INDEX         STOCK INDEX        INVESTMENT TRUST
                                                   SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                              --------------------    ---------------    ---------------    ---------------------
2004
Units (In Thousands)........................             57,321               35,846             29,833                 2,691
Unit Fair Value, Lowest to Highest(1).......     $1.22 to $1.30       $1.06 to $1.13     $1.26 to $1.32        $5.53 to $6.93
Net Assets (In Thousands)...................     $       73,408       $       39,984     $       39,021        $       17,810
Investment Income Ratio to Net Assets(2)....               2.87%                0.53%              0.58%                 0.57%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%       1.15% to 2.20%     1.15% to 2.20%        1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            2% to 3%           17% to 18%         13% to 14%              8% to 9%
2003
Units (In Thousands)........................             51,282               25,459             23,561                 2,209
Unit Fair Value, Lowest to Highest(1).......     $1.20 to $1.26       $0.91 to $0.96     $1.11 to $1.15        $5.11 to $6.34
Net Assets (In Thousands)...................     $       64,081       $       24,126     $       26,978        $       13,364
Investment Income Ratio to Net Assets(2)....               5.38%                1.10%              0.28%                 0.57%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%       1.15% to 2.20%     1.15% to 2.20%        1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            0% to 2%           34% to 36%         30% to 33%            21% to 28%
2002
Units (In Thousands)........................             31,759               12,329             12,371                 1,335
Unit Fair Value, Lowest to Highest(1).......     $1.19 to $1.24       $0.68 to $0.71     $0.85 to $0.87        $4.10 to $4.94
Net Assets (In Thousands)...................     $       38,892       $        8,631     $       10,670        $        6,287
Investment Income Ratio to Net Assets(2)....               2.12%                0.32%              0.26%                 0.48%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.45%       1.15% to 2.45%     1.15% to 2.45%        1.15% to 2.45%
Total Return, Lowest to Highest(4)..........            8% to 9%                 -18%       -17% to -16%          -28% to -27%
2001
Units (In Thousands)........................             12,364                4,168              4,234                   412
Unit Fair Value, Lowest to Highest(1).......     $1.10 to $1.14       $0.83 to $0.86     $1.02 to $1.03        $5.68 to $6.77
Net Assets (In Thousands)...................     $       13,956       $        3,547     $        4,326        $        2,640
Investment Income Ratio to Net Assets(2)....                0.7%                 0.2%               0.2%                  0.0%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 1.85%       1.15% to 1.85%     1.15% to 1.85%        1.15% to 1.85%
Total Return, Lowest to Highest(4)..........            3% to 5%         -23% to -10%         -2% to -1%           -12% to -9%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

     T. ROWE PRICE      T. ROWE PRICE      SCUDDER GLOBAL    STATE STREET RESEARCH   STATE STREET RESEARCH    MFS RESEARCH
    LARGE CAP GROWTH   SMALL CAP GROWTH        EQUITY          AGGRESSIVE GROWTH          DIVERSIFIED         INTERNATIONAL
     SUBACCOUNT (B)     SUBACCOUNT(B)      SUBACCOUNT(B)         SUBACCOUNT(B)           SUBACCOUNT(B)         SUBACCOUNT
    ----------------   ----------------   ----------------   ---------------------   ---------------------   ---------------
              4,693                640                  48                    24                     62              28,192
     $1.15 to $1.23     $1.24 to $1.35    $13.82 to $15.00     $ 33.95 to $38.80       $32.88 to $39.92      $1.08 to $1.14
     $        5,702     $          846    $            700     $             901       $          2,385      $       31,972
               0.00%              0.00%               0.00%                 0.00%                  0.00%               0.27%
      1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%        1.15% to 2.20%         1.15% to 2.20%      1.15% to 2.20%
            8% to 9%           6% to 7%          15% to 16%            10% to 11%               7% to 8%          17% to 18%
                 --                 --                  --                    --                     --              20,694
                 --                 --                  --                    --                     --      $0.93 to $0.97
     $           --     $           --    $             --     $              --       $             --      $       19,896
                 --                 --                  --                    --                     --                0.77%
                 --                 --                  --                    --                     --       1.15% to 2.20%
                 --                 --                  --                    --                     --           29% to 31%
                 --                 --                  --                    --                     --               9,959
                 --                 --                  --                    --                     --      $0.73 to $0.74
     $           --     $           --    $             --     $              --       $             --      $        7,348
                 --                 --                  --                    --                     --                0.19%
                 --                 --                  --                    --                     --       1.15% to 2.45%
                 --                 --                  --                    --                     --         -14% to -13%
                 --                 --                  --                    --                     --               1,919
                 --                 --                  --                    --                     --      $0.84 to $0.85
     $           --     $           --    $             --     $              --       $             --      $        1,659
                 --                 --                  --                    --                     --                 0.0%
                 --                 --                  --                    --                     --       1.40% to 2.10%
                 --                 --                  --                    --                     --         -13% to -11%

      T. ROWE PRICE
     MID-CAP GROWTH
       SUBACCOUNT
     ---------------
             54,970
     $0.69 to $0.72
     $       39,189
               0.00%
      1.15% to 2.20%
          15% to 16%
             30,181
     $0.60 to $0.62
     $       18,501
               0.00%
      1.15% to 2.20%
          28% to 35%
             13,146
     $0.45 to $0.46
     $        5,979
               0.76%
      1.15% to 2.45%
                -45%
              3,695
     $0.82 to $0.83
     $        3,069
                0.0%
      1.15% to 1.85%
        -16% to -11%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                                          PIMCO              PIMCO           LORD ABBETT            MET/AIM
                                                       TOTAL RETURN     PEA INNOVATION     BOND DEBENTURE     MID CAP CORE EQUITY
                                                        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      --------------    ---------------    ---------------    -------------------
2004
Units (In Thousands)................................         182,735            35,119             43,720               15,605
Unit Fair Value, Lowest to Highest(1)...............  $1.17 to $1.22    $0.42 to $0.44     $1.59 to $1.72       $1.32 to $1.37
Net Assets (In Thousands)...........................  $      221,330    $       15,289     $       73,819       $       21,209
Investment Income Ratio to Net Assets(2)............            7.02%             0.08%              3.80%                0.00%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to Highest(4)..................         3% to 4%        -6% to -5%           6% to 7%           12% to 13%
2003
Units (In Thousands)................................         150,686            26,679             30,138                9,721
Unit Fair Value, Lowest to Highest(1)...............  $1.14 to $1.18    $0.45 to $0.46     $1.50 to $1.61       $1.18 to $1.21
Net Assets (In Thousands)...........................  $      176,163    $       12,292     $       47,626       $       11,707
Investment Income Ratio to Net Assets(2)............            2.47%             0.00%              2.38%                1.35%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to Highest (4).................         0% to 3%        38% to 56%          9% to 18%           23% to 25%
2002
Units (In Thousands)................................          85,503             9,468             10,930                2,044
Unit Fair Value, Lowest to Highest (1)..............  $1.12 to $1.14    $0.29 to $0.30     $1.28 to $1.37       $0.96 to $0.97
Net Assets (In Thousands)...........................  $       97,131    $        2,804     $       14,700       $        1,976
Investment Income Ratio to Net Assets(2)............            0.00%             0.00%              5.94%                0.15%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 2.45%    1.15% to 2.45%     1.15% to 2.45%       1.35% to 1.40%
Total Return, Lowest to Highest (4).................         7% to 8%      -52% to -51%          -3% to 2%         -16% to -12%
2001
Units (In Thousands)................................          15,505             3,963              2,365                   --
Unit Fair Value, Lowest to Highest (1)..............  $         1.07    $         0.61     $1.32 to $1.39                   --
Net Assets (In Thousands)...........................  $       16,337    $        2,414     $        3,236                   --
Investment Income Ratio to Net Assets(2)............             1.6%              0.0%               2.0%                  --
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 1.85%    1.15% to 1.85%     1.15% to 1.85%                  --
Total Return, Lowest to Highest (4).................         6% to 7%      -26% to -19%          -1% to 1%                  --

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

        MET/AIM        HARRIS OAKMARK    JANUS AGGRESSIVE    NEUBERGER BERMAN     AMERICAN FUNDS     AMERICAN FUNDS
    SMALL CAP GROWTH    INTERNATIONAL         GROWTH            REAL ESTATE           GROWTH          GROWTH-INCOME
       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(b)        SUBACCOUNT         SUBACCOUNT
    ----------------   ---------------   -----------------   -----------------   -----------------   ---------------
              9,147            37,453             15,257                1,303              25,525            28,521
     $1.19 to $1.23    $1.36 to $1.41     $0.70 to $0.73     $12.76 to $12.86    $10.28 to $12.80    $7.85 to $9.77
     $       11,152    $       52,523     $       11,042     $         16,723    $        312,820    $      266,272
               0.00%             0.01%              0.00%                7.28%               0.19%             0.97%
      1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%       1.15% to 2.20%      1.40% to 2.45%    1.40% to 2.45%
            4% to 5%        17% to 21%           6% to 7%           28% to 29%          10% to 11%          8% to 9%
              6,954            13,499             14,238                   --              17,878            20,819
     $1.14 to $1.17    $1.15 to $1.18     $0.66 to $0.68                   --    $ 9.36 to $11.54    $7.29 to $8.98
     $        8,077    $       15,911     $        9,639     $             --    $        197,730    $      178,810
               0.00%             1.98%              0.00%                  --                0.13%             1.22%
      1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%                  --       1.40% to 2.45%    1.40% to 2.45%
          33% to 37%        32% to 35%         21% to 28%                  --           24% to 35%        24% to 31%
              2,251               828              9,888                   --               8,788            10,667
     $0.84 to $0.85    $0.88 to $0.89     $0.52 to $0.53                   --    $  7.28 to $8.39    $5.75 to $6.88
     $        1,908    $          732     $        5,226     $             --    $         72,031    $       70,206
               0.00%             0.26%              0.00%                  --                0.05%             1.50%
      1.35% to 1.40%    1.35% to 1.40%     1.15% to 2.45%                  --       1.15% to 2.45%    1.15% to 2.45%
        -29% to -24%      -19% to -16%               -32%                  --                 -26%      -20% to -19%
                 --                --              3,620                   --               2,134             2,993
                 --                --     $0.77 to $0.78                   --    $ 9.67 to $11.48    $7.20 to $8.54
                 --                --     $        2,804     $             --    $         23,354    $       24,355
                 --                --                0.0%                  --                 5.6%              2.5%
                 --                --      1.15% to 1.85%                  --       1.40% to 2.10%    1.40% to 2.10%
                 --                --        -23% to -18%                  --         -15% to -11%        -4% to -3%

           AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT
     ---------------------------
                   33,865
           $1.82 to $1.95
           $       65,211
                     0.00%
            1.40% to 2.45%
                18% to 19%
                   20,950
           $1.54 to $1.64
           $       33,905
                     0.50%
            1.40% to 2.45%
                46% to 51%
                   11,246
           $1.03 to $1.08
           $       12,042
                     0.77%
            1.15% to 2.45%
              -21% to -20%
                    2,562
           $1.31 to $1.35
           $        3,437
                      0.9%
            1.15% to 1.85%
                -9% to -8%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

7. PORTFOLIO MERGERS, CHANGE OF PORTFOLIO NAME AND SHARE SUBSTITUTIONS

Effective May 3, 2004, the FI Mid Cap Opportunities Portfolio, the MFS Research Managers Portfolio and the Balanced Portfolio of the Metropolitan Fund merged with the Janus Mid Cap Portfolio, the MFS Investors Trust Portfolio and the MFS Total Return Portfolio of the Metropolitan Fund, respectively. The Janus Mid Cap Portfolio subsequently changed its name to the FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, the FI Structured Equity Portfolio and the PIMCO Innovation Portfolio changed their names to the FI Value Leaders Portfolio and the PIMCO PEA Innovation Portfolio, respectively.

Effective May 3, 2004, the Alger Equity Growth Subaccount substituted all of its shares in the Alger Equity Growth Portfolio of the Metropolitan Fund for shares in the State Street Research Large Cap Growth Portfolio of the Metropolitan Fund and changed its name to the State Street Research Large Cap Subaccount.

Effective January 1, 2003, the MFS Mid Cap Growth Portfolio changed subadvisers from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to the T. Rowe Price Mid-Cap Growth Portfolio. The State Street Research Concentrated International Portfolio changed sub-advisers from State Street Research & Management Company to Harris Associates L.P. and changed its name to the Harris Oakmark International Portfolio.

Effective April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

Effective May 1, 2003, the Putnam Large Cap Growth Portfolio changed its name to the Met/Putnam Voyager Portfolio and all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or subadviser.

Effective December 16, 2003, the Putnam International Stock Portfolio of the Metropolitan Fund changed its name to the FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam International Investment Management, LLC as subadviser.

8. SUBSEQUENT EVENT

On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings Inc. ("SSRM") and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock Inc. Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                       NEW ENGLAND LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       Consolidated Financial Statements
              for the Years Ended December 31, 2004, 2003 and 2002
                        and Independent Auditors' Report

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts in certain insurance products and goodwill as required by new accounting guidance which became effective on January 1, 2004 and January 1, 2002, respectively, and recorded the impact as cumulative effect of changes in accounting principles. In addition, the Company changed its method of accounting for mandatorily redeemable preferred stock as required by new accounting guidance which was adopted as of January 1, 2004.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 18, 2005
(October 24, 2005 as to Note 14)

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2004 AND 2003
(DOLLARS IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2004       2003
                                                              -------    -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $814 and $667, respectively)...........  $   846    $   702
  Equity securities, at fair value (cost: $1 and $23,
    respectively)...........................................        1         35
  Mortgage loans on real estate.............................        9          9
  Policy loans..............................................      308        279
  Other limited partnership interests.......................       16         17
  Short-term investments....................................       30         25
  Other invested assets.....................................        1          1
                                                              -------    -------
      Total investments.....................................    1,211      1,068
Cash and cash equivalents...................................       --         33
Accrued investment income...................................       18         18
Premiums and other receivables..............................      187        212
Deferred policy acquisition costs...........................    1,254      1,241
Current income taxes receivable.............................       11          4
Other assets................................................       62         54
Separate account assets.....................................    8,707      7,566
                                                              -------    -------
      TOTAL ASSETS..........................................  $11,450    $10,196
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $   419    $   389
  Policyholder account balances.............................      906        854
  Other policyholder funds..................................      341        308
  Policyholder dividends payable............................        3          3
  Shares subject to mandatory redemption....................      100         --
  Deferred income taxes payable.............................       43         46
  Other liabilities.........................................      107        146
  Separate account liabilities..............................    8,707      7,566
                                                              -------    -------
      TOTAL LIABILITIES.....................................   10,626      9,312
                                                              -------    -------
STOCKHOLDER'S EQUITY:
Preferred stock, no par value; 1,000,000 shares authorized;
  100,000 issued and outstanding at December 31, 2004 and
  2003......................................................       --         --
Common stock, par value $125 per share, 50,000 shares
  authorized; 20,000 shares issued and outstanding at
  December 31, 2004 and 2003................................        3          3
Additional paid-in capital..................................      458        558
Retained earnings...........................................      349        299
Accumulated other comprehensive income......................       14         24
                                                              -------    -------
      TOTAL STOCKHOLDER'S EQUITY............................      824        884
                                                              -------    -------
      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY............  $11,450    $10,196
                                                              =======    =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                              2004    2003    2002
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $ 77    $ 88    $ 91
Universal life and investment-type product policy fees......   468     462     407
Net investment income.......................................    55      53      36
Other revenues..............................................    89     142     190
Net investment gains (losses)...............................    15       4     (11)
                                                              ----    ----    ----
        TOTAL REVENUES......................................   704     749     713
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   130     127     131
Interest credited to policyholder account balances..........    34      33      30
Policyholder dividends......................................     6       5       5
Other expenses..............................................   473     549     520
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   643     714     686
                                                              ----    ----    ----
Income before provision for income taxes....................    61      35      27
Provision for income taxes..................................    19       6       7
                                                              ----    ----    ----
Income before cumulative effect of a change in accounting...    42      29      20
Cumulative effect of a change in accounting, net of income
  taxes.....................................................     8      --     (15)
                                                              ----    ----    ----
NET INCOME..................................................  $ 50    $ 29    $  5
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                                                       ACCUMULATED
                                                              ADDITIONAL                  OTHER
                                                     COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                     STOCK     CAPITAL     EARNINGS   INCOME (LOSS)   TOTAL
                                                     ------   ----------   --------   -------------   -----
BALANCE AT JANUARY 1, 2002.........................    $3       $ 647        $273         $  4        $ 927
  Dividends on preferred stock.....................                            (5)                       (5)
  Comprehensive income (loss):
    Net income.....................................                             5                         5
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets, reclassification adjustments
      and income taxes.............................                                         20           20
                                                                                                      -----
  Comprehensive income (loss)......................                                                      25
                                                       --       -----        ----         ----        -----
BALANCE AT DECEMBER 31, 2002.......................     3         647         273           24          947
  Dividends on preferred stock.....................                            (3)                       (3)
  Redemption of preferred stock....................              (100)                                 (100)
  Sale of subsidiary to affiliate..................                11                                    11
  Comprehensive income (loss):
    Net income.....................................                            29                        29
                                                                                                      -----
  Comprehensive income (loss)......................                                                      29
                                                       --       -----        ----         ----        -----
BALANCE AT DECEMBER 31, 2003.......................     3         558         299           24          884
  Change in accounting principle (Note 1)..........              (100)                                 (100)
  Comprehensive income (loss):
    Net income.....................................                            50                        50
    Other comprehensive income (loss):
      Unrealized investment gains (losses), net of
        related offsets, reclassification
        adjustments and income taxes...............                                        (10)         (10)
                                                                                                      -----
  Comprehensive income (loss)......................                                                      40
                                                       --       -----        ----         ----        -----
BALANCE AT DECEMBER 31, 2004.......................    $3       $ 458        $349         $ 14        $ 824
                                                       ==       =====        ====         ====        =====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                               2004      2003      2002
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income..................................................  $    50   $    29   $     5
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................        8         7         6
    Amortization of premiums and accretion of discounts
     associated with investments, net.......................        4         5         1
    (Gains) losses from sales of investments and businesses,
     net....................................................      (15)       (4)       11
    Change in undistributed income of other limited
     partnership interest...................................       (1)       (2)        4
    Interest credited to other policyholder account
     balances...............................................       34        33        30
    Universal life and investment-type product policy
     fees...................................................     (468)     (462)     (407)
    Change in accrued investment income.....................       (1)       (1)        2
    Change in premiums and other receivables................       26       (36)       (1)
    Change in deferred policy acquisition costs, net........      (12)      (15)      (66)
    Change in insurance-related liabilities.................       43        48        79
    Change in income taxes payable..........................       (4)      (32)       (4)
    Change in other assets..................................      195       173        86
    Change in other liabilities.............................      (42)     (100)      104
                                                              -------   -------   -------
Net cash used in operating activities.......................     (183)     (357)     (150)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      210       195       176
    Equity securities.......................................       55        32        14
    Other limited partnership interests.....................        1         1         2
  Purchases of:
    Fixed maturities........................................     (392)     (194)     (550)
    Equity securities.......................................      (19)      (18)       --
    Mortgage loans on real estate...........................       --        (9)       --
    Other limited partnership interests.....................       --        --        (2)
  Net change in short-term investments......................       (5)       20       (53)
  Net change in policy loans................................      (29)       (9)       (8)
  Sale of subsidiary to affiliate...........................       18        11        --
  Net change in other invested assets.......................       --        --       (11)
  Other, net................................................       (2)       (1)       37
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (163)       28      (395)
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    1,352     1,535     1,534
    Withdrawals.............................................   (1,039)   (1,157)   (1,107)
  Redemption of preferred stock.............................       --      (100)       --
  Dividends on preferred stock..............................       --        (3)       (5)
                                                              -------   -------   -------
Net cash provided by financing activities...................      313       275       422
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      (33)      (54)     (123)
Cash and cash equivalents, beginning of year................       33        87       210
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................       --        33        87
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the year:
    Interest................................................  $     2   $    --   $    --
                                                              =======   =======   =======
    Income taxes............................................  $    21   $    38   $     5
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company ("NELICO") and its subsidiaries (the "Company") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company was formerly, a wholly owned subsidiary of Met New England Holdings, Inc. ("MNEHP"), which was dissolved into Metropolitan Life, its parent, on April 12, 2003. The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal insurance subsidiaries of NELICO included New England Pension and Annuity Company ("NEPA") which was sold to Metropolitan Tower Life Insurance Company ("MTL") in 2004; Newbury Insurance Company, Limited ("Newbury") which was sold to MetLife in 2004; and New England Financial Distributors LLC ("NEFD") which was dissolved in 2004. These subsidiaries are included in the accompanying consolidated financial statements until their respective dates of sale or dissolution. See Note 11.

NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES"). NELICO also owns a majority interest in MetLife Advisors LLC ("Advisors").

N.L. Holding Corporation ("NLHC") and Nathan and Lewis Associates, Inc. ("NLA") which were sold to MetLife in 2003; Nathan and Lewis Securities ("NLS") which was merged into Walnut Street Securities ("WSS"), a wholly owned subsidiary of MetLife, in 2003; New England Life Holdings, Inc. ("NELHC") which was dissolved in 2003, and are included in the accompanying consolidated financial statements until the date of transaction. See Note 11.

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of (i) the Company; (ii) partnerships and joint ventures in which the Company has control; (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary, and (iv) majority owned subsidiaries. Intercompany accounts and transactions have been eliminated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions and employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

The Company recognized minority interest expense for the portion of the net income of Advisors not attributable to the Company's ownership of $45 million, $32 million, and $25 million for the years ended December 31, 2004, 2003

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

and 2002, respectively. Minority interest in the stockholder's equity of the Company was less than $1 million as of December 31, 2004 and 2003, respectively.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2004 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities and mortgage loans, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and
(vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than- temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE INTEREST ENTITIES

During 2003, the Financial Accounting Standards Board ("FASB") Interpretation No. ("FIN") 46 Consolidation of Variable Interest Entities - An Interpretation of ARB No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)") established new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). The Company is required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The adoption of FIN 46 and FIN 46(r) did not have a material impact on the Company's consolidated financial statements.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The associated financial statement risk is the volatility in net income which can result from
(i) changes in fair value of derivatives not qualifying as accounting hedges;
(ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses swaps to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses). The Company did not have any fair value hedges during the years ended December 31, 2004, 2003, and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholders' equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income
(loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). The Company did not have any embedded derivatives during the years ended December 31, 2004, 2003, and 2002.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is generally 40 years. Estimated lives range from three to five years for all other property and equipment. Accumulated depreciation and amortization of property and equipment was $5 million at both December 31, 2004 and 2003. Related depreciation

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

and amortization expense was $402 thousand, $467 thousand and $1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. Accumulated amortization of capitalized software was $27 million and $22 million at December 31, 2004 and 2003, respectively. Related amortization expense was $6 million, $7 million and $5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

DEFERRED POLICY ACQUISITION COSTS

The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

DAC for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine whether a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

on a straight-line basis over a period of 10 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

During 2002, the Company completed the required goodwill impairment tests, which indicated the Company's goodwill was impaired. As a result, the Company wrote off all of its goodwill and recorded a cumulative effect of a change in accounting principle of $15 million net of income taxes. The goodwill impairment was due to reductions in anticipated future performance of its then subsidiary, Nathan and Lewis Securities, Inc.

LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

Participating business represented approximately 3% of the Company's life insurance in-force and 9% of the number of life insurance policies in force at both December 31, 2004 and 2003. Participating policies represented approximately 51% and 74%, 53% and 74%, and 52% and 70% of gross and net life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off. Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities average 6%.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 6% to 9%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 3%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 7%.

Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 9%, less expenses, mortality charges, and withdrawals.

The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such fees are recognized in the period in which services are performed. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

Other revenues include broker/dealer commissions and fees, and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

INCOME TAXES

The Company joins with MetLife and its includable affiliates in filing a consolidated Federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current Federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to MetLife to the extent that their income (losses and other credits) contributes to (reduces) the consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.

The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred income tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

REINSURANCE

The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

LITIGATION

The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

numerous variables used to determine amounts recorded. It is possible that an adverse outcome in certain of the Company's litigation or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

In December 2004, the FASB issued Staff Position Paper ("FSP") 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. The Company is currently evaluating the repatriation provision of the AJCA. If the repatriation provision is implemented by the Company, the impact on the Company's income tax expense and deferred income tax assets and liabilities would be immaterial.

In December 2004, the FASB issued SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its consolidated financial statements.

In March 2004, the EITF reached consensus on Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

liability offsets under certain variable annuity and universal life contracts by approximately $8 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $9 million, including the cumulative effect of adoption.

In December 2003, the FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits -- an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) is primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

In May 2004, the FASB issued FASB Staff Position ("FSP") No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a multi-employer plan that has been determined not to be actuarially equivalent to benefits under Medicare Part D and therefore is not eligible to receive the subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("2003" Act"). The Company is also a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drug benefits under the 2003 Act beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. FSP 106-2 was effective for interim periods beginning after June 15, 2004 and provides for either retroactive application to the date of enactment of the legislation or prospective application from the date of adoption of FSP 106-2. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the Company's share of the net periodic postretirement benefit cost was reduced by $1 million for 2004. Metropolitan Life's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation, did not have a significant impact on the Company's consolidated financial statements.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity ("SFAS 150"). SFAS 150 clarifies the accounting for certain financial instruments with characteristics of both liabilities and equity and requires that those instruments be classified as a liability or, in certain circumstances, an asset. SFAS 150 is effective for financial instruments entered into or modified after May 31, 2003 and otherwise is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS 150, as of January 1, 2004, required the Company to reclassify $100 million of mandatorily redeemable preferred stock from stockholders' equity to liabilities. Dividends in 2004 on the mandatorily redeemable preferred stock were recorded as an interest expense (See Note 9).

In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

During 2003, the Company adopted FIN 46, Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51 and FIN 46(r). A VIE is defined as
(i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. The adoption of FIN 46 did not have an impact on the Company's consolidated financial statements. The adoption of the provisions of FIN 46(r) at December 31, 2003 did not require the Company to consolidate any VIEs.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets in the third quarter of 2002 and recorded a $15 million charge to earnings relating to the impairment of certain goodwill assets as a cumulative effect of a change in accounting. There was no impairment of identified intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2004 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. treasury/agency securities...........................    $ 66       $ 1      $--       $ 67
  U.S. corporate securities.................................     503        26       1         528
  Foreign government securities.............................      11        --      --          11
  Foreign corporate securities..............................      89         4      --          93
  Residential mortgage-backed securities....................     145         2      --         147
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $814       $33      $1        $846
                                                                ====       ===      ==        ====
Equity Securities:
  Common stocks.............................................    $  1       $--      $--       $  1
                                                                ====       ===      ==        ====

Fixed maturities and equity securities at December 31, 2003 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. treasury/agency securities...........................    $ 31       $ 1      $--       $ 32
  U.S. corporate securities.................................     453        28      --         481
  Foreign government securities.............................       3        --      --           3
  Foreign corporate securities..............................      55         4      --          59
  Residential mortgage-backed securities....................     103         2      --         105
  Other fixed maturity securities...........................      22        --      --          22
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $667       $35      $--       $702
                                                                ====       ===      ==        ====
Equity Securities:
  Common stocks.............................................    $ 23       $12      $--       $ 35
                                                                ====       ===      ==        ====

The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign bonds and loans for both years ended December 31, 2004 and 2003.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $20 million and $32 million at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $2 million and $3 million at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were less than $1 million and $1 million at December 31, 2004 and 2003, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The amortized cost and estimated fair value of fixed maturities at December 31, 2004, by contractual maturity date are shown below:

                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 85          $ 85
Due after one year through five years.......................     208           214
Due after five years through ten years......................     272           290
Due after ten years.........................................     104           110
                                                                ----          ----
    Subtotal................................................     669           699
Mortgage-backed and asset-backed securities.................     145           147
                                                                ----          ----
  Total fixed maturities....................................    $814          $846
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2004      2003      2002
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Proceeds....................................................  $158       $53       $62
Gross investment gains......................................  $ 17       $ 6       $ 1
Gross investment losses.....................................  $ (1)      $(1)      $(3)

Gross investment losses above exclude writedowns recorded during 2003 and 2002 for other than temporarily impaired available-for-sale securities of $1 million, $9 million, respectively. There were no writedowns for the year ended December 31, 2004.

The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

The following table shows the estimated fair values of the Company's fixed maturities, aggregated by sector, that have been in a continuous loss position for less than 12 months at December 31, 2004 and 2003:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2004          2003
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
U.S. treasury/agency securities.............................   $ 47           $ 2
U.S. corporate securities...................................     94            32
Foreign corporate securities................................     10             1
Residential mortgage-backed securities......................     21            --
                                                               ----           ---
  Total fixed maturities....................................   $172           $35
                                                               ====           ===
Total number of securities in an unrealized loss position...     34
                                                               ====

At December 31, 2004 and 2003, the Company had gross unrealized losses of $1 million and less than $1 million, respectively from fixed maturities that had been in an unrealized loss position for less than twelve months. The amount of unrealized losses from fixed maturities that had been in an unrealized loss position for twelve months or greater is less than $1 million at both December 31, 2004 and 2003. The fair value of those fixed maturities that had been in an

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

unrealized loss position for twelve months or greater is $1 million at both December 31, 2004 and 2003, respectively. There were no unrealized losses from equity securities at December 31, 2004 and 2003.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair value of $3 million and $6 million at December 31, 2004 and 2003, respectively.

MORTGAGE LOANS ON REAL ESTATE

The Company had commercial mortgage loans on real estate of $9 million at December 31, 2004 and 2003.

Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2004, 56% and 44% of the properties were located in California and New York, respectively. Generally, the Company (as the lender) requires a minimum of one-fourth of the purchase price of the underlying real estate to be paid by the borrower.

There was no valuation allowance on mortgage loans on real estate as of December 31, 2004 and 2003, respectively. There were no impaired mortgage loans on real estate as of December 31, 2004 and 2003, respectively.

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $37       $35       $24
Equity securities...........................................   --         1        --
Policy loans................................................   17        16        15
Other limited partnership interests.........................    1         3        (6)
Cash, cash equivalents and short-term investments...........    1         1         4
Other.......................................................    2        --         2
                                                              ---       ---       ---
    Total...................................................   58        56        39
Less: Investment expenses...................................    3         3         3
                                                              ---       ---       ---
    Net investment income...................................  $55       $53       $36
                                                              ===       ===       ===

NET INVESTMENT GAINS (LOSSES)

Net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $ 2       $ 5       $ (5)
Equity securities...........................................   14        (1)        (6)
Other.......................................................   (1)       --         --
                                                              ---       ---       ----
  Total net investment gains (losses).......................  $15       $ 4       $(11)
                                                              ===       ===       ====

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS

The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $32       $35       $ 27
Equity securities...........................................   --        12         (1)
Derivatives.................................................   (5)       (3)        --
Other invested assets.......................................   (1)       (1)        (1)
                                                              ----      ----      ----
  Total.....................................................   26        43         25
                                                              ----      ----      ----
Amounts allocated from:
  Deferred policy acquisition costs.........................   (4)       (5)         9
Deferred income taxes.......................................   (8)      (14)       (10)
                                                              ----      ----      ----
  Total.....................................................  (12)      (19)        (1)
                                                              ----      ----      ----
  Net unrealized investment gains (losses)..................  $14       $24       $ 24
                                                              ====      ====      ====

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $24       $24       $  4
Unrealized gains (losses) during the year...................  (17)       18         26
Unrealized gains (losses) relating to:
  Deferred policy acquisition costs.........................    1       (14)         4
Deferred income taxes.......................................    6        (4)       (10)
                                                              ----      ----      ----
Balance at December 31......................................  $14       $24       $ 24
                                                              ----      ----      ----
Net change in unrealized investment gains (losses)..........  $(10)     $--       $ 20
                                                              ====      ====      ====

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Company had foreign currency swaps with a notional amount of $10 million at both December 31, 2004 and 2003. The fair value of the foreign currency liabilities was $5 million and $3 million at December 31, 2004 and 2003, respectively. The maturity of the foreign currency swaps at December 31, 2004 was greater than five years but within ten years.

Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

These foreign currency swaps qualify as cash flow hedges under SFAS 133.

The Company recognized insignificant net investment expense from qualifying hedge settlement payments for the years ended December 31, 2004 and 2003. The Company did not have any qualifying hedges during the year ended December 31, 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

For the years ended December 31, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all cash flow hedges. All components of each derivative's gains or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                              ---------------
                                                              2004      2003
                                                              ----      -----
Other comprehensive income (loss) balance at the beginning
  of the year...............................................  $(3)      $  --
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............   (2)         (3)
                                                              ---       -----
Other comprehensive income (losses) balance at the end of
  the year..................................................  $(5)      $  (3)
                                                              ===       =====

At December 31, 2004, insignificant amounts of the deferred net losses on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2005.

CREDIT RISK

The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. INSURANCE

DEFERRED POLICY ACQUISITION COSTS

Information regarding DAC for the years ended December 31, 2002, 2003 and 2004 is as follows (dollars in millions):

Balance at January 1, 2002..................................    $1,169
Capitalization..............................................       174
                                                                ------
    Total...................................................     1,343
                                                                ------
Amortization related to:
  Unrealized investment gains (losses)......................        (4)
  Other expenses............................................       107
                                                                ------
    Total amortization......................................       103
                                                                ------
Balance at December 31, 2002................................     1,240
Capitalization..............................................       181
                                                                ------
    Total...................................................     1,421
                                                                ------
Amortization related to:
  Unrealized investment gains (losses)......................        14
  Other expenses............................................       166
                                                                ------
    Total amortization......................................       180
                                                                ------
Balance at December 31, 2003................................     1,241
Capitalization..............................................       132
                                                                ------
    Total...................................................     1,373
                                                                ------
Amortization related to:
  Unrealized investment gains (losses)......................        (1)
  Other expenses............................................       117
                                                                ------
    Total amortization......................................       116
                                                                ------
Dispositions and other......................................        (3)
                                                                ------
Balance at December 31, 2004................................    $1,254
                                                                ======

Amortization of DAC is related to: (i) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (ii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

SALES INDUCEMENTS

Changes in deferred sales inducements are as follows:

                                                                SALES INDUCEMENTS
                                                              ---------------------
                                                              (DOLLARS IN MILLIONS)
Balance at January 1, 2004..................................           $23
Capitalization..............................................             7
Amortization................................................            (3)
                                                                       ---
Balance at December 31, 2004................................           $27
                                                                       ===

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

The following table provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $41       $34       $ 7
  Reinsurance recoverables..................................  (33)      (28)       (5)
                                                              ----      ----      ---
Net balance at January 1....................................    8         6         2
                                                              ----      ----      ---
Incurred related to:
  Current year..............................................    1         2         1
  Prior years...............................................   --        --         3
                                                              ----      ----      ---
                                                                1         2         4
                                                              ----      ----      ---
Net Balance at December 31..................................    9         8         6
  Add: Reinsurance recoverables.............................   37        33        28
                                                              ----      ----      ---
Balance at December 31......................................  $46       $41       $34
                                                              ====      ====      ===

GUARANTEES

The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

ANNUITY CONTRACTS

                                                                   DECEMBER 31, 2004
                                                              ----------------------------
                                                              IN THE EVENT        AT
                                                                OF DEATH     ANNUITIZATION
                                                              ------------   -------------
                                                                 (DOLLARS IN MILLIONS)
RETURN OF NET DEPOSITS
  Separate account value....................................    $  1,670            N/A
  Net amount at risk........................................    $     10(1)         N/A
  Average attained age of contractholders...................    57 years            N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
  Separate account value....................................    $  2,628       $  1,564
  Net amount at risk........................................    $     70(1)    $      4(2)
  Average attained age of contractholders...................    60 years       56 years

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                                 DECEMBER 31, 2004
                                                              -----------------------
                                                              SECONDARY     PAID UP
                                                              GUARANTEES   GUARANTEES
                                                              ----------   ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate account)................   $  2,641       N/A
Net amount at risk..........................................   $ 32,848(1)    N/A(1)
Average attained age of policyholders.......................   45 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

The net amount at risk is based on the direct amount at risk (excluding reinsurance).

The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                       UNIVERSAL AND VARIABLE
                                              ANNUITY CONTRACTS            LIFE CONTRACTS
                                          --------------------------   -----------------------
                                          GUARANTEED    GUARANTEED
                                            DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                           BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                          ----------   -------------   ----------   ----------   -----
                                                         (DOLLARS IN MILLIONS)
Balance at January 1, 2004..............     $ 2            $ 1           $ 1         $  --       $ 4
Incurred guaranteed benefits............       1             (1)           --            --        --
Paid guaranteed benefits................      (1)            --            (1)           --        (2)
                                             ---            ---           ---         -----       ---
Balance at December 31, 2004............     $ 2            $--           $--         $  --       $ 2
                                             ===            ===           ===         =====       ===

Account balances of contracts with insurance guarantees are invested in separate account assets classes as follows at:

                                                                  DECEMBER 31,
                                                                      2004
                                                              ---------------------
                                                              (DOLLARS IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................         $4,947
  Bond......................................................            677
  Balanced..................................................            442
  Money Market..............................................            179
  Specialty.................................................             19
                                                                     ------
    TOTAL...................................................         $6,264
                                                                     ======

SEPARATE ACCOUNTS

Separate accounts assets and liabilities include pass-through separate accounts totaling $8,707 million and $7,566 million at December 31, 2004 and 2003, respectively, for which the policyholder assumes all investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

and totaled $81 million, $61 million and $54 million for the years ended December 31, 2004, 2003 and 2002, respectively.

For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. REINSURANCE

The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

Also, the Company currently reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

The effect of reinsurance on premiums earned is as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                              2004    2003    2002
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 228   $ 233   $ 228
Reinsurance ceded...........................................   (151)   (145)   (137)
                                                              -----   -----   -----
Net premiums................................................  $  77   $  88   $  91
                                                              =====   =====   =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 151   $ 118   $  97
                                                              =====   =====   =====

Reinsurance recoverables, included in premiums and other receivables, were $162 million and $136 million at December 31, 2004 and 2003, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $11 million and $15 million at December 31, 2004 and 2003, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

6. INCOME TAXES

The provision for income taxes was as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31
                                                              ---------------------
                                                              2004    2003    2002
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Current:
  Federal...................................................   $19    $ 15    $ 27
  State and Local...........................................     1       1      --
                                                               ---    ----    ----
                                                                20      16      27
                                                               ---    ----    ----
Deferred:
  Federal...................................................    (1)    (10)    (20)
                                                               ---    ----    ----
Provision for income taxes..................................   $19    $  6    $  7
                                                               ===    ====    ====

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes were as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31
                                                              ---------------------
                                                              2004    2003    2002
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................   $21     $12     $18
Tax effect of:
  Tax exempt investment income..............................    (7)     --      (3)
  Prior year taxes..........................................     2      (6)     --
  Other, net................................................     3      --      (8)
                                                               ---     ---     ---
Provision for income taxes..................................   $19     $ 6     $ 7
                                                               ===     ===     ===

The Company has been audited by the Internal Revenue Service for the years through and including 1999. In 2004, the Company recorded an adjustment for settlement of all issues relating to the Internal Revenue Service's audit of the Company's tax returns for the years 1997-1999. The current IRS examination covers the years 2000-2002. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2004          2003
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................   $334          $324
  Net operating losses......................................     11            10
  Investments...............................................      3            --
  Litigation related........................................     --             5
                                                               ----          ----
                                                                348           339
  Less: Valuation allowance.................................     10            10
                                                               ----          ----
                                                                338           329
                                                               ----          ----
Deferred income tax liabilities:
  Investments...............................................     --             2
  Deferred policy acquisition costs.........................    361           357
  Net unrealized investment gains...........................      8            14
  Other.....................................................     12             2
                                                               ----          ----
                                                                381           375
                                                               ----          ----
Net deferred income tax liability...........................   $(43)         $(46)
                                                               ====          ====

7. COMMITMENTS, CONTINGENCIES AND GUARANTEES

LITIGATION

The Company and/or certain affiliates of it have faced claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies, annuities or mutual funds. These claims are generally referred to as "sales practices claims."

The Company and its affiliates continue to defend themselves vigorously against these claims. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation or arbitrations relating to the Company's and its affiliates marketing and sales of individual life insurance, annuities and brokerage products may be commenced in the future.

The SEC is conducting a formal investigation of New England Securities Corporation ("NES"), a subsidiary of NELICO, in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC.

Prior to filing MetLife's June 30, 2003 Form 10-Q, MetLife announced a $31 million after-tax charge related to New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC is pursuing a formal investigation of the matter and, in December 2004, the Company received a Wells Notice in connection with the SEC investigation. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws. Under the SEC procedures, a recipient can respond to the SEC staff before the staff makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. NELICO continues to cooperate fully with the SEC in its investigation.

Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial service companies as part of an industrywide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

or its affiliates have responded and are fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced against the Company or its affiliates. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

Wilmington Shipping Company ("WSC") and two of its employees have sued NELICO for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that NELICO advised the investment of pension plan funds in a Developmental Property (real estate) account that caused plan losses of over $2 million. WSC also alleges that NELICO failed to give appropriate investment and plan termination advice to WSC plan trustees. NELICO has filed a motion for summary judgment, which is pending before the court.

MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

SUMMARY

It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

LEASES

In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

lease and sublease agreements for office space, data processing and other equipment. Sublease income relating to these lease agreements were as follows:

                                                                                       GROSS RENTAL
                                                                  SUBLEASE INCOME        PAYMENTS
                                                               ---------------------   ------------
                                                                      (DOLLARS IN MILLIONS)
2005........................................................            $ 8                $19
2006........................................................            $ 8                $15
2007........................................................            $ 7                $11
2008........................................................            $ 5                $ 7
2009........................................................            $--                $ 4
Thereafter..................................................            $--                $ 4

GUARANTEES

In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

In particular, NELICO is a member in Advisors and owns 100% of the voting interest in Advisors. In the normal course of business, Advisors provides certain indemnifications to counterparties in contracts that cover certain third party claims and lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities is not specified. Since this obligation is not subject to limitation, NELICO does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant.

8. EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

The Company participates in noncontributory defined benefit pension plans and a post retirement benefit plan sponsored by Metropolitan Life. The Company has no legal obligation under these plans and the Company's share of net expense is allocated based on salary ratios. The Company's share of pension expense was $5 million, $7 million and $5 million in 2004, 2003 and 2002, respectively. The Company's share of other postretirement benefit expense was $3 million, $4 million and $3 million for 2004, 2003 and 2002, respectively.

The Company also participates in multi-employer plans that provide pension and other postretirement benefits. Contributions of $13 million, $14 million and $12 million were made to these plans for the years ended December 31, 2004, 2003 and 2002, respectively.

SAVINGS AND INVESTMENT PLANS

MetLife sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $1 million for each of the years ended December 31, 2004, 2003 and 2002, respectively.

9. STOCKHOLDER'S EQUITY

PREFERRED STOCK

Effective December 30, 1998, the Company issued 200,000 shares of Series A Adjustable Rate Cumulative Preferred Stock, which are held by MetLife Credit Corporation, a subsidiary of Metropolitan Life, at par value of $1,000 per share. Dividends are paid quarterly in arrears at the Applicable Rate which will be recalculated on the first business day after each quarterly dividend payment date based on the product of (1 - the highest federal income tax rate for

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

corporations applicable during such dividend period) times (the "AA" Composite Commercial Paper (Financial) Rate + 180 basis points).

The Company redeemed 100,000 shares on August 5, 2003 with the approval of the Massachusetts Commissioner of Insurance (the "Commissioner"), leaving 100,000 shares outstanding. Under terms of the agreement, the remaining $100 million of Preferred Stock must be redeemed by December 30, 2005.

DIVIDEND RESTRICTIONS

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Commissioner if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

The Company paid no common stockholder dividends for the years ended December 31, 2004, 2003 and 2002. The Company paid preferred dividends of $2 million, $3 million and $5 million during the years ended December 31, 2004, 2003 and 2002, respectively, with prior approval of the Commissioner. Under SFAS 150, dividends paid on the Company's preferred stock is treated as an interest expense in 2004 (See Note 10).

STATUTORY EQUITY AND INCOME

The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting shares subject to mandatory redemption as surplus instead of liabilities, and valuing securities on a different basis.

Statutory net income (loss) of the Company, as filed with the Commonwealth of Massachusetts Division of Insurance (the "Division"), was $73 million, $49 million and $(46) million for the years ended December 31, 2004, 2003 and 2002, respectively; statutory capital and surplus, as filed, was $372 million and $327 million at December 31, 2004 and 2003, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

OTHER COMPREHENSIVE INCOME

The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2004      2003      2002
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $ (5)     $ 20       $ 9
Income tax effect of holding gains..........................     2       (16)       (2)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income..................................................   (16)       (7)       16
  Amortization of premium and accretion of discounts on
    investments.............................................     4         5         1
  Income tax effect.........................................     4         2        (6)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts.............................     1       (14)        4
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts................................    --        10        (2)
                                                              ----      ----       ---
Net unrealized investment gains.............................   (10)       --        20
                                                              ----      ----       ---
Other comprehensive income (losses).........................  $(10)     $ --       $20
                                                              ====      ====       ===

10. OTHER EXPENSES

Other expenses were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2004      2003      2002
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Compensation................................................  $  54     $  69     $  74
Commissions.................................................    127       194       228
Interest and debt issue cost................................      2         1        --
Amortization of policy acquisition costs....................    117       166       107
Capitalization of policy acquisition costs..................   (132)     (181)     (174)
Insurance taxes, licenses, and fees.........................     17        17         8
Agency allowances...........................................     56        50        70
Rent, net of sublease income................................      2         4         4
Minority interest...........................................     45        32        25
Other.......................................................    185       197       178
                                                              -----     -----     -----
Total other expenses........................................  $ 473     $ 549     $ 520
                                                              =====     =====     =====

11. ACQUISITIONS AND DISPOSITIONS

On October 1, 2004, Newbury, a subsidiary of NELICO, was sold to MetLife. Total assets and liabilities of the entity sold at the date of sale were $33 million and $17 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $1 million for the years ended December 31, 2004 and 2003. Total net income of the entity sold included in the consolidated statements of income was less than $1 million for the year ended December 31, 2002.

On October 8, 2004, NEPA, a subsidiary of NELICO, was sold to MTL. Total assets and liabilities of the entity sold at the date of sale were $8 million and less than $1 million, respectively. Total net income of the entity sold included in the consolidated statements of income was insignificant for the years ended December 31, 2004, 2003 and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

On August 1, 2003, NLS, a subsidiary of NLHC, was sold to MetLife and as a result, the Company recognized an increase of $7 million to equity. Total assets and liabilities of the entity sold at the date of sale were $21 million and $10 million, respectively. Total net losses of the entity sold included in the consolidated statements of income were ($1) million and ($17) million for the years ended December 31, 2003 and 2002, respectively.

On October 1, 2003, NLHC and its wholly owned subsidiary, NLA, were sold to MetLife and as a result, the Company recognized an increase of $4 million to equity. Total assets and liabilities of the entities sold at the date of sale were $7 million and $2 million, respectively. Total net losses of the entity sold, all of which are attributable to NLS, are included in the consolidated statements of income.

During December 2003, NELHC was dissolved. The entity was a wholly owned subsidiary of NELICO. The Company assumed a net $16 million in assets and liabilities, including the ownership of Advisors and NES. The Company recognized no gain or loss on this disposition.

12. FAIR VALUE INFORMATION

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING   ESTIMATED
DECEMBER 31, 2004                                              VALUE     FAIR VALUE
-----------------                                             --------   ----------
                                                              (DOLLARS IN MILLIONS)
Assets:
  Fixed maturities..........................................    $846        $846
  Equity securities.........................................       1           1
  Mortgage loans on real estate.............................       9           9
  Policy loans..............................................     308         308
  Short-term investments....................................      30          30
Liabilities:
  Policyholder account balances.............................     377         363
  Shares subject to mandatory redemption....................     100         100

                                                              CARRYING   ESTIMATED
DECEMBER 31, 2003                                              VALUE     FAIR VALUE
-----------------                                             --------   ----------
                                                              (DOLLARS IN MILLIONS)
Assets:
  Fixed maturities..........................................    $702        $702
  Equity securities.........................................      35          35
  Mortgage loans on real estate.............................       9           9
  Policy loans..............................................     279         279
  Short-term investments....................................      25          25
  Cash and cash equivalents.................................      33          33
Liabilities:
  Policyholder account balances.............................     365         350

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE

Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances is estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

SHARES SUBJECT TO MANDATORY REDEMPTION

Shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE FINANCIAL INSTRUMENTS

The fair value of derivative instruments, specifically foreign currency swaps, are based upon quotations obtained from dealers or other reliable sources. See
Note 3 for derivative fair value disclosures.

13. RELATED PARTY TRANSACTIONS

At December 31, 2004, the Company has short-term debt, in the form of mandatorily redeemable preferred stock, outstanding of $100 million to MetLife Credit Corporation, a wholly owned subsidiary of MetLife Holdings, Inc. During 2003, the Company redeemed $100 million of outstanding preferred stock. The Company paid $2 million of interest in 2004, and $3 million and $5 million of dividends on the preferred stock in 2003 and 2002, respectively.

Effective January 2003, the Company entered into a reinsurance contract with Metropolitan Life. Metropolitan Life reinsures substantially all of the Company's supplementary contracts without life contingencies. The Company ceded reserves of $55 million and $39 million at December 31, 2004 and 2003, respectively.

During 2002, the Company received $27 million from Metropolitan Life for the purchase of the Company's computers, furniture and other fixed assets at net book value. Metropolitan Life charged the Company $1 million, $2 million and $1 million for the use of the assets in 2004, 2003 and 2002, respectively.

Metropolitan Life and the Company have a Master Service Agreement under which Metropolitan Life provides all administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $175 million and $154 million for administrative services in 2004, 2003 and 2002, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premium of $3 million, $2 million and $3 million in 2004, 2003 and 2002, respectively.

Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

14. SUBSEQUENT EVENTS

Prior to filing MetLife, Inc.'s June 30, 2003 Form 10-Q, MetLife, Inc. ("MetLife") announced a $31 million after-tax charge related to New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC opened a formal investigation of the matter and, in December 2004, the Company received a Wells Notice in connection with the SEC investigation. The staff of the SEC has notified NELICO that no enforcement action has been recommended against NELICO.

MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. MetLife also has received subpoenas from the District Attorney of the County of San Diego, California seeking numerous documents including incentive agreements entered into with brokers. The Florida Department of Financial Services and the Florida Office of Insurance Regulation also have served subpoenas on MetLife concerning topics that include compensation paid to intermediaries. The Insurance Commissioner of Oklahoma has served a subpoena on MetLife and/or its subsidiaries seeking, among other things, documents and information concerning the compensation of insurance producers for insurance covering Oklahoma entities and persons. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. It is possible that additional requests for information and/or investigations may be commenced. The Company continues to fully cooperate with these inquiries.

Wilmington Shipping Company ("WSC") and two of its employees have sued NELICO for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that NELICO advised the investment of pension plan funds in a Developmental Property (real estate) account that caused plan losses of over $2 million. WSC also alleges that NELICO failed to give appropriate investment and plan termination advice to WSC plan trustees. NELICO has filed a motion for summary judgment, which is pending before the court. The Pension Benefit Guaranty Corporation has indicated that it will move to dismiss the case on behalf of the plan administrator, leaving an individual plaintiff remaining.

The Holding Company announced on September 8, 2005 that the NASD staff has notified MetLife Securities, Inc., New England Securities Corporation and Walnut Street Securities, Inc., all affiliates of NELICO, that it has made a preliminary determination to file charges of violations of the NASD's rules against the firms. The notification follows an investigation by the NASD of certain mutual fund transactions by the firms during 2003. As the result of an internal audit, the firms determined that a limited number of mutual fund transactions processed by firm representatives and at the firms' consolidated trading desk, during the period April through December 2003, had been received from customers after 4:00 p.m. Eastern time and received the same day's net asset value. The pending investigation was initiated after the firms reported their findings to the NASD. The potential charges of violations of NASD's rules relate to the firm's maintenance of books and records, supervisory procedures and responses to the NASD's information requests. Under the NASD's procedures, the firms intend to respond to the staff before the staff makes a formal recommendation regarding whether any action alleging violations of the rules should be considered. The firms continue to cooperate fully with the NASD in its investigation.

PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

      The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

      Statement of Assets and Liabilities at December 31, 2004.

      Statement of Operations for the year ended December 31, 2004.

      Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003.

      Notes to Financial Statements--December 31, 2004.

      The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

      Consolidated Balance Sheets as of December 31, 2004 and 2003.

      Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

      Consolidated Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

      Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

      Notes to Consolidated Financial Statements.

(b) Exhibits

      (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

      (2) None.

      (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

      (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

                                      III-1

      (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (iv) Forms of Endorsements: Fixed Account Rider for Variable Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

      (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 16, 2004.


      (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider
      NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor
      Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 333-51676) filed on September 22, 2005.


      (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

      (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.


      (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

      (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

      (7) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.


      (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

      (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iv) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Participation Agreement among Met Life Investors Series Trust, Met Life Investors Advisory Corp., Met Life Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.


      (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.


                                      III-2

      (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.


      (10) (i) Consent of Deloitte & Touche LLP. (filed herewith)

      (ii) Consent of Counsel (Sutherland Asbill & Brennan LLP).
           (filed herewith)

      (iii) Consent of Counsel (NELICO). (filed herewith)


      (11) None

      (12) None

      (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


      (14) Powers of Attorney are incorporated herein by reference to the Registration Statement of the New England Variable Life Separate Account, Post-Effective Amendment No. 1, on Form N-6 (File No. 333-73676) filed as Exhibit (r)(i) on December 13, 2002; except for Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6 (File No. 333-103193) filed as Exhibit (r)(iii) on April 14, 2004; Lisa M. Weber, Michael K. Farrell, Hugh C. McHaffie, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-6 (File No. 333-73676) filed as Exhibit (r)(iv) on January 19, 2005, and Leland C. Launer Jr. and Michael J. Vietri, whose powers of attorney were filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed as Exhibit 14(v) on July 26, 2005.



ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Lisa M. Weber(2)                          Chairman, President and Chief Executive Officer

Michael K. Farrell(5)                     Director

Leland C. Launer, Jr.(7)                  Director

Hugh C. McHaffie(1)                       Director and Senior Vice President

Catherine A. Rein(2)                      Director

Michael J. Vietri(6)                      Director

William J. Wheeler(2)                     Director






                                      III-3

Daniel J. Jordan(1)                       Vice President and Secretary

Robert L. Ghegan(3)                       Senior Vice President

Alan C. Leland, Jr.(1)                    Senior Vice President

Joseph J. Prochaska, Jr.(2)               Senior Vice President and Chief Accounting Officer

Anthony J. Williamson(2)                  Senior Vice President and Treasurer (Principal Financial Officer)


(1) New England Financial, 501 Boylston Street, Boston, MA 02116

(2) MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City,
    NY 11101

(3) 287 Columbus Avenue, Boston, MA 02116

(4) One Financial Center, 20th Floor, Boston, MA 02111

(5) 10 Park Avenue, Morristown, NJ 07962


(6) 501 Route 22, Bridgewater, NJ 08807

(7) 177 South Commons Drive, Suite 1A, Aurora, IL 60504


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.


On July 1, 2005, MetLife, Inc. completed the acquisition of Citigroup's Travelers Life & Annuity businesses, including The Travelers Insurance Company and The Travelers Life and Annuity Company, and substantially all of Citigroup's international insurance businesses.


                                      III-4

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of July 31, 2005, there were 28,621 owners of tax-qualified contracts and 11,188 owners of non-qualified contracts.


ITEM 28. INDEMNIFICATION



The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.



Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.





                                      III-6

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter for:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account


      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


              NAME                               POSITIONS AND OFFICES WITH
                                                   PRINCIPAL UNDERWRITER
Michael K. Farrell(4)                   Director and Chairman of the Board

Craig Markham(5)                        Director and President

William J. Toppeta(2)                   Director

Virgelan E. Aquino(3)                   Vice President

Leonard M. Bakal(2)                     Vice President and Chief Compliance Officer

Richard J. Barquist(2)                  Vice President

David J. Decker(6)                      Vice President

Johannes Etwaroo(7)                     Vice President-Operations

Charles E. Fuller(3)                    Vice President

Rebecca Chiccino Kovatch(1)             Vice President

Joanne Logue(1)                         Vice President

Jeffrey A. Wilk(3)                      Vice President

Gwenn L. Carr(2)                        Clerk and Secretary

Paul D. Hipworth(3)                     Assistant Vice President and Chief Financial Officer

Anthony J. Williamson(2)                Treasurer

Daniel D. Jordan(1)                     Assistant Secretary and Assistant Clerk



Principal Business Address:


(1)     New England Financial--501 Boylston Street, Boston, MA 02117
(2)     MetLife--One MetLife Plaza, 27-01 Queens Plaza North,
        Long Island City, NY. 11101

(3)     MetLife--485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830

(4)     MetLife--10 Park Avenue, Morristown, NJ 07962

(5)     General American Life Insurance Company--13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128

(6)     MetLife--485-B Route 1 South, Suite 360,
               Iselin, NJ 08830

(7)     MetLife--2 Montgomery Street, P.O. Box 2035,
               Jersey City, NJ 07302


      (c)

         (1)                 (2)            (3)          (4)          (5)
                             NET
       NAME OF          UNDERWRITING
      PRINCIPAL         DISCOUNTS AND  COMPENSATION    BROKERAGE
     UNDERWRITER         COMMISSIONS   ON REDEMPTION  COMMISSIONS  COMPENSATION

New England Securities
Corporation              $26,174,393          0           0             0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


                                      III-7

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

      (a) Registrant

      (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

      (c) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116

      (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

      (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.


                                      III-8

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of October 2005.


                                   New England Variable Annuity Separate Account
                                           (Registrant)


                                   By:  New England Life Insurance Company
                                           (Depositor)


                                   By:     /s/ Marie C. Swift
                                       -----------------------------------------
                                           Marie C. Swift, Esq.
                                           Vice President and Counsel

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of October 2005.


                                    New England Life Insurance Company


                                    By:     /s/ Marie C. Swift
                                        ------------------------------
                                            Marie C. Swift, Esq.
                                            Vice President and Counsel



         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 25, 2005.



                          SIGNATURE                                                    Title


                  *                                             Chairman, President and
------------------------------------                            Chief Executive Officer
Lisa M. Weber


                  *                                             Director
------------------------------------
Michael K. Farrell


                  *                                             Director
------------------------------------
Leland C. Launer Jr.


                  *                                             Director and Senior Vice President
------------------------------------
Hugh C. McHaffie


                  *                                             Senior Vice President and
------------------------------------                            Chief Accounting Officer
Joseph J. Prochaska, Jr.




                  *                                             Director
------------------------------------
Catherine A. Rein

                  *                                             Director
------------------------------------
Michael J. Vietri


                  *                                             Director
------------------------------------
William J. Wheeler

                                                                Senior Vice President and Treasurer
                  *                                             (Principal Financial Officer)
------------------------------------
Anthony J. Williamson



By: /s/ Michele H. Abate
    --------------------------------
         Michele H. Abate
         Attorney-in-fact
         October 25, 2005




* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the New England Variable Life Separate Account's Form N-6 Registration Statement, File No. 333-73676, on December 13, 2002; except for Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004; Lisa M.Weber, Michael K. Farrell, Hugh C. McHaffie, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-6 (File No. 333-73676) filed as Exhibit (r)(iv) on January 19, 2005; Leland C. Launer Jr. and Michael J. Vietri, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-4 (File No. 333-51676) filed as Exhibit 14(v) on July 26, 2005.

                                  Exhibit Index


10(i)             Consent of Deloitte & Touche LLP

10(ii)            Consent of Counsel (Sutherland Asbill & Brennan LLP).

10(iii)           Consent of Counsel (NELICO)